Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose
494424761			D	A	D	A	C	A	A	A	Closed	FCRE1316	2021-06-29 16:20	2021-08-02 18:00	Resolved	1 - Information	D	A	Credit	Missing Doc - Employment	Borrower 1 3rd Party VOE Prior to Close Missing
Resolved-Proof of S/E provided. - Due Diligence Vendor-08/02/2021

Ready for Review-Document Uploaded. Please see attachment - Seller-07/21/2021

Open-Documentation attached does not indicate proof of borrower's current S/E. Loan file contains 2 years returns, however, current (within 30 days of consummation) verification of s/e business ownership was not provided. - Due Diligence Vendor-07/21/2021

Ready for Review-Document Uploaded. Please see attached VOE that was located in the file.  - Seller-07/19/2021

Open-Missing VOE prior to closing. DU requires self employment to be verified within 120 days - Due Diligence Vendor-06/29/2021
																							Ready for Review-Document Uploaded. Please see attachment - Seller-07/21/2021 Ready for Review-Document Uploaded. Please see attached VOE that was located in the file. - Seller-07/19/2021	Resolved-Proof of S/E provided. - Due Diligence Vendor-08/02/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$640,000.00	DC	Second Home	Purchase	NA
494424761			D	A	D	A	C	A	A	A	Closed	FCOM7646	2021-07-15 22:35	2021-08-01 22:13	Resolved	1 - Information	C	A	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status
Resolved-Originator QM Designation Of QM: GSE Temporary QM - SH Matches Final QM Status Of QM: GSE Temporary QM - SH. Proof of S/E provided. - Due Diligence Vendor-08/02/2021

Ready for Review-Document Uploaded. Please see attachment - Seller-07/21/2021

Open-Documentation attached does not indicate proof of borrower's current S/E. Loan file contains 2 years returns, however, current (within 30 days of consummation) verification of s/e business ownership was not provided. - Due Diligence Vendor-07/21/2021

Ready for Review-Document Uploaded. Please see attached VOE that was located in the file - Seller-07/19/2021

Open-Originator QM Designation Of QM: GSE Temporary QM - SH Differs From Final QM Status Of ATR/QM: Status Pending. Pending VOE as noted in alternate finding. - Due Diligence Vendor-07/15/2021
																							Ready for Review-Document Uploaded. Please see attachment - Seller-07/21/2021 Ready for Review-Document Uploaded. Please see attached VOE that was located in the file - Seller-07/19/2021	Resolved-Originator QM Designation Of QM: GSE Temporary QM - SH Matches Final QM Status Of QM: GSE Temporary QM - SH. Proof of S/E provided. - Due Diligence Vendor-08/02/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$640,000.00	DC	Second Home	Purchase	NA
494424761			D	A	D	A	C	A	A	A	Closed	FPRO9939	2021-07-07 15:29	2021-07-20 18:43	Resolved	1 - Information	A	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/20/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.4) - Due Diligence Vendor-07/07/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/20/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$640,000.00	DC	Second Home	Purchase	NA
494430724			D	A	C	A	C	A	D	A	Closed	FPRO1244	2021-07-08 18:46	2021-09-21 14:06	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/21/2021 Open-Third party review product confirming origination appraised value within 10% variance not provided. - Due Diligence Vendor-07/08/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/21/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$576,000.00	TN	Second Home	Purchase	NA
494430724			D	A	C	A	C	A	D	A	Closed	FCOM7646	2021-07-08 15:51	2021-09-21 14:05	Resolved	1 - Information	C	A	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status
Resolved-Originator QM Designation Of QM: GSE Temporary QM - SH Matches Final QM Status Of QM: GSE Temporary QM - SH - Due Diligence Vendor-09/21/2021

Resolved-Originator QM Designation Of QM: GSE Temporary QM - SH Matches Final QM Status Of QM: GSE Temporary QM - SH. TWN income breakdown for 2019 B2 provided. - Due Diligence Vendor-07/14/2021

Ready for Review-Document Uploaded. Please see attached printout from Worknumber that includes 2019 income with breakdown for borrower 2. - Seller-07/09/2021

Open-Originator QM Designation Of QM: GSE Temporary QM - SH Differs From Final QM Status Of ATR/QM: Status Pending. Provide 2019 income for Borrower 2. - Due Diligence Vendor-07/08/2021
																							Ready for Review-Document Uploaded. Please see attached printout from Worknumber that includes 2019 income with breakdown for borrower 2. - Seller-07/09/2021	Resolved-Originator QM Designation Of QM: GSE Temporary QM - SH Matches Final QM Status Of QM: GSE Temporary QM - SH - Due Diligence Vendor-09/21/2021 Resolved-Originator QM Designation Of QM: GSE Temporary QM - SH Matches Final QM Status Of QM: GSE Temporary QM - SH. TWN income breakdown for 2019 B2 provided. - Due Diligence Vendor-07/14/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$576,000.00	TN	Second Home	Purchase	NA
494430724			D	A	C	A	C	A	D	A	Closed	FCRE1437	2021-07-08 15:22	2021-07-14 23:54	Resolved	1 - Information	C	A	Credit	Income	Income and Employment Do Not Meet Guidelines
Resolved-2019 Worknumber for B2 provided to include requested income breakdown. Finding resolved. - Due Diligence Vendor-07/14/2021

Ready for Review-Document Uploaded. Please see attached printout from Worknumber that includes 2019 income with breakdown for borrower 2. - Seller-07/09/2021

Open-Income and Employment Do Not Meet Guidelines - Due Diligence Vendor-07/08/2021

Open-Provide 2019 W2 or WVOE for borrower 2 as required per AUS. Overtime and/or Bonus is required to be supported by paystubs and the most recent two year period. Only pay stub and 2020 W2 was provided.  - Due Diligence Vendor-07/08/2021
																							Ready for Review-Document Uploaded. Please see attached printout from Worknumber that includes 2019 income with breakdown for borrower 2. - Seller-07/09/2021	Resolved-2019 Worknumber for B2 provided to include requested income breakdown. Finding resolved. - Due Diligence Vendor-07/14/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$576,000.00	TN	Second Home	Purchase	NA
494479751			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$923,000.00	CA	Primary Residence	Refinance	Rate and Term
494400537			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-07-20 20:55	2021-07-26 15:19	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/26/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/20/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/26/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$600,000.00	CA	Primary Residence	Refinance	Cash Out - Other
494434027			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-07-10 15:21	2021-07-31 22:15	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/31/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/10/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/31/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$656,000.00	NY	Primary Residence	Purchase	NA
494489154			C	A	C	A	C	A	C	A	Closed	FPRO5405	2021-07-18 00:01	2021-07-31 22:13	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/31/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/18/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/31/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$756,740.00	NY	Primary Residence	Refinance	Rate and Term
494489154			C	A	C	A	C	A	C	A	Closed	FCRE1168	2021-07-12 16:54	2021-07-21 16:10	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Replacement Cost Estimator provided with a value of $XXX. HOI Policy provided with a dwelling coverage of $XXX plus Replacement Cost Coverage. Finding resolved. - Due Diligence Vendor-07/21/2021 Ready for Review-Document Uploaded. Replacement Cost Estimator - Seller-07/19/2021 Open-The lien amount equals $XXX. The hazard insurance declaration page reflects a coverage amount of $XXX. No evidence of additional dwelling coverage or a replacement cost calculator. - Due Diligence Vendor-07/17/2021	Ready for Review-Document Uploaded. Replacement Cost Estimator - Seller-07/19/2021	Resolved-Replacement Cost Estimator provided with a value of $XXX. HOI Policy provided with a dwelling coverage of $XXX plus Replacement Cost Coverage. Finding resolved. - Due Diligence Vendor-07/21/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$756,740.00	NY	Primary Residence	Refinance	Rate and Term
494422837			C	B	A	A	C	B	A	A	Closed	finding-3631	2021-09-27 20:49	2021-09-30 21:40	Cured	2 - Non-Material	C	B	Compliance	Points & Fees	Reimbursement Amount Validation Test
Cured-Proof of delivery, copy of check, LOE, and PC-CD provided.  - Due Diligence Vendor-09/30/2021
Ready for Review-Disagree-Transfer Tax on initial LE is $XXX and increase to $XXX on the final CD difference id $XX. The GRMA fee is part of the Recording fee charges and is included in 10% fee charges. Restitution for $XXX should resolve failure. - Seller-09/27/2021
Open-Transfer tax increase was $85. LOE, PC-CD, copy of check and proof of delivery provided was for $75.  - Due Diligence Vendor-08/02/2021
Ready for Review-Received Restitution Documentation and has been provided. - Seller-08/02/2021
Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-07/13/2021
																							Ready for Review-Disagree-Transfer Tax on initial LE is $3,750.00 and increase to $3,825.00 on the final CD difference id $75.00. The GRMA fee is part of the Recording fee charges and is included in 10% fee charges. Restitution for $75.00 should resolve failure. - Seller-09/27/2021 Ready for Review-Received Restitution Documentation and has been provided. - Seller-08/02/2021	Cured-Proof of delivery, copy of check, LOE, and PC-CD provided. - Due Diligence Vendor-09/30/2021	Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 46 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 758 is Greater Than The Guideline Minimum Of 700 By Twenty (20) or More Points Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 6 Years			"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$900,000.00	GA	Primary Residence	Purchase	NA
494422837			C	B	A	A	C	B	A	A	Closed	finding-3632	2021-09-27 20:49	2021-09-30 21:39	Resolved	1 - Information	C	A	Compliance	Disclosures (Federal, State, and Data Dependent)	Consummation or Reimbursement Date Validation Test
Resolved-Proof of delivery, copy of check, LOE, and PC-CD provided.  - Due Diligence Vendor-09/30/2021

Ready for Review-Disagree-Transfer Tax on initial LE is $3,750.00 and increase to $3,825.00 on the final CD difference id $75.00. The GRMA fee is part of the Recording fee charges and is included in 10% fee charges. Restitution for $75.00 should resolve failure. - Seller-09/27/2021

Open-Transfer tax increase was $85. LOE, PC-CD, copy of check and proof of delivery provided was for $75.  - Due Diligence Vendor-08/02/2021

Ready for Review-Received Restitution Documentation and has been provided. - Seller-08/02/2021

Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-07/13/2021
																							Ready for Review-Disagree-Transfer Tax on initial LE is $3,750.00 and increase to $3,825.00 on the final CD difference id $75.00. The GRMA fee is part of the Recording fee charges and is included in 10% fee charges. Restitution for $75.00 should resolve failure. - Seller-09/27/2021 Ready for Review-Received Restitution Documentation and has been provided. - Seller-08/02/2021	Resolved-Proof of delivery, copy of check, LOE, and PC-CD provided. - Due Diligence Vendor-09/30/2021	Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 46 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 758 is Greater Than The Guideline Minimum Of 700 By Twenty (20) or More Points Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 6 Years			"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$900,000.00	GA	Primary Residence	Purchase	NA
494422837			C	B	A	A	C	B	A	A	Closed	finding-3634	2021-09-27 20:49	2021-09-30 21:39	Cured	2 - Non-Material	C	B	Compliance	TRID Tolerance	Charges That Cannot Increase Test
Cured-Proof of delivery, copy of check, LOE, and PC-CD provided.  - Due Diligence Vendor-09/30/2021

Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $75.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-07/21/2021

Ready for Review-Disagree-Transfer Tax on initial LE is $3,750.00 and increase to $3,825.00 on the final CD difference id $75.00. The GRMA fee is part of the Recording fee charges and is included in 10% fee charges. Restitution for $75.00 should resolve failure. - Seller-09/27/2021

Open-Transfer tax increase was $85. LOE, PC-CD, copy of check and proof of delivery provided was for $75.  - Due Diligence Vendor-08/02/2021

Ready for Review-Document Uploaded. Received Restitution Documentation and has been provided. - Seller-08/02/2021

Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $85.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-07/21/2021
																							Ready for Review-Disagree-Transfer Tax on initial LE is $3,750.00 and increase to $3,825.00 on the final CD difference id $75.00. The GRMA fee is part of the Recording fee charges and is included in 10% fee charges. Restitution for $75.00 should resolve failure. - Seller-09/27/2021 Ready for Review-Document Uploaded. Received Restitution Documentation and has been provided. - Seller-08/02/2021	Cured-Proof of delivery, copy of check, LOE, and PC-CD provided. - Due Diligence Vendor-09/30/2021	Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 46 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 758 is Greater Than The Guideline Minimum Of 700 By Twenty (20) or More Points Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 6 Years		XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$900,000.00	GA	Primary Residence	Purchase	NA
494415817			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$667,000.00	MN	Primary Residence	Refinance	Rate and Term
494405156			C	B	A	A	C	B	A	A	Closed	finding-3624	2021-10-08 16:06	2021-10-14 17:23	Resolved	1 - Information	C	A	Compliance	TRID	TRID "Section A. Origination Charges" Validation Test
Resolved-PC-CD provided moving processing fee paid to "other" in Section A to Section B. - Due Diligence Vendor-10/14/2021

Ready for Review-Document Uploaded. See attached CD and LOX  - Seller-10/08/2021

Open-This loan failed the TRID "Section A. Origination Charges" validation test.This loan contains a fee or fees where "compensation to" is set to a party other than lender or broker, but this fee or fees should not be retained by any party other than the lender or broker."Section A. Origination Charges" should contain an itemization of each amount, and a subtotal of all such amounts, that the consumer will pay to each creditor and loan originator for originating and extending the credit. Processing fee showing paid to third party in section A. - Due Diligence Vendor-09/07/2021
																							Ready for Review-Document Uploaded. See attached CD and LOX - Seller-10/08/2021	Resolved-PC-CD provided moving processing fee paid to "other" in Section A to Section B. - Due Diligence Vendor-10/14/2021
Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 39.44% Is Below the Guideline Maximum Of 80% By Ten Percent (10%) or More

Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 17 Years

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 9 Years

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 39.44% Is Below The Guideline Maximum Of 80% By Ten Percent (10%) Or More
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$710,000.00	TX	Primary Residence	Refinance	Cash Out - Other
494405156			C	B	A	A	C	B	A	A	Closed	finding-3367	2021-10-13 15:20	2021-10-14 17:20	Acknowledged	2 - Non-Material	B	B	Compliance	Disclosures (Federal, State, and Data Dependent)	RESPA Homeownership Counseling Organizations Disclosure Date Test
Acknowledged-The Homeownership Counseling Org document received that is dated 5/24/2021 is not within 3 days of application date of 5/12/2021. Client acknowledge. - Due Diligence Vendor-10/14/2021

Acknowledged-The Homeownership Counseling Org document received that is dated 5/24/2021 is not within 3 days of application date of 5/12/2021. Client acknowledge. - Due Diligence Vendor-10/14/2021

Acknowledged-The Homeownership Counseling Org document received that is dated 5/24/2021 is not within 3 days of application date of 5/12/2021. Client acknowledge. - Due Diligence Vendor-10/14/2021

Ready for Review-Agree - Non-material  - Seller-10/13/2021

Counter-The Homeownership Counseling Org document received that is dated 5/24/2021 is not within 3 days of application date of 5/12/2021. - Due Diligence Vendor-10/12/2021

Ready for Review-Document Uploaded. Disagree - Homeownership Counseling Organizations Disclosure is in file. See attachment.  - Seller-10/08/2021

Open-This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than 30 days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(2)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than 3 business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page: NonePlease note: This test does not validate the content of any list of homeownership counseling organizations. Homeowners Counseling Disclosure dated 5/24 is not within 3 days of application date of 5/12/21. - Due Diligence Vendor-09/30/2021
																							Ready for Review-Agree - Non-material - Seller-10/13/2021 Ready for Review-Document Uploaded. Disagree - Homeownership Counseling Organizations Disclosure is in file. See attachment. - Seller-10/08/2021	Acknowledged-The Homeownership Counseling Org document received that is dated 5/24/2021 is not within 3 days of application date of 5/12/2021. Client acknowledge. - Due Diligence Vendor-10/14/2021 Acknowledged-The Homeownership Counseling Org document received that is dated 5/24/2021 is not within 3 days of application date of 5/12/2021. Client acknowledge. - Due Diligence Vendor-10/14/2021 Acknowledged-The Homeownership Counseling Org document received that is dated 5/24/2021 is not within 3 days of application date of 5/12/2021. Client acknowledge. - Due Diligence Vendor-10/14/2021
Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 39.44% Is Below the Guideline Maximum Of 80% By Ten Percent (10%) or More

Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 17 Years

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 9 Years

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 39.44% Is Below The Guideline Maximum Of 80% By Ten Percent (10%) Or More
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$710,000.00	TX	Primary Residence	Refinance	Cash Out - Other
494405156			C	B	A	A	C	B	A	A	Closed	finding-3550	2021-10-14 17:20	2021-10-14 17:20	Resolved	1 - Information	A	A	Compliance	TRID	Non-Numeric Clerical Error and Post-Consummation Revised Closing Disclosure Delivery Date Test
Resolved-This loan failed the non-numeric clerical error and post-consummation revised closing disclosure delivery date test.( 12 CFR §1026.19(f)(2)(iv) )The post-consummation reason for redisclosure is "non-numeric clerical error" and the post-consummation revised closing disclosure delivery date is more than 60 calendar days after the consummation date, or closing / settlement date if no consummation date was provided.Changes due to clerical errors. A creditor does not violate §1026.19(f)(1)(i) if the disclosures provided under §1026.19(f)(1)(i) contain non-numeric clerical errors, provided the creditor delivers or places in the mail corrected disclosures no later than 60 days after consummation. PC-CD provided within 60 days of discovery - Due Diligence Vendor-10/14/2021

Resolved-This loan failed the non-numeric clerical error and post-consummation revised closing disclosure delivery date test.( 12 CFR §1026.19(f)(2)(iv) )The post-consummation reason for redisclosure is "non-numeric clerical error" and the post-consummation revised closing disclosure delivery date is more than 60 calendar days after the consummation date, or closing / settlement date if no consummation date was provided.Changes due to clerical errors. A creditor does not violate §1026.19(f)(1)(i) if the disclosures provided under §1026.19(f)(1)(i) contain non-numeric clerical errors, provided the creditor delivers or places in the mail corrected disclosures no later than 60 days after consummation. PC-CD provided within 60 days of discovery - Due Diligence Vendor-10/14/2021

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 39.44% Is Below the Guideline Maximum Of 80% By Ten Percent (10%) or More

Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 17 Years

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 9 Years

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 39.44% Is Below The Guideline Maximum Of 80% By Ten Percent (10%) Or More
																												"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$710,000.00	TX	Primary Residence	Refinance	Cash Out - Other
494398301			C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-10-01 18:55	2021-10-06 21:39	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Hazard Insurance Coverage Amount of $XXX is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $XXX - Due Diligence Vendor-10/06/2021
Ready for Review-Document Uploaded. Replacement Cost Estimator has been received and uploaded. - Seller-10/01/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $XXX - Due Diligence Vendor-09/30/2021
																							Ready for Review-Document Uploaded. Replacement Cost Estimator has been received and uploaded. - Seller-10/01/2021	Resolved-Hazard Insurance Coverage Amount of $XXX is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $XXX - Due Diligence Vendor-10/06/2021	Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 25 Years		XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$764,000.00	TX	Primary Residence	Refinance	Cash Out - Other
494427488			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$1,003,000.00	CA	Primary Residence	Refinance	Cash Out - Other
494409076			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$879,200.00	FL	Primary Residence	Purchase	NA
494400099			C	A	A	A	C	A	A	A	Closed	finding-3631	2021-10-01 20:00	2021-10-05 20:07	Resolved	1 - Information	C	A	Compliance	Points & Fees	Reimbursement Amount Validation Test	Resolved-Resolved - Due Diligence Vendor-10/05/2021 Ready for Review-COC and LE dated 06/28/2021 allows for Appraisal Review fee to be added. - Seller-10/01/2021 Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-09/03/2021	Ready for Review-COC and LE dated 06/28/2021 allows for Appraisal Review fee to be added. - Seller-10/01/2021	Resolved-Resolved - Due Diligence Vendor-10/05/2021
Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 33.31% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 56.62% Is Below The Guideline Maximum Of 70% By Ten Percent (10%) Or More

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 16 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.019936363636363637

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 12 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 17 Years

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 56.62% Is Below the Guideline Maximum Of 75% By Ten Percent (10%) or More

Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Twenty-Four (24) Months Housing History Reviewed With No Late Payments

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 799 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points
																												"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$1,826,800.00	MN	Second Home	Construction-Perm	Rate and Term
494400099			C	A	A	A	C	A	A	A	Closed	finding-3632	2021-10-01 20:05	2021-10-05 20:07	Resolved	1 - Information	C	A	Compliance	Disclosures (Federal, State, and Data Dependent)	Consummation or Reimbursement Date Validation Test	Resolved-Resolved - Due Diligence Vendor-10/05/2021 Ready for Review-Disagree-10% tolerance fees on LE total $3,998.00 which is within tolerance no violation occurred for 10% tolerance - Seller-10/01/2021 Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-09/03/2021	Ready for Review-Disagree-10% tolerance fees on LE total $3,998.00 which is within tolerance no violation occurred for 10% tolerance - Seller-10/01/2021	Resolved-Resolved - Due Diligence Vendor-10/05/2021
Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 33.31% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 56.62% Is Below The Guideline Maximum Of 70% By Ten Percent (10%) Or More

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 16 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.019936363636363637

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 12 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 17 Years

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 56.62% Is Below the Guideline Maximum Of 75% By Ten Percent (10%) or More

Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Twenty-Four (24) Months Housing History Reviewed With No Late Payments

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 799 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points
																												"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$1,826,800.00	MN	Second Home	Construction-Perm	Rate and Term
494400099			C	A	A	A	C	A	A	A	Closed	finding-3634	2021-10-01 19:59	2021-10-05 20:07	Resolved	1 - Information	C	A	Compliance	TRID Tolerance	Charges That Cannot Increase Test
Resolved-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $150.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Received revised LE with COC - Due Diligence Vendor-10/05/2021
Resolved-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $150.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-09/03/2021
Ready for Review-Document Uploaded. COC and LE dated 06/XX/2021 allows for Appraisal Review fee to be added. - Seller-10/01/2021
Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $150.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ***The file does not appear to contain a COC for the addition of the appraisal review fee.  - Due Diligence Vendor-09/03/2021
																							Ready for Review-Document Uploaded. COC and LE dated 06/XX/2021 allows for Appraisal Review fee to be added. - Seller-10/01/2021
Resolved-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $150.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Received revised LE with COC - Due Diligence Vendor-10/05/2021

 Resolved-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $150.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-09/03/2021

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 33.31% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 56.62% Is Below The Guideline Maximum Of 70% By Ten Percent (10%) Or More

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 16 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.019936363636363637

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 12 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 17 Years

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 56.62% Is Below the Guideline Maximum Of 75% By Ten Percent (10%) or More

Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Twenty-Four (24) Months Housing History Reviewed With No Late Payments

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 799 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$1,826,800.00	MN	Second Home	Construction-Perm	Rate and Term
494400099			C	A	A	A	C	A	A	A	Closed	finding-3635	2021-10-01 20:04	2021-10-05 20:07	Resolved	1 - Information	C	A	Compliance	TRID Tolerance	Charges That In Total Cannot Increase More Than 10% Test
Resolved-This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($4,005.00) exceed the comparable charges ($3,283.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). - Due Diligence Vendor-09/03/2021

Ready for Review-Disagree-10% tolerance fees on LE total $3,998.00 which is within tolerance no violation occurred for 10% tolerance  - Seller-10/01/2021

Open-This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($4,005.00) exceed the comparable charges ($3,283.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). ***The file does not appear to contain a COC that addresses the increase in the title examination fee nor the addition of the title document redraw fee. - Due Diligence Vendor-09/03/2021
																							Ready for Review-Disagree-10% tolerance fees on LE total $3,998.00 which is within tolerance no violation occurred for 10% tolerance - Seller-10/01/2021
Resolved-This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($4,005.00) exceed the comparable charges ($3,283.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). - Due Diligence Vendor-09/03/2021

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 33.31% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 56.62% Is Below The Guideline Maximum Of 70% By Ten Percent (10%) Or More

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 16 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.019936363636363637

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 12 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 17 Years

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 56.62% Is Below the Guideline Maximum Of 75% By Ten Percent (10%) or More

Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Twenty-Four (24) Months Housing History Reviewed With No Late Payments

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 799 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points
																												"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$1,826,800.00	MN	Second Home	Construction-Perm	Rate and Term
494387517			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$750,000.00	CA	Primary Residence	Purchase	NA
494402750			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$691,880.00	TX	Primary Residence	Refinance	Rate and Term
494386158			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$1,000,000.00	IL	Primary Residence	Purchase	NA
494399122			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$739,000.00	GA	Primary Residence	Refinance	Rate and Term
494387943			C	A	A	A	C	A	A	A	Closed	finding-3652	2021-10-08 15:44	2021-10-12 14:25	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test
Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($4,659.12) does not exceed or equal the comparable sum of specific and non-specific lender credits ($4,854.32). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-09/03/2021

Ready for Review-Document Uploaded. Disagree - COC in file.  Lender credits decrease due to loan amount and pricing change to the loan.  See attached. - Seller-10/08/2021
																							Ready for Review-Document Uploaded. Disagree - COC in file. Lender credits decrease due to loan amount and pricing change to the loan. See attached. - Seller-10/08/2021
Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($4,659.12) does not exceed or equal the comparable sum of specific and non-specific lender credits ($4,854.32). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-09/03/2021

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 8 Years

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 57.41% Is Below The Guideline Maximum Of 80% By Ten Percent (10%) Or More

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 15.35% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 14 Years

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 25 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 57.41% Is Below the Guideline Maximum Of 80% By Ten Percent (10%) or More

Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Twenty-Four (24) Months Housing History Reviewed With No Late Payments

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.11304029304029305
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$976,000.00	WA	Primary Residence	Refinance	Rate and Term
494387943			C	A	A	A	C	A	A	A	Closed	finding-3631	2021-10-08 15:43	2021-10-12 14:22	Resolved	1 - Information	C	A	Compliance	Points & Fees	Reimbursement Amount Validation Test	Resolved-Resolved - Due Diligence Vendor-10/12/2021 Ready for Review-Disagree - Loan passed all testing. No reimbursement required. - Seller-10/08/2021 Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-09/03/2021	Ready for Review-Disagree - Loan passed all testing. No reimbursement required. - Seller-10/08/2021	Resolved-Resolved - Due Diligence Vendor-10/12/2021
Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 8 Years

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 57.41% Is Below The Guideline Maximum Of 80% By Ten Percent (10%) Or More

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 15.35% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 14 Years

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 25 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 57.41% Is Below the Guideline Maximum Of 80% By Ten Percent (10%) or More

Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Twenty-Four (24) Months Housing History Reviewed With No Late Payments

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.11304029304029305
																												"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$976,000.00	WA	Primary Residence	Refinance	Rate and Term
494387943			C	A	A	A	C	A	A	A	Closed	finding-3632	2021-10-08 15:45	2021-10-12 14:22	Resolved	1 - Information	C	A	Compliance	Disclosures (Federal, State, and Data Dependent)	Consummation or Reimbursement Date Validation Test	Resolved-Resolved - Due Diligence Vendor-10/12/2021 Ready for Review-Disagree - Loan passed all testing. No reimbursement required. - Seller-10/08/2021 Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-09/03/2021	Ready for Review-Disagree - Loan passed all testing. No reimbursement required. - Seller-10/08/2021	Resolved-Resolved - Due Diligence Vendor-10/12/2021
Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 8 Years

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 57.41% Is Below The Guideline Maximum Of 80% By Ten Percent (10%) Or More

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 15.35% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 14 Years

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 25 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 57.41% Is Below the Guideline Maximum Of 80% By Ten Percent (10%) or More

Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Twenty-Four (24) Months Housing History Reviewed With No Late Payments

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.11304029304029305
																												"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$976,000.00	WA	Primary Residence	Refinance	Rate and Term
494387943			C	A	A	A	C	A	A	A	Closed	finding-3634	2021-10-08 15:42	2021-10-12 14:22	Resolved	1 - Information	C	A	Compliance	TRID Tolerance	Charges That Cannot Increase Test
Resolved-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $410.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-09/03/2021

Ready for Review-Document Uploaded. Disagree - COC in file to allow for the appraisal fee increase from $690.00 to $1,100.00. No tolerance violation occurred.   See attached. - Seller-10/08/2021
																							Ready for Review-Document Uploaded. Disagree - COC in file to allow for the appraisal fee increase from $690.00 to $1,100.00. No tolerance violation occurred. See attached. - Seller-10/08/2021
Resolved-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $410.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-09/03/2021

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 8 Years

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 57.41% Is Below The Guideline Maximum Of 80% By Ten Percent (10%) Or More

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 15.35% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 14 Years

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 25 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 57.41% Is Below the Guideline Maximum Of 80% By Ten Percent (10%) or More

Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Twenty-Four (24) Months Housing History Reviewed With No Late Payments

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.11304029304029305
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$976,000.00	WA	Primary Residence	Refinance	Rate and Term
494398881			B	B	A	A	B	B	A	A	Closed	FCOM1267	2021-10-08 18:31	2021-10-12 13:10	Acknowledged	2 - Non-Material	B	B	Compliance	Disclosures (Federal, State, and Data Dependent)	Homeownership Counseling Disclosure Is Partially Provided	Acknowledged-Client agrees with finding - Due Diligence Vendor-10/12/2021 Ready for Review-Agree, however Non material. - Seller-10/08/2021 Open-Homeownership Counseling Disclosure Is Partially Provided Document provided is missing Date that it was provided to the Borrowers. - Due Diligence Vendor-09/03/2021 Open-Homeownership Counseling Disclosure Is Partially Provided - Due Diligence Vendor-09/03/2021	Ready for Review-Agree, however Non material. - Seller-10/08/2021	Acknowledged-Client agrees with finding - Due Diligence Vendor-10/12/2021
Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 145 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 39.36% Is Below The Guideline Maximum Of 80% By Ten Percent (10%) Or More

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 6.2 Years

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 39.36% Is Below the Guideline Maximum Of 80% By Ten Percent (10%) or More

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 788 is Greater Than The Guideline Minimum Of 680 By Twenty (20) or More Points

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 12.91% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 15 Years

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 6 Years

Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - 15 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.1808675799086758
																												"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$925,000.00	WA	Primary Residence	Refinance	Rate and Term
494395562			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$1,648,000.00	WA	Primary Residence	Purchase	NA
494392607			C	A	C	A	A	A	A	A	Closed	FCRE1198	2021-10-07 14:16	2021-10-11 14:11	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)
Resolved-Full transaction history for four accounts, plus proof of earnest money clearance provided- sufficient funds for closing and reserves in evidence. - Due Diligence Vendor-10/11/2021

Ready for Review-Document Uploaded. Disagree with finding: The file contains assets statements that are enough to cover the fund to close in addition to required reserve ( 6 month of PITIA of the subject property and 6 months of PITIA of non subject property).
Please see attached xxx assets statement in the amount of $270,453, and a 60% of the 401K in the amount of $33,527
Total Assets = $303,881
Required Fund to close = $247,849
Total reserve required = 32904 + 12090 = 44,994 - Seller-10/07/2021

Open-Audited Reserves of  are less than Guideline Required Reserves of 6 - Due Diligence Vendor-08/20/2021
																							Ready for Review-Document Uploaded. Disagree with finding: The file contains assets statements that are enough to cover the fund to close in addition to required reserve ( 6 month of PITIA of the subject property and 6 months of PITIA of non subject property). Please see attached xxx assets statement in the amount of $270,453, and a 60% of the 401K in the amount of $33,527 Total Assets = $303,881 Required Fund to close = $247,849 Total reserve required = 32904 + 12090 = 44,994 - Seller-10/07/2021	Resolved-Full transaction history for four accounts, plus proof of earnest money clearance provided- sufficient funds for closing and reserves in evidence. - Due Diligence Vendor-10/11/2021
Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.15114638447971782

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 759 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 16 Years

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 16.40 Years

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 11.5 Years

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 19.58% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$960,000.00	OR	Primary Residence	Purchase	NA
494420774			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$616,300.00	TX	Primary Residence	Refinance	Rate and Term
494412275			D	A	A	A	D	A	A	A	Closed	FCOM1477	2021-10-07 20:01	2021-10-08 18:27	Resolved	1 - Information	D	A	Compliance	Missing Doc - Rate Lock	Missing evidence of rate lock	Resolved-Evidence of Rate Lock Provided Yes - Due Diligence Vendor-10/08/2021 Ready for Review-Document Uploaded. Attached Rate Lock Confirmation - Seller-10/07/2021 Open-Evidence of Rate Lock Missing No - Due Diligence Vendor-09/03/2021	Ready for Review-Document Uploaded. Attached Rate Lock Confirmation - Seller-10/07/2021	Resolved-Evidence of Rate Lock Provided Yes - Due Diligence Vendor-10/08/2021
Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 26 Years

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 26 Are Greater Than The Guideline Minimum Of 0 By Six (6) Or More Months

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.05829

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 12.5 Years

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 15 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 788 is Greater Than The Guideline Minimum Of 680 By Twenty (20) or More Points

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 22.25% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$822,375.00	TX	Primary Residence	Refinance	Cash Out - Other
494410488			C	A	A	A	C	A	A	A	Closed	finding-3652	2021-10-08 13:07	2021-10-12 20:56	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-Received COC history and PCC, located revised CD. - Due Diligence Vendor-10/12/2021 Ready for Review-Document Uploaded. Disagree - COC in the file. See attached. - Seller-10/08/2021 Open-Variance amount is $XXX - Due Diligence Vendor-09/13/2021	Ready for Review-Document Uploaded. Disagree - COC in the file. See attached. - Seller-10/08/2021	Resolved-Received COC history and PCC, located revised CD. - Due Diligence Vendor-10/12/2021
Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 56.52% Is Below the Guideline Maximum Of 70% By Ten Percent (10%) or More

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 56.52% Is Below The Guideline Maximum Of 70% By Ten Percent (10%) Or More

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 777 is Greater Than The Guideline Minimum Of 700 By Twenty (20) or More Points

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.08181265206812652

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 20 Years

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 11 Years
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$1,950,000.00	CA	Primary Residence	Refinance	Rate and Term
494410488			C	A	A	A	C	A	A	A	Closed	finding-3652	2021-10-08 12:58	2021-10-12 20:55	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test
Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($20.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($5,817.50). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). COC and Final CD provided, revised CD located. - Due Diligence Vendor-10/12/2021
Ready for Review-Document Uploaded. Disagree - COC in file.  Itemized lender credits were paid by lender in the amount of $3,178.75.  The $20.00 lender credit was applied to cure the tax transcript fee. Both fees added together gives a total of $3,282.50 in lender credits. Also, please note, the Broker Lender Comp fee for $6,000 is not part of the lender credits.  We do not pay broker lender comp fees.  See attached doc's.  - Seller-10/08/2021
Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($20.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($5,817.50). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Variance amount is $XXX - Due Diligence Vendor-10/05/2021
																							Ready for Review-Document Uploaded. Disagree - COC in file. Itemized lender credits were paid by lender in the amount of $3,178.75. The $20.00 lender credit was applied to cure the tax transcript fee. Both fees added together gives a total of $3,282.50 in lender credits. Also, please note, the Broker Lender Comp fee for $6,000 is not part of the lender credits. We do not pay broker lender comp fees. See attached doc's. - Seller-10/08/2021
Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($20.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($5,817.50). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). COC and Final CD provided, revised CD located. - Due Diligence Vendor-10/12/2021

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 56.52% Is Below the Guideline Maximum Of 70% By Ten Percent (10%) or More

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 56.52% Is Below The Guideline Maximum Of 70% By Ten Percent (10%) Or More

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 777 is Greater Than The Guideline Minimum Of 700 By Twenty (20) or More Points

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.08181265206812652

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 20 Years

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 11 Years
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$1,950,000.00	CA	Primary Residence	Refinance	Rate and Term
494391241			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$800,000.00	SC	Primary Residence	Purchase	NA
494410145			C	A	C	A	C	A	A	A	Closed	FCOM4227	2021-10-06 19:36	2021-10-11 18:42	Resolved	1 - Information	C	A	Compliance	TRID	TRID: Missing Closing Disclosure	Resolved-Received final CD, located Intial CD in file. - Due Diligence Vendor-10/11/2021 Ready for Review-Received final CD, located Intial CD in file. - Due Diligence Vendor-10/11/2021 Ready for Review-Document Uploaded. Attached CD - Seller-10/06/2021 Open-Initial Closing Disclosure missing. - Due Diligence Vendor-09/08/2021	Ready for Review-Received final CD, located Intial CD in file. - Due Diligence Vendor-10/11/2021 Ready for Review-Document Uploaded. Attached CD - Seller-10/06/2021	Resolved-Received final CD, located Intial CD in file. - Due Diligence Vendor-10/11/2021
Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 53.71% Is Below the Guideline Maximum Of 80% By Ten Percent (10%) or More

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.08474870017331022

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 53.71% Is Below The Guideline Maximum Of 80% By Ten Percent (10%) Or More

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 30.17% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$854,000.00	TX	Primary Residence	Refinance	Rate and Term
494410145			C	A	C	A	C	A	A	A	Closed	FCRE1168	2021-10-06 20:57	2021-10-08 17:23	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Confirmed sufficient replacement cost coverage is in effect per Appraiser's Cost Approach to Value on 1004. - Due Diligence Vendor-10/08/2021

Ready for Review-Document Uploaded. Attached is the Dec Page & Appraisal.  Insurance is sufficient.  Dwelling covers more than the replacement cost on the appraisal. - Seller-10/06/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $832590 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $ PRovide RCE from the insurance company to evidence adequate coverage as the combined amount is lower than the loan amount. - Due Diligence Vendor-10/05/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $832590 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $ - Due Diligence Vendor-08/20/2021
																							Ready for Review-Document Uploaded. Attached is the Dec Page & Appraisal. Insurance is sufficient. Dwelling covers more than the replacement cost on the appraisal. - Seller-10/06/2021	Resolved-Confirmed sufficient replacement cost coverage is in effect per Appraiser's Cost Approach to Value on 1004. - Due Diligence Vendor-10/08/2021
Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 53.71% Is Below the Guideline Maximum Of 80% By Ten Percent (10%) or More

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.08474870017331022

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 53.71% Is Below The Guideline Maximum Of 80% By Ten Percent (10%) Or More

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 30.17% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$854,000.00	TX	Primary Residence	Refinance	Rate and Term
494419640			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$822,100.00	CA	Primary Residence	Refinance	Rate and Term
494399289			C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-10-07 12:56	2021-10-11 11:55	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Confirmed per initial quote from insurer face value of policy is anticipated at 100% of cost to rebuild. Policy also includes an additional 20% coverage which is sufficient. - Due Diligence Vendor-10/11/2021 Ready for Review-Document Uploaded. RCE and HOI located in the file uploaded - Seller-10/07/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $1022000 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $ - Due Diligence Vendor-08/20/2021	Ready for Review-Document Uploaded. RCE and HOI located in the file uploaded - Seller-10/07/2021	Resolved-Confirmed per initial quote from insurer face value of policy is anticipated at 100% of cost to rebuild. Policy also includes an additional 20% coverage which is sufficient. - Due Diligence Vendor-10/11/2021
Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 30 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 17 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 778 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 19.69% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 17 Years

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 25 Years
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$1,304,000.00	NJ	Primary Residence	Purchase	NA
494422564			C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-10-07 17:24	2021-10-11 14:45	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Replacement cost estimate for subject dwelling and contributory outbuildings reflects sufficient coverage is in place. - Due Diligence Vendor-10/11/2021 Ready for Review-Document Uploaded. Replacement Cost Estimator has been received and uploaded. - Seller-10/07/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $388032 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $388032 - Due Diligence Vendor-08/20/2021	Ready for Review-Document Uploaded. Replacement Cost Estimator has been received and uploaded. - Seller-10/07/2021	Resolved-Replacement cost estimate for subject dwelling and contributory outbuildings reflects sufficient coverage is in place. - Due Diligence Vendor-10/11/2021	Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 61.8% Is Below The Guideline Maximum Of 80% By Ten Percent (10%) Or More Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 34 Years Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 61.8% Is Below the Guideline Maximum Of 80% By Ten Percent (10%) or More		XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$618,000.00	CA	Primary Residence	Refinance	Cash Out - Other
494424709			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$855,000.00	NJ	Primary Residence	Refinance	Cash Out - Other
494401192			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$1,353,000.00	CA	Primary Residence	Refinance	Rate and Term
494381662			C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-10-07 21:37	2021-10-11 12:11	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Confirmed sufficient coverage in place per estimated cost to rebuild from insurer. - Due Diligence Vendor-10/11/2021
Ready for Review-Document Uploaded. Per the attached letter, the policy provides replacement cost coverage for the dwelling. - Seller-10/07/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $ Provide RCE from insurance agent to evidence adequate insurance coverage as with the extended coverage it is less than the loan amount. - Due Diligence Vendor-10/05/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $ - Due Diligence Vendor-08/23/2021
																							Ready for Review-Document Uploaded. Per the attached letter, the policy provides replacement cost coverage for the dwelling. - Seller-10/07/2021	Resolved-Confirmed sufficient coverage in place per estimated cost to rebuild from insurer. - Due Diligence Vendor-10/11/2021
Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 25 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 25 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 750 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 29.47% Is Less Than The Guideline Maximum Of 36% By Five Percent (5%) Or More

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.029155555555555556
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$660,000.00	FL	Primary Residence	Purchase	NA
494390343			C	A	A	A	C	A	A	A	Closed	finding-3612	2021-10-06 20:48	2021-10-11 20:48	Resolved	1 - Information	C	A	Compliance	TRID	TRID Initial Closing Disclosure Date and Date Creditor Received Application Validation Test
Resolved-Resolved. Received Loan info with Loan App date. - Due Diligence Vendor-10/11/2021
Ready for Review-Document Uploaded. Disagree – initial application date is 06/XX/21 and the ICD delivery date is 07/XX/21. No violation found. See attachment. - Seller-10/06/2021
Open-This loan failed the TRID initial closing disclosure date and date creditor received application validation test.This loan contains an initial closing disclosure receipt date (or initial closing disclosure delivery date if receipt date was not provided) that is before the date creditor received the application. Please review the loan data to ensure the dates are in the correct fields. - Due Diligence Vendor-09/03/2021
																							Ready for Review-Document Uploaded. Disagree – initial application date is 06/XX/21 and the ICD delivery date is 07/07/21. No violation found. See attachment. - Seller-10/06/2021	Resolved-Resolved. Received Loan info with Loan App date. - Due Diligence Vendor-10/11/2021
Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 20 Years

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 27.76% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 47 Are Greater Than The Guideline Minimum Of 9 By Six (6) Or More Months

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 70% Is Below The Guideline Maximum Of 80% By Ten Percent (10%) Or More

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 70% Is Below the Guideline Maximum Of 80% By Ten Percent (10%) or More

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 788 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$1,368,500.00	IN	Primary Residence	Purchase	NA
494392187			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$1,052,000.00	CA	Primary Residence	Refinance	Rate and Term
494398462			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$621,576.00	IN	Primary Residence	Purchase	NA
494392042			D	A	A	A	D	A	A	A	Closed	FCOM1227	2021-10-06 18:52	2021-10-11 13:48	Resolved	1 - Information	D	A	Compliance	Missing Doc - Closing Package	PUD Rider is Missing	Resolved-Received DOT and PUD Rider. - Due Diligence Vendor-10/11/2021 Ready for Review-Document Uploaded. pud rider and mortgage in the file and uploaded - Seller-10/06/2021 Open-Provide PUD rider to the MTG. Subject has a monthly HOA fee and is located within a PUD community. - Due Diligence Vendor-08/05/2021 Open-MISSING PUD RIDER - Due Diligence Vendor-08/05/2021	Ready for Review-Document Uploaded. pud rider and mortgage in the file and uploaded - Seller-10/06/2021	Resolved-Received DOT and PUD Rider. - Due Diligence Vendor-10/11/2021
Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 618 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 7 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 776 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 12 Years
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$559,000.00	CO	Primary Residence	Refinance	Rate and Term
494384342			C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-10-04 21:12	2021-10-07 17:21	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Confirmed sufficient coverage in place per insurer's estimated cost to rebuild. - Due Diligence Vendor-10/07/2021 Ready for Review-Document Uploaded. Attached Letter of Explanation on the RCE for MD. - Seller-10/04/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s). - Due Diligence Vendor-10/04/2021	Ready for Review-Document Uploaded. Attached Letter of Explanation on the RCE for MD. - Seller-10/04/2021	Resolved-Confirmed sufficient coverage in place per insurer's estimated cost to rebuild. - Due Diligence Vendor-10/07/2021
Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Twenty-Four (24) Months Housing History Reviewed With No Late Payments

Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 10 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 799 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 27.97% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - 10 Years

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 18 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$612,000.00	MD	Primary Residence	Refinance	Rate and Term
494387537			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$900,000.00	CO	Primary Residence	Purchase	NA
494386430			C	A	A	A	C	A	A	A	Closed	finding-3624	2021-10-08 15:59	2021-10-14 13:42	Resolved	1 - Information	C	A	Compliance	TRID	TRID "Section A. Origination Charges" Validation Test
Resolved-PC-CD provided moving processing fee paid to "other" in Section A to Section B.  - Due Diligence Vendor-10/14/2021

Ready for Review-Document Uploaded. See attached corrections - Seller-10/08/2021

Counter-Processing fee listed on LE is paid to third party company, fees in section A are designated to pay to Lender and/or Broker.  See Complaince Ease comment and origjnal comment for reference. - Due Diligence Vendor-09/29/2021

Ready for Review-Document Uploaded. Disagree - Processing fee disclosed in section A of LE and it was charged in Section A of CD, for exact the same amount $795. No violation found. Approved COC found in file for Origination Charges, COC has been uploaded. - Seller-09/28/2021

Open-This loan failed the TRID "Section A. Origination Charges" validation test.This loan contains a fee or fees where "compensation to" is set to a party other than lender or broker, but this fee or fees should not be retained by any party other than the lender or broker."Section A. Origination Charges" should contain an itemization of each amount, and a subtotal of all such amounts, that the consumer will pay to each creditor and loan originator for originating and extending the credit. ***The processing fee in Section A paid to someone other than the Lender or Broker. This fee should be placed in Section B. - Due Diligence Vendor-09/27/2021

Open-This loan failed the TRID "Section A. Origination Charges" validation test.This loan contains a fee or fees where "compensation to" is set to a party other than lender or broker, but this fee or fees should not be retained by any party other than the lender or broker."Section A. Origination Charges" should contain an itemization of each amount, and a subtotal of all such amounts, that the consumer will pay to each creditor and loan originator for originating and extending the credit. - Due Diligence Vendor-09/27/2021
																							Ready for Review-Document Uploaded. See attached corrections - Seller-10/08/2021 Ready for Review-Document Uploaded. Disagree - Processing fee disclosed in section A of LE and it was charged in Section A of CD, for exact the same amount $795. No violation found. Approved COC found in file for Origination Charges, COC has been uploaded. - Seller-09/28/2021	Resolved-PC-CD provided moving processing fee paid to "other" in Section A to Section B. - Due Diligence Vendor-10/14/2021
Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 73 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 791 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.05357034795763994

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 5 Years
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$795,000.00	ID	Primary Residence	Purchase	NA
494386430			C	A	A	A	C	A	A	A	Closed	finding-3550	2021-10-13 18:27	2021-10-13 18:28	Resolved	1 - Information	A	A	Compliance	TRID	Non-Numeric Clerical Error and Post-Consummation Revised Closing Disclosure Delivery Date Test
Resolved-PC-CD provided within 60 days of discovery - Due Diligence Vendor-10/14/2021

Open-This loan failed the non-numeric clerical error and post-consummation revised closing disclosure delivery date test.( 12 CFR §1026.19(f)(2)(iv) )The post-consummation reason for redisclosure is "non-numeric clerical error" and the post-consummation revised closing disclosure delivery date is more than 60 calendar days after the consummation date, or closing / settlement date if no consummation date was provided.Changes due to clerical errors. A creditor does not violate §1026.19(f)(1)(i) if the disclosures provided under §1026.19(f)(1)(i) contain non-numeric clerical errors, provided the creditor delivers or places in the mail corrected disclosures no later than 60 days after consummation. - Due Diligence Vendor-10/13/2021
																								Resolved-PC-CD provided within 60 days of discovery - Due Diligence Vendor-10/14/2021
Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 73 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 791 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.05357034795763994

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 5 Years
																												"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$795,000.00	ID	Primary Residence	Purchase	NA
494386430			C	A	A	A	C	A	A	A	Closed	finding-3652	2021-09-29 14:44	2021-09-30 17:10	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test
Resolved-***updated comment: Received COC history, updated revised LE and CD and finding now resolved.  Disregard CE minimal note. - Due Diligence Vendor-09/30/2021

Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($15,414.72) does not exceed or equal the comparable sum of specific and non-specific lender credits ($17,242.98). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Received COC history, updated revised LE and CD.  Updated CE - minimal - Due Diligence Vendor-09/30/2021

Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($15,414.72) does not exceed or equal the comparable sum of specific and non-specific lender credits ($17,242.98). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-09/08/2021

Ready for Review-Document Uploaded. Disagree - Total Lender Credits $9,476.40, there is no variance on Lender Credits under Predatory Test. The Difference of $155.70 is a Lender Credit to Cure. Approved COC found in file for the rate change, no violation found. Predatory Compliance Worksheet and COC have been uploaded. - Seller-09/29/2021

Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($15,414.72) does not exceed or equal the comparable sum of specific and non-specific lender credits ($17,242.98). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ***It appears the lender reduced the lender paid amount of the lender's title insurance fee.  - Due Diligence Vendor-09/27/2021
																							Ready for Review-Document Uploaded. Disagree - Total Lender Credits $9,476.40, there is no variance on Lender Credits under Predatory Test. The Difference of $155.70 is a Lender Credit to Cure. Approved COC found in file for the rate change, no violation found. Predatory Compliance Worksheet and COC have been uploaded. - Seller-09/29/2021
Resolved-***updated comment: Received COC history, updated revised LE and CD and finding now resolved.  Disregard CE minimal note. - Due Diligence Vendor-09/30/2021

 Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($15,414.72) does not exceed or equal the comparable sum of specific and non-specific lender credits ($17,242.98). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Received COC history, updated revised LE and CD.  Updated CE - minimal - Due Diligence Vendor-09/30/2021

 Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($15,414.72) does not exceed or equal the comparable sum of specific and non-specific lender credits ($17,242.98). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-09/08/2021

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 73 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 791 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.05357034795763994

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 5 Years
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$795,000.00	ID	Primary Residence	Purchase	NA
494402820			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$714,000.00	FL	Primary Residence	Purchase	NA
494394596			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$602,500.00	CA	Primary Residence	Refinance	Cash Out - Other
494423121			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$784,000.00	TX	Primary Residence	Purchase	NA
494424389			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$685,215.00	AZ	Primary Residence	Refinance	Rate and Term
494408054			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$987,300.00	NY	Primary Residence	Refinance	Rate and Term
494409502			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$1,000,000.00	WA	Primary Residence	Refinance	Rate and Term
494422343			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$1,051,000.00	CA	Primary Residence	Refinance	Rate and Term
494381787			C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-09-27 20:28	2021-09-29 16:10	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Replacement Cost Estimator tool provided to confirm sufficient coverage to rebuild. - Due Diligence Vendor-09/29/2021 Ready for Review-Document Uploaded. Disagree - Replacement cost estimator in file. See attached. - Seller-09/27/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s). Replacement Cost Value of $XXX - Due Diligence Vendor-09/27/2021	Ready for Review-Document Uploaded. Disagree - Replacement cost estimator in file. See attached. - Seller-09/27/2021	Resolved-Replacement Cost Estimator tool provided to confirm sufficient coverage to rebuild. - Due Diligence Vendor-09/29/2021
Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 5 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 778 is Greater Than The Guideline Minimum Of 740 By Twenty (20) or More Points

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.06964788732394366

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 30.84% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 5 Years
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$572,800.00	AZ	Primary Residence	Purchase	NA
494419902			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$1,356,000.00	OH	Primary Residence	Purchase	NA
494450258			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$726,000.00	CO	Primary Residence	Refinance	Cash Out - Other
494381631			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$874,800.00	GA	Primary Residence	Purchase	NA
494390446			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$663,750.00	KY	Second Home	Purchase	NA
494397779			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$944,950.00	AZ	Primary Residence	Purchase	NA
494413587			D	A	D	A	C	A	A	A	Closed	FCRE1193	2021-09-28 15:53	2021-10-05 18:15	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds Guideline DTI
Resolved-Audited DTI of 42.99% is less than or equal to Guideline DTI of 43%- once all sources included, ratios are in line. - Due Diligence Vendor-10/05/2021
Resolved-Audited DTI of 42.99% is less than or equal to Guideline DTI of 43%- once all sources included, ratios are in line. - Due Diligence Vendor-10/05/2021
Ready for Review-Document Uploaded. Disagree:  The DTI is 41%.  It appears that the difference is in the income calculation and the liabilities used for qualifying.
Income
Borrower #1
XXX $187500.00
XXX $2759.65 (elf-employment income)
Borrower #2
XXX $2874.10 (elf-employment income)
Total income $24383.75

Liabilities
The XXX acct $523.00 was not consider as the amount of the debt does not affect the consumer's ability to pay the mortgage during the months immediately after loan closing as the borrower has sufficient assets to cover the $4300.  This is acceptable per xxx Guidelines

Other debt  $181.00
Primary housing expense $4390.00 (Pending sale)
Proposed housing expense $5454.34
total liabilities $10025.78

Please see the attached income calculations and xxx Guidelines - Seller-09/28/2021
Open-Audited DTI of 56.26% exceeds Guideline DTI of 43%  - Due Diligence Vendor-09/24/2021

Ready for Review-Document Uploaded. Disagree:  The DTI is 41%.  It appears that the difference is in the income calculation and the liabilities used for qualifying.
Income
Borrower #1
XXX $187500.00
XXX $2759.65 (elf-employment income)
Borrower #2
XXX $2874.10 (elf-employment income)
Total income $24383.75

Liabilities
The XXX acct $523.00 was not consider as the amount of the debt does not affect the consumer's ability to pay the mortgage during the months immediately after loan closing as the borrower has sufficient assets to cover the $4300.  This is acceptable per xxx Guidelines

Other debt  $181.00
Primary housing expense $4390.00 (Pending sale)
Proposed housing expense $5454.34
total liabilities $10025.78

Please see the attached income calculations and xxx Guidelines - Seller-09/28/2021

																								Resolved-Audited DTI of 42.99% is less than or equal to Guideline DTI of 43%- once all sources included, ratios are in line. - Due Diligence Vendor-10/05/2021 Resolved-Audited DTI of 42.99% is less than or equal to Guideline DTI of 43%- once all sources included, ratios are in line. - Due Diligence Vendor-10/05/2021
Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 18 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 781 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 40 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.20197777777777778
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$903,600.00	MO	Primary Residence	Purchase	NA
494413587			D	A	D	A	C	A	A	A	Closed	FCOM7646	2021-09-28 15:56	2021-10-05 18:13	Resolved	1 - Information	C	A	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status
Resolved-Once all income sources included, ratios are in line without omitting liability. - Due Diligence Vendor-10/05/2021
Ready for Review-Document Uploaded. Disagree:  The DTI is 41%.  It appears that the difference is in the income calculation and the liabilities used for qualifying.
Income
Borrower #1
XXX $187500.00
XXX $2759.65 (elf-employment income)
Borrower #2
XXX $2874.10 (elf-employment income)
Total income $24383.75

Liabilities
The XXX acct $523.00 was not consider as the amount of the debt does not affect the consumer's ability to pay the mortgage during the months immediately after loan closing as the borrower has sufficient assets to cover the $4300.  This is acceptable per xxx Guidelines

Other debt  $181.00
Primary housing expense $4390.00 (Pending sale)
Proposed housing expense $5454.34
total liabilities $10025.78

Please see the attached income calculations and xxx Guidelines - Seller-09/28/2021
Open-Originator QM Designation Of QM: Safe Harbor (SH) Differs From Final QM Status Of ATR/QM: Status Pending DTI is over 43% - Due Diligence Vendor-09/24/2021

Ready for Review-Document Uploaded. Disagree:  The DTI is 41%.  It appears that the difference is in the income calculation and the liabilities used for qualifying.
Income
Borrower #1
XXX $187500.00
XXX $2759.65 (elf-employment income)
Borrower #2
XXX $2874.10 (elf-employment income)
Total income $24383.75

Liabilities
The XXX acct $523.00 was not consider as the amount of the debt does not affect the consumer's ability to pay the mortgage during the months immediately after loan closing as the borrower has sufficient assets to cover the $4300.  This is acceptable per xxx Guidelines

Other debt  $181.00
Primary housing expense $4390.00 (Pending sale)
Proposed housing expense $5454.34
total liabilities $10025.78

Please see the attached income calculations and xxx Guidelines - Seller-09/28/2021

																								Resolved-Once all income sources included, ratios are in line without omitting liability. - Due Diligence Vendor-10/05/2021
Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 18 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 781 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 40 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.20197777777777778
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$903,600.00	MO	Primary Residence	Purchase	NA
494413587			D	A	D	A	C	A	A	A	Closed	FCRE1330	2021-09-28 15:16	2021-10-05 18:10	Resolved	1 - Information	D	A	Credit	Missing Doc - Income	Borrower 1 Paystubs Missing
Resolved-Borrower 1 Paystubs not required as falls under projected income qualification method which is taken from employment letter. - Due Diligence Vendor-10/05/2021
Resolved-Borrower 1 Paystubs not required as falls under projected income qualification method which is taken from employment letter. - Due Diligence Vendor-10/05/2021
Ready for Review-Document Uploaded. Disagree: Paystub from XXX is not required by xxx Guidelines.  The borrower falls under projected income from employment contract which states the following " Projected income is acceptable for qualifying purposes for a consumer scheduled to start a new job within 60 days of loan closing if there is a guaranteed, non-revocable contract for employment. Contract must be fully executed by borrower and employer or borrower acceptance letter provided. Any conditions contained within the contract or offer letter must be met. The loan closed June XX 2021.  Creditor must verify that the consumer will have sufficient income or cash reserves to  support the mortgage payment and any other obligations between loan closing and the start of employment. Examples of this type of scenario are teachers whose contracts begin with the new school year, or physicians beginning a residency after the loan closes."  The loan closed June XX  and the the borrower was scheduled to start job 7/1/2021.  Based on the documentation in the file all the requirements were met to use the projected income.   Income used for qualifying was $17500.00.   Please see the attached Employment letter, documentation to support sufficient income or cash reserves to support the mortgage payment and other obligation and xxx Non-Agency guidelines. - Seller-09/28/2021
Open-Borrower 1 Paystubs Missing Missing Borrowers 1st paystub from XXX. Borrower started job on 7/1/2021. Have employment offer letter. - Due Diligence Vendor-08/20/2021

Ready for Review-Document Uploaded. Disagree: Paystub from XXX is not required by xxx Guidelines.  The borrower falls under projected income from employment contract which states the following " Projected income is acceptable for qualifying purposes for a consumer scheduled to start a new job within 60 days of loan closing if there is a guaranteed, non-revocable contract for employment. Contract must be fully executed by borrower and employer or borrower acceptance letter provided. Any conditions contained within the contract or offer letter must be met. The loan closed June XX 2021.  Creditor must verify that the consumer will have sufficient income or cash reserves to  support the mortgage payment and any other obligations between loan closing and the start of employment. Examples of this type of scenario are teachers whose contracts begin with the new school year, or physicians beginning a residency after the loan closes."  The loan closed June XX  and the the borrower was scheduled to start job 7/1/2021.  Based on the documentation in the file all the requirements were met to use the projected income.   Income used for qualifying was $17500.00.   Please see the attached Employment letter, documentation to support sufficient income or cash reserves to support the mortgage payment and other obligation and xxx Non-Agency guidelines. - Seller-09/28/2021

																								Resolved-Borrower 1 Paystubs not required as falls under projected income qualification method which is taken from employment letter. - Due Diligence Vendor-10/05/2021 Resolved-Borrower 1 Paystubs not required as falls under projected income qualification method which is taken from employment letter. - Due Diligence Vendor-10/05/2021
Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 18 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 781 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 40 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.20197777777777778
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$903,600.00	MO	Primary Residence	Purchase	NA
494399803			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$680,000.00	TX	Primary Residence	Purchase	NA
494383797			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$960,000.00	CA	Primary Residence	Purchase	NA
494384266			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$990,000.00	TX	Primary Residence	Construction-Perm	Rate and Term
494386789			D	A	A	A	D	A	A	A	Closed	FCOM1477	2021-09-30 19:08	2021-10-01 17:55	Resolved	1 - Information	D	A	Compliance	Missing Doc - Rate Lock	Missing evidence of rate lock	Resolved-Received Rate Lock evidence document. - Due Diligence Vendor-10/01/2021 Resolved-Evidence of Rate Lock Provided Yes - Due Diligence Vendor-10/01/2021 Ready for Review-Document Uploaded. Disagree - Rate Lock document in file. See attachment. - Seller-09/30/2021 Open-Evidence of Rate Lock Missing No - Due Diligence Vendor-09/29/2021	Ready for Review-Document Uploaded. Disagree - Rate Lock document in file. See attachment. - Seller-09/30/2021	Resolved-Received Rate Lock evidence document. - Due Diligence Vendor-10/01/2021 Resolved-Evidence of Rate Lock Provided Yes - Due Diligence Vendor-10/01/2021
Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 33.46% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 800 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 230 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 32 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.06631116687578419

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 32 Years

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 59.23% Is Below The Guideline Maximum Of 70% By Ten Percent (10%) Or More

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 59.23% Is Below the Guideline Maximum Of 70% By Ten Percent (10%) or More
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$770,000.00	AZ	Primary Residence	Purchase	NA
494418321			C	A	A	A	A	A	C	A	Closed	FPRO1137	2021-09-30 15:40	2021-10-01 16:32	Resolved	1 - Information	C	A	Property	Appraisal	The appraiser was not licensed (Primary Value)
Resolved-Primary Value appraiser's license was effective prior to the Valuation Date and expired after the Valuation Date Or Primary Valuation Is Not Selected Or Appraiser License Dates Are Not Provided - Due Diligence Vendor-10/01/2021
Resolved-Received Appraiser License History.  - Due Diligence Vendor-10/01/2021
Ready for Review-Document Uploaded. The license was active at the date of the appraisal, and was renewed on 06/01/2021. Please see attached certificate of license history from Texas Appraiser and Licensing board showing that the license that has the same number XXX is active since 2001 - Seller-09/30/2021
Open-Primary Value appraiser's license was not effective prior to the Valuation Date or expired prior to the Valuation Date National Registry Appraiser Report date range given is accurately recorded - Due Diligence Vendor-08/06/2021
																							Ready for Review-Document Uploaded. The license was active at the date of the appraisal, and was renewed on 06/01/2021. Please see attached certificate of license history from Texas Appraiser and Licensing board showing that the license that has the same number XXX is active since 2001 - Seller-09/30/2021	Resolved-Primary Value appraiser's license was effective prior to the Valuation Date and expired after the Valuation Date Or Primary Valuation Is Not Selected Or Appraiser License Dates Are Not Provided - Due Diligence Vendor-10/01/2021 Resolved-Received Appraiser License History. - Due Diligence Vendor-10/01/2021
Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 10 Years

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 57 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.18164118229577536

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 11 Years

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 26.35% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 48.4% Is Below the Guideline Maximum Of 60% By Ten Percent (10%) or More

Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Twenty-Four (24) Months Housing History Reviewed With No Late Payments

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 48.4% Is Below The Guideline Maximum Of 60% By Ten Percent (10%) Or More

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 799 is Greater Than The Guideline Minimum Of 760 By Twenty (20) or More Points

Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 15 Years
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$947,000.00	TX	Primary Residence	Refinance	Rate and Term
494387236			D	A	D	A	A	A	A	A	Closed	FCRE7497	2021-10-06 19:53	2021-10-08 17:52	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Payment fully validated for second home, ratios remain in line. - Due Diligence Vendor-10/08/2021 Ready for Review-Document Uploaded. Please see attached HO6 insurance and master policy for XXX property. - Seller-10/06/2021 Open-Missing verification of insurance for the following REO: XXX - Due Diligence Vendor-09/28/2021	Ready for Review-Document Uploaded. Please see attached HO6 insurance and master policy for XXX property. - Seller-10/06/2021	Resolved-Payment fully validated for second home, ratios remain in line. - Due Diligence Vendor-10/08/2021
Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.1604969696969697

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 763 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 7 Years

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 35 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Twenty-Four (24) Months Housing History Reviewed With No Late Payments
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$675,000.00	AZ	Primary Residence	Purchase	NA
494505310			D	A	C	A	D	A	A	A	Closed	FCRE1445	2021-10-13 16:53	2021-10-13 17:43	Resolved	1 - Information	C	A	Credit	Assets	Asset 3 Expired
Resolved-Additional funds provided to meet reserve requirements, this account is no longer being used to qualify. - Due Diligence Vendor-10/13/2021

Ready for Review-Document Uploaded.
Please see attached annuity information notice dated 04/30/2021 - Seller-10/13/2021

Counter-While breakdown of documentation for individual asset sources references "most recent statement", per page 64 of guidelines in effect at time of application (10/29/20) and page 65 of most recent, the first bullet point under Document Expiration states "The maximum age of credit documents is 120 days for and new construction.  Credit documents include credit reports, employment, income, and asset documentation."  Further, temporary guidance for loan applications after 10/1/20 required documents within 60 days.   In this instance, statement in file verifies balance at year-end 2020, over six months prior to loan closing.  Validation of current balance and any activity within appropriate timeframe of settlement is required. - Due Diligence Vendor-10/06/2021

Ready for Review-Document Uploaded. disagree with finding as the borrower provided the most recent statement covering 2 month period. The borrower provided annual statement covering the period from 01/01/2020- 01/31/2020. Based on the attached guidelines, the assets documentation does not require that the statement should be within 120 days. - Seller-09/30/2021

Open-Asset 3 Expired Asset documentation not within 120 days of the closing date. - Due Diligence Vendor-09/27/2021

Open-Asset 3 Expired - Due Diligence Vendor-08/23/2021
																							Ready for Review-Document Uploaded. Please see attached annuity information notice dated 04/30/2021 - Seller-10/13/2021 Ready for Review-Document Uploaded. disagree with finding as the borrower provided the most recent statement covering 2 month period. The borrower provided annual statement covering the period from 01/01/2020- 01/31/2020. Based on the attached guidelines, the assets documentation does not require that the statement should be within 120 days. - Seller-09/30/2021	Resolved-Additional funds provided to meet reserve requirements, this account is no longer being used to qualify. - Due Diligence Vendor-10/13/2021
Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 25 Years

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 67.73% Is Below The Guideline Maximum Of 80% By Ten Percent (10%) Or More

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 67.73% Is Below the Guideline Maximum Of 80% By Ten Percent (10%) or More

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 33 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 27.27% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$552,000.00	CA	Primary Residence	Refinance	Rate and Term
494505310			D	A	C	A	D	A	A	A	Closed	FCRE1446	2021-10-13 16:53	2021-10-13 17:41	Resolved	1 - Information	C	A	Credit	Assets	Asset 4 Expired
Resolved-Additional funds provided to meet reserve requirements, this account is no longer being used to qualify. - Due Diligence Vendor-10/13/2021

Ready for Review-Document Uploaded.
Please see attached annuity information notice dated 04/30/2021 - Seller-10/13/2021

Counter-While breakdown of documentation for individual asset sources references "most recent statement", per page 64 of guidelines in effect at time of application (10/29/20) and page 65 of most recent, the first bullet point under Document Expiration states "The maximum age of credit documents is 120 days for and new construction.  Credit documents include credit reports, employment, income, and asset documentation."  Further, temporary guidance for loan applications after 10/1/20 required documents within 60 days.   In this instance, statement in file verifies balance at year-end 2020, over six months prior to loan closing.  Validation of current balance and any activity within appropriate timeframe of settlement is required. - Due Diligence Vendor-10/06/2021

Ready for Review-Document Uploaded. disagree with finding as the borrower provided the most recent statement covering 2 month period. The borrower provided annual statement covering the period from 01/01/2020- 01/31/2020. Based on the attached guidelines, the assets documentation does not require that the statement should be within 120 days. - Seller-09/30/2021

Open-Asset 4 Expired Asset documentation not within 120 days of the closing date. - Due Diligence Vendor-09/27/2021

Open-Asset 4 Expired - Due Diligence Vendor-08/23/2021
																							Ready for Review-Document Uploaded. Please see attached annuity information notice dated 04/30/2021 - Seller-10/13/2021 Ready for Review-Document Uploaded. disagree with finding as the borrower provided the most recent statement covering 2 month period. The borrower provided annual statement covering the period from 01/01/2020- 01/31/2020. Based on the attached guidelines, the assets documentation does not require that the statement should be within 120 days. - Seller-09/30/2021	Resolved-Additional funds provided to meet reserve requirements, this account is no longer being used to qualify. - Due Diligence Vendor-10/13/2021
Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 25 Years

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 67.73% Is Below The Guideline Maximum Of 80% By Ten Percent (10%) Or More

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 67.73% Is Below the Guideline Maximum Of 80% By Ten Percent (10%) or More

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 33 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 27.27% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$552,000.00	CA	Primary Residence	Refinance	Rate and Term
494505310			D	A	C	A	D	A	A	A	Closed	FCOM4154	2021-10-06 19:59	2021-10-07 16:53	Resolved	1 - Information	D	A	Compliance	Missing Doc	RESPA Missing Application Date Source(s)
Resolved-Received Initial Application. - Due Diligence Vendor-10/07/2021

Ready for Review-Document Uploaded. Initial Application Attached - Seller-10/06/2021

Counter-Document provided was executed 10/4/2021.  Records indicate that the Loan Application date is 12/30/2020.  Please provide copy of the Initial Loan Application dated on or around 12/30/2020. - Due Diligence Vendor-10/05/2021

Ready for Review-Document Uploaded. Signed Application by LO attached - Seller-10/04/2021

Open-Missing the Original Loan Application that is dated 12/30/2020. The ones with file are dated 02/14/2021 and 07/09/2021. Other docs in file indicate that Initial Loan Application should have been dated 12/30/2020, since Initial LE, Service Providers List, and Homeownership Counseling are all dated 12/30/2020. - Due Diligence Vendor-09/09/2021
																							Ready for Review-Document Uploaded. Initial Application Attached - Seller-10/06/2021 Ready for Review-Document Uploaded. Signed Application by LO attached - Seller-10/04/2021	Resolved-Received Initial Application. - Due Diligence Vendor-10/07/2021
Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 25 Years

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 67.73% Is Below The Guideline Maximum Of 80% By Ten Percent (10%) Or More

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 67.73% Is Below the Guideline Maximum Of 80% By Ten Percent (10%) or More

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 33 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 27.27% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$552,000.00	CA	Primary Residence	Refinance	Rate and Term
494505310			D	A	C	A	D	A	A	A	Closed	FCRE1159	2021-09-28 20:46	2021-09-30 14:08	Resolved	1 - Information	C	A	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Resolved-Confirmed prior, current, and renewed policy dates. - Due Diligence Vendor-09/30/2021 Ready for Review-Document Uploaded. Previous Insurance dated 08/01/2019 is covered thru 08/01/2020. Insurance renewed on 08/01/2020 - Seller-09/28/2021 Open-Hazard Insurance Effective Date of 08-XX-2021 is after the Disbursement Date of 07-XX-2021 - Due Diligence Vendor-08/23/2021	Ready for Review-Document Uploaded. Previous Insurance dated 08/01/2019 is covered thru 08/01/2020. Insurance renewed on 08/01/2020 - Seller-09/28/2021	Resolved-Confirmed prior, current, and renewed policy dates. - Due Diligence Vendor-09/30/2021
Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 25 Years

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 67.73% Is Below The Guideline Maximum Of 80% By Ten Percent (10%) Or More

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 67.73% Is Below the Guideline Maximum Of 80% By Ten Percent (10%) or More

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 33 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 27.27% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$552,000.00	CA	Primary Residence	Refinance	Rate and Term
494505310			D	A	C	A	D	A	A	A	Closed	FCRE1168	2021-09-28 20:49	2021-09-30 14:08	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Coverage with 25% adjustment endorsement exceeds minimum of $XXX as indicated at initial review. - Due Diligence Vendor-09/30/2021 Ready for Review-Disagree-Coverage for updated Insurance is for $XXX and extended for $XXX should be sufficient - Seller-09/28/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s). Replacement Cost Value of $XXX - Due Diligence Vendor-08/23/2021	Ready for Review-Disagree-Coverage for updated Insurance is for $XXX and extended for $XXX should be sufficient - Seller-09/28/2021	Resolved-Coverage with 25% adjustment endorsement exceeds minimum of $XXX as indicated at initial review. - Due Diligence Vendor-09/30/2021
Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 25 Years

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 67.73% Is Below The Guideline Maximum Of 80% By Ten Percent (10%) Or More

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 67.73% Is Below the Guideline Maximum Of 80% By Ten Percent (10%) or More

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 33 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 27.27% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More
																												"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$552,000.00	CA	Primary Residence	Refinance	Rate and Term
494411951			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$975,750.00	MA	Primary Residence	Purchase	NA
494383299			C	A	A	A	C	A	A	A	Closed	finding-3652	2021-10-01 12:55	2021-10-04 18:47	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test
Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($20.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($600.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Adjusted lender credits (cures).   - Due Diligence Vendor-10/04/2021
Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($20.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($600.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-09/10/2021
Ready for Review-Document Uploaded.  COC in file.  Sales priced changed to $XXX and loan amount changed to $699,000.00 Doc prep fee in section B did not increase or decrease.  The doc prep fee stayed the same from LE to Final CD.  Lender credit of $10.00 was for the appraisal fee increase.  See attached COC and LE.  - Seller-10/01/2021
Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($20.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($600.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Due to the doc pre fee in section B going down $300 and appraisal going down $10, the lender needs a xxx with a lender credit for $310 total. The final CD currently only shows a $10 lender credit for the fees that cannot decrease. - Due Diligence Vendor-09/28/2021
																							Ready for Review-Document Uploaded. COC in file. Sales priced changed to $XXX and loan amount changed to $699,000.00 Doc prep fee in section B did not increase or decrease. The doc prep fee stayed the same from LE to Final CD. Lender credit of $10.00 was for the appraisal fee increase. See attached COC and LE. - Seller-10/01/2021
Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($20.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($600.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Adjusted lender credits (cures).   - Due Diligence Vendor-10/04/2021

 Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($20.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($600.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-09/10/2021

																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$699,000.00	TX	Primary Residence	Purchase	NA
494404901			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$668,000.00	FL	Primary Residence	Purchase	NA
494398175			C	A	C	A	A	A	A	A	Closed	FCRE1204	2021-10-01 16:34	2021-10-06 17:45	Resolved	1 - Information	C	A	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Resolved-Confirmed appropriate clearance for alert on fraud report. - Due Diligence Vendor-10/06/2021 Ready for Review-Document Uploaded. Please see attached showing that the alert has been reviewed and cleared. - Seller-10/01/2021 Open-Fraud Report Shows Uncleared Alerts Name submitted in the loan appears on the Freddie Mac exclusionary list. - Due Diligence Vendor-09/29/2021	Ready for Review-Document Uploaded. Please see attached showing that the alert has been reviewed and cleared. - Seller-10/01/2021	Resolved-Confirmed appropriate clearance for alert on fraud report. - Due Diligence Vendor-10/06/2021	Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 727 is Greater Than The Guideline Minimum Of 680 By Twenty (20) or More Points Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 61 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 37.46% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More		XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$809,000.00	CA	Primary Residence	Refinance	Cash Out - Other
494438452			D	B	D	A	C	B	A	A	Closed	finding-3631	2021-10-08 18:42	2021-10-14 13:10	Cured	2 - Non-Material	C	B	Compliance	Points & Fees	Reimbursement Amount Validation Test	Cured-PC-CD; copy of check; proof of delivery; and LOE provided. - Due Diligence Vendor-10/14/2021 Resolved-Resolved - Due Diligence Vendor-10/14/2021 Ready for Review-Restitution documentation has been provided and uploaded. - Seller-10/08/2021 Open-It appears we are missing a revised LE as the the ILE reflects discount points IAO $7,513.00. The COC we have on file is dated 04/XX/2021 showing an increase in discount points fee from $7,513- $9,889.20, however we do not have a revised LE on file to support this change thus CE is firing this fail for this test. - Due Diligence Vendor-09/13/2021	Ready for Review-Restitution documentation has been provided and uploaded. - Seller-10/08/2021	Cured-PC-CD; copy of check; proof of delivery; and LOE provided. - Due Diligence Vendor-10/14/2021 Resolved-Resolved - Due Diligence Vendor-10/14/2021				"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$603,000.00	NC	Primary Residence	Refinance	Cash Out - Other
494438452			D	B	D	A	C	B	A	A	Closed	finding-3634	2021-10-08 18:42	2021-10-14 13:10	Cured	2 - Non-Material	C	B	Compliance	TRID Tolerance	Charges That Cannot Increase Test	Cured-PC-CD; copy of check; proof of delivery; and LOE provided. - Due Diligence Vendor-10/14/2021 Ready for Review-Document Uploaded. Restitution documentation has been provided and uploaded. - Seller-10/08/2021 Open-It appears we are missing a revised LE as the the ILE reflects discount points IAO $7,513.00. The COC we have on file is dated 04/XX/2021 showing an increase in discount points fee from $7,513- $9,889.20, however we do not have a revised LE on file to support this change thus CE is firing this fail for this test. - Due Diligence Vendor-09/13/2021	Ready for Review-Document Uploaded. Restitution documentation has been provided and uploaded. - Seller-10/08/2021	Cured-PC-CD; copy of check; proof of delivery; and LOE provided. - Due Diligence Vendor-10/14/2021			XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$603,000.00	NC	Primary Residence	Refinance	Cash Out - Other
494438452			D	B	D	A	C	B	A	A	Closed	finding-3632	2021-10-08 18:42	2021-10-14 13:09	Resolved	1 - Information	C	A	Compliance	Disclosures (Federal, State, and Data Dependent)	Consummation or Reimbursement Date Validation Test	Resolved-PC-CD; copy of check; proof of delivery; and LOE provided. - Due Diligence Vendor-10/14/2021 Ready for Review-Restitution documentation has been provided and uploaded. - Seller-10/08/2021 Open-It appears we are missing a revised LE as the the ILE reflects discount points IAO $7,513.00. The COC we have on file is dated 04/XX/2021 showing an increase in discount points fee from $7,513- $9,889.20, however we do not have a revised LE on file to support this change thus CE is firing this fail for this test. - Due Diligence Vendor-09/13/2021	Ready for Review-Restitution documentation has been provided and uploaded. - Seller-10/08/2021	Resolved-PC-CD; copy of check; proof of delivery; and LOE provided. - Due Diligence Vendor-10/14/2021				"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$603,000.00	NC	Primary Residence	Refinance	Cash Out - Other
494438452			D	B	D	A	C	B	A	A	Closed	finding-3551	2021-10-14 13:09	2021-10-14 13:09	Resolved	1 - Information	A	A	Compliance	TRID	Post-Consummation Cure Reimbursement and Revised Closing Disclosure Delivery Date Test
Resolved-This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test. ( 12 CFR §1026.19(f)(2)(v) )The post-consummation reason for redisclosure is "post-consummation cure for violation of tolerance/variation" or:The post-consummation revised closing disclosure delivery date is more than 60 calendar days after the consummation date, or closing / settlement date if no consummation date was provided; orThe provided reimbursement date is more than 60 calendar days after the consummation date, or closing / settlement date if no consummation date was provided.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than 60 days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than 60 days after consummation. PC-CD; copy of check; proof of delivery; and LOE provided.  - Due Diligence Vendor-10/14/2021

Resolved-This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test. ( 12 CFR §1026.19(f)(2)(v) )The post-consummation reason for redisclosure is "post-consummation cure for violation of tolerance/variation" or:The post-consummation revised closing disclosure delivery date is more than 60 calendar days after the consummation date, or closing / settlement date if no consummation date was provided; orThe provided reimbursement date is more than 60 calendar days after the consummation date, or closing / settlement date if no consummation date was provided.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than 60 days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than 60 days after consummation. PC-CD; copy of check; proof of delivery; and LOE provided.  - Due Diligence Vendor-10/14/2021

																												"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$603,000.00	NC	Primary Residence	Refinance	Cash Out - Other
494438452			D	B	D	A	C	B	A	A	Closed	FCRE1334	2021-10-08 20:47	2021-10-12 14:18	Resolved	1 - Information	D	A	Credit	Missing Doc - Income	Borrower 1 Executed 4506-T Missing	Resolved-Borrower 1 Executed 4506-T Resolved - Due Diligence Vendor-10/12/2021 Ready for Review-Document Uploaded. Please see attached - Seller-10/08/2021 Open-Borrower 1 Executed 4506-T Missing 4506c is missing section 8 complete. - Due Diligence Vendor-09/29/2021	Ready for Review-Document Uploaded. Please see attached - Seller-10/08/2021	Resolved-Borrower 1 Executed 4506-T Resolved - Due Diligence Vendor-10/12/2021			XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$603,000.00	NC	Primary Residence	Refinance	Cash Out - Other
494398687			D	A	D	A	A	A	A	A	Closed	FCRE7497	2021-10-04 14:17	2021-10-07 11:33	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Validated full PITI for investment properties. - Due Diligence Vendor-10/07/2021 Ready for Review-Document Uploaded. Please see attachment - Seller-10/04/2021 Open-Unable to locate proof of taxes for 426 CT NE - Due Diligence Vendor-08/20/2021	Ready for Review-Document Uploaded. Please see attachment - Seller-10/04/2021	Resolved-Validated full PITI for investment properties. - Due Diligence Vendor-10/07/2021
Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 50.93% Is Below The Guideline Maximum Of 70% By Ten Percent (10%) Or More

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 50.93% Is Below the Guideline Maximum Of 70% By Ten Percent (10%) or More

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 35 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 767 is Greater Than The Guideline Minimum Of 740 By Twenty (20) or More Points

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 34.8% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 189 Are Greater Than The Guideline Minimum Of 33 By Six (6) Or More Months

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 20 Years
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$2,750,000.00	CA	Primary Residence	Purchase	NA
494398687			D	A	D	A	A	A	A	A	Closed	FCRE1199	2021-10-01 20:47	2021-10-07 11:31	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Loan Amount is greater than Guideline Maximum Loan Amount
Resolved-Audited Loan Amount of $2750000 is less than or equal to the Guideline Maximum Loan Amount of $3000000.  Confirmed sufficient reserves and FICO to allow for increased loan amount. - Due Diligence Vendor-10/07/2021

Ready for Review-Document Uploaded. The loan amount for 1 unit purchase transaction is 3,000,000. Please see attached product guidelines. - Seller-10/01/2021

Open-Audited Loan Amount of $2750000 is greater than the Guideline Maximum Loan Amount of $2500000 Per Jumbo 30 year fixed guidelines, for a primary residence purchase the loan amount should not exceed $2,500,000 and the loan for this property is $2,750,000 - Due Diligence Vendor-09/30/2021

Open-Audited Loan Amount of $2750000 is greater than the Guideline Maximum Loan Amount of $2500000 - Due Diligence Vendor-08/23/2021
																							Ready for Review-Document Uploaded. The loan amount for 1 unit purchase transaction is 3,000,000. Please see attached product guidelines. - Seller-10/01/2021	Resolved-Audited Loan Amount of $2750000 is less than or equal to the Guideline Maximum Loan Amount of $3000000. Confirmed sufficient reserves and FICO to allow for increased loan amount. - Due Diligence Vendor-10/07/2021
Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 50.93% Is Below The Guideline Maximum Of 70% By Ten Percent (10%) Or More

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 50.93% Is Below the Guideline Maximum Of 70% By Ten Percent (10%) or More

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 35 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 767 is Greater Than The Guideline Minimum Of 740 By Twenty (20) or More Points

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 34.8% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 189 Are Greater Than The Guideline Minimum Of 33 By Six (6) Or More Months

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 20 Years
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$2,750,000.00	CA	Primary Residence	Purchase	NA
494398687			D	A	D	A	A	A	A	A	Closed	FCRE1168	2021-10-01 21:36	2021-10-07 11:21	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Verified cost to rebuild per insurer- sufficient coverage is in place. - Due Diligence Vendor-10/07/2021 Ready for Review-Document Uploaded. uploaded the RCE - Seller-10/01/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $ - Due Diligence Vendor-08/23/2021	Ready for Review-Document Uploaded. uploaded the RCE - Seller-10/01/2021	Resolved-Verified cost to rebuild per insurer- sufficient coverage is in place. - Due Diligence Vendor-10/07/2021
Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 50.93% Is Below The Guideline Maximum Of 70% By Ten Percent (10%) Or More

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 50.93% Is Below the Guideline Maximum Of 70% By Ten Percent (10%) or More

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 35 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 767 is Greater Than The Guideline Minimum Of 740 By Twenty (20) or More Points

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 34.8% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 189 Are Greater Than The Guideline Minimum Of 33 By Six (6) Or More Months

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 20 Years
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$2,750,000.00	CA	Primary Residence	Purchase	NA
494398687			D	A	D	A	A	A	A	A	Closed	FCRE1159	2021-10-04 14:36	2021-10-07 11:21	Resolved	1 - Information	C	A	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date
Resolved-Confirmed per post-closing CD Disbursement of 6/30/21 which is after policy effective date. - Due Diligence Vendor-10/07/2021
Ready for Review-This is an escrow state. In the state of CA the transaction date/closing date is the date of disbursement, which is the day the borrower receives the keys to the home. The Closing/Record date for this file is 06/XX/2021 and the HOI effective date is 06/17/2021 the day before the completion date of the transaction. - Seller-10/04/2021
Open-Hazard Insurance Effective Date of 06-XX-2021 is after the Disbursement Date of 06-XX-2021 - Due Diligence Vendor-09/30/2021
																							Ready for Review-This is an escrow state. In the state of CA the transaction date/closing date is the date of disbursement, which is the day the borrower receives the keys to the home. The Closing/Record date for this file is 06/XX/2021 and the HOI effective date is 06/XX/2021 the day before the completion date of the transaction. - Seller-10/04/2021	Resolved-Confirmed per post-closing CD Disbursement of 6/xx/21 which is after policy effective date. - Due Diligence Vendor-10/07/2021
Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 50.93% Is Below The Guideline Maximum Of 70% By Ten Percent (10%) Or More

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 50.93% Is Below the Guideline Maximum Of 70% By Ten Percent (10%) or More

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 35 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 767 is Greater Than The Guideline Minimum Of 740 By Twenty (20) or More Points

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 34.8% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 189 Are Greater Than The Guideline Minimum Of 33 By Six (6) Or More Months

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 20 Years
																												"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$2,750,000.00	CA	Primary Residence	Purchase	NA
494385087			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$990,000.00	CA	Primary Residence	Purchase	NA
494422246			C	A	A	A	C	A	A	A	Closed	finding-47	2021-10-05 16:46	2021-10-12 13:08	Resolved	1 - Information	C	A	Compliance	Right to Rescind	TILA Right of Rescission Test
Resolved-PC-CD provided with corrected disbursement date.  - Due Diligence Vendor-10/12/2021
Resolved-This loan failed the TILA right of rescission test.

Closed-end ( 12 CFR §1026.23(a)(3) , transferred from  12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from  12 CFR §226.15(a)(3) )The funding date is before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. - Due Diligence Vendor-09/08/2021
Ready for Review-Document Uploaded. XXX and final Settlement Statement disbursement date is 06/XX/2021 - Seller-10/05/2021
																							Ready for Review-Document Uploaded. XXX and final Settlement Statement disbursement date is 06/XX/2021 - Seller-10/05/2021
Resolved-PC-CD provided with corrected disbursement date.  - Due Diligence Vendor-10/12/2021

 Resolved-This loan failed the TILA right of rescission test.

Closed-end ( 12 CFR §1026.23(a)(3) , transferred from  12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from  12 CFR §226.15(a)(3) )The funding date is before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. - Due Diligence Vendor-09/08/2021

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 15.78% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 29 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 8 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 768 is Greater Than The Guideline Minimum Of 700 By Twenty (20) or More Points

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 43.33% Is Below the Guideline Maximum Of 65% By Ten Percent (10%) or More

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 14 Years

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 43.33% Is Below The Guideline Maximum Of 65% By Ten Percent (10%) Or More
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$650,000.00	WA	Primary Residence	Refinance	Cash Out - Other
494472824			D	A	D	A	A	A	A	A	Closed	FCRE2371	2021-09-29 16:39	2021-10-06 10:32	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing final HUD-1 from sale of non-subject property
Resolved-Validated property no longer held by borrower. - Due Diligence Vendor-10/06/2021
Ready for Review-Document Uploaded. Please see the Settlement statement which reflects that the property sold 12/18/2019.  Also provided is the Tax Certificate and Warranty Deed showing that the property is owned by XXX.  Provided document from SOS to show owner borrower has no ownership - Seller-09/29/2021
Open-Non-subject property located at XXX is listed on the final 1003 pg. 1 as owned but is not listed as REO owned.  It is also listed on the 2019 Schedule E as a rental property.  Missing evidence of the status of non-subject property and associated housing expenses.   - Due Diligence Vendor-08/19/2021
																							Ready for Review-Document Uploaded. Please see the Settlement statement which reflects that the property sold 12/18/2019. Also provided is the Tax Certificate and Warranty Deed showing that the property is owned by xxx. Provided document from SOS to show owner borrower has no ownership - Seller-09/29/2021	Resolved-Validated property no longer held by borrower. - Due Diligence Vendor-10/06/2021			XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$626,000.00	NV	Primary Residence	Refinance	Rate and Term
494397454			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$550,983.00	CA	Primary Residence	Refinance	Rate and Term
494419766			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$623,200.00	IN	Primary Residence	Purchase	NA
494442933			C	A	A	A	C	A	A	A	Closed	finding-3635	2021-10-07 19:34	2021-10-20 14:37	Resolved	1 - Information	C	A	Compliance	TRID Tolerance	Charges That In Total Cannot Increase More Than 10% Test
Resolved-Client confirmed Saturday is not counted as a business day. - Due Diligence Vendor-10/20/2021

Ready for Review-Disagree-Borrower chose Service provider not shown on SPL therefore title fees excluding the recording are tested as non-tolerance fees. - Seller-10/07/2021

Open-This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($5,424.00) exceed the comparable charges ($0.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). Determine if lender is open on Saturday - Due Diligence Vendor-09/08/2021
																							Ready for Review-Disagree-Borrower chose Service provider not shown on SPL therefore title fees excluding the recording are tested as non-tolerance fees. - Seller-10/07/2021	Resolved-Client confirmed Saturday is not counted as a business day. - Due Diligence Vendor-10/20/2021
Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 26.12% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 61.74% Is Below The Guideline Maximum Of 80% By Ten Percent (10%) Or More

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 15 Years

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 32 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 61.74% Is Below the Guideline Maximum Of 80% By Ten Percent (10%) or More

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 775 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 20 Years
																												"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$710,000.00	FL	Primary Residence	Refinance	Rate and Term
494442933			C	A	A	A	C	A	A	A	Closed	finding-3515	2021-10-07 18:18	2021-10-20 14:37	Resolved	1 - Information	C	A	Compliance	TRID	Initial Loan Estimate Delivery Date Test (from application)
Resolved-Client confirmed Saturday is not counted as a business day. - Due Diligence Vendor-10/20/2021

Ready for Review-Disagree-Saturday is not counted as a business day when disclosing initial documents. LE, Homeowners Counseling List were disclosed within 3 business days. - Seller-10/07/2021

Open-This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application. Determine if lender is open on Saturday - Due Diligence Vendor-09/08/2021
																							Ready for Review-Disagree-Saturday is not counted as a business day when disclosing initial documents. LE, Homeowners Counseling List were disclosed within 3 business days. - Seller-10/07/2021	Resolved-Client confirmed Saturday is not counted as a business day. - Due Diligence Vendor-10/20/2021
Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 26.12% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 61.74% Is Below The Guideline Maximum Of 80% By Ten Percent (10%) Or More

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 15 Years

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 32 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 61.74% Is Below the Guideline Maximum Of 80% By Ten Percent (10%) or More

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 775 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 20 Years
																												"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$710,000.00	FL	Primary Residence	Refinance	Rate and Term
494442933			C	A	A	A	C	A	A	A	Closed	finding-3367	2021-10-07 18:19	2021-10-20 14:37	Resolved	1 - Information	B	A	Compliance	Disclosures (Federal, State, and Data Dependent)	RESPA Homeownership Counseling Organizations Disclosure Date Test
Resolved-Client confirmed Saturday is not counted as a business day. - Due Diligence Vendor-10/20/2021

Ready for Review-Disagree-Saturday is not counted as a business day when disclosing initial documents. LE, Homeowners Counseling List were disclosed within 3 business days. - Seller-10/07/2021

Open-This loan failed the homeownership counseling organizations disclosure date test due to the following findings: ( 12 CFR §1024.20(a) )The loan has a homeownership counseling organizations disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe homeownership counseling organizations disclosure date is after the closing date.Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than 30 days prior to the time when the list is provided to the loan applicant from either:(1)The website maintained by the Bureau for lenders to use in complying with the requirements of this section; or(2)Data made available by the Bureau or HUD for lenders to use in complying with the requirements of this section, provided that the data is used in accordance with instructions provided with the data.This calculation take into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.20 (list of homeownership counseling organizations provided not later than 3 business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page: As not being open on SundayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.Please note: This test does not validate the content of any list of homeownership counseling organizations. Determine if lender is open on Saturday - Due Diligence Vendor-09/08/2021
																							Ready for Review-Disagree-Saturday is not counted as a business day when disclosing initial documents. LE, Homeowners Counseling List were disclosed within 3 business days. - Seller-10/07/2021	Resolved-Client confirmed Saturday is not counted as a business day. - Due Diligence Vendor-10/20/2021
Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 26.12% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 61.74% Is Below The Guideline Maximum Of 80% By Ten Percent (10%) Or More

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 15 Years

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 32 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 61.74% Is Below the Guideline Maximum Of 80% By Ten Percent (10%) or More

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 775 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 20 Years
																												"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$710,000.00	FL	Primary Residence	Refinance	Rate and Term
494442933			C	A	A	A	C	A	A	A	Closed	finding-3634	2021-10-07 19:33	2021-10-20 14:33	Resolved	1 - Information	C	A	Compliance	TRID Tolerance	Charges That Cannot Increase Test	Resolved-Client confirmed saturday is not counted as a business day. - Due Diligence Vendor-10/20/2021 Ready for Review-Disagree-Saturday is not counted as a business day when disclosing initial documents. LE, Homeowners Counseling List were disclosed within 3 business days. - Seller-10/07/2021 Open-Determine if lender is open on Saturday - Due Diligence Vendor-09/08/2021	Ready for Review-Disagree-Saturday is not counted as a business day when disclosing initial documents. LE, Homeowners Counseling List were disclosed within 3 business days. - Seller-10/07/2021	Resolved-Client confirmed saturday is not counted as a business day. - Due Diligence Vendor-10/20/2021
Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 26.12% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 61.74% Is Below The Guideline Maximum Of 80% By Ten Percent (10%) Or More

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 15 Years

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 32 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 61.74% Is Below the Guideline Maximum Of 80% By Ten Percent (10%) or More

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 775 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 20 Years
																												"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$710,000.00	FL	Primary Residence	Refinance	Rate and Term
494442933			C	A	A	A	C	A	A	A	Closed	finding-3631	2021-10-07 19:35	2021-10-07 21:25	Resolved	1 - Information	C	A	Compliance	Points & Fees	Reimbursement Amount Validation Test
Resolved-Resolved - Due Diligence Vendor-10/07/2021

Ready for Review-Disagree-COC dated 04/19/2021 states Loan amount amount increase cause transfer tax to increase. Increase to loan amount would cause increase to fees such as Origination fee, points and transfer taxes by the percentage of loan amount increase. - Seller-10/07/2021

Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-09/08/2021

Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Transfer taxes increased 889 COC did not address transfer taxes - Due Diligence Vendor-09/08/2021
																							Ready for Review-Disagree-COC dated 04/19/2021 states Loan amount amount increase cause transfer tax to increase. Increase to loan amount would cause increase to fees such as Origination fee, points and transfer taxes by the percentage of loan amount increase. - Seller-10/07/2021	Resolved-Resolved - Due Diligence Vendor-10/07/2021
Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 26.12% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 61.74% Is Below The Guideline Maximum Of 80% By Ten Percent (10%) Or More

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 15 Years

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 32 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 61.74% Is Below the Guideline Maximum Of 80% By Ten Percent (10%) or More

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 775 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 20 Years
																												"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$710,000.00	FL	Primary Residence	Refinance	Rate and Term
494442933			C	A	A	A	C	A	A	A	Closed	finding-3632	2021-10-07 19:34	2021-10-07 21:25	Resolved	1 - Information	C	A	Compliance	Disclosures (Federal, State, and Data Dependent)	Consummation or Reimbursement Date Validation Test
Resolved-Resolved - Due Diligence Vendor-10/07/2021

Ready for Review-Disagree-COC dated 04/19/2021 states Loan amount amount increase cause transfer tax to increase. Increase to loan amount would cause increase to fees such as Origination fee, points and transfer taxes by the percentage of loan amount increase. - Seller-10/07/2021

Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. Transfer taxes increased 889 COC did not address transfer taxes - Due Diligence Vendor-09/08/2021
																							Ready for Review-Disagree-COC dated 04/19/2021 states Loan amount amount increase cause transfer tax to increase. Increase to loan amount would cause increase to fees such as Origination fee, points and transfer taxes by the percentage of loan amount increase. - Seller-10/07/2021	Resolved-Resolved - Due Diligence Vendor-10/07/2021
Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 26.12% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 61.74% Is Below The Guideline Maximum Of 80% By Ten Percent (10%) Or More

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 15 Years

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 32 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 61.74% Is Below the Guideline Maximum Of 80% By Ten Percent (10%) or More

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 775 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 20 Years
																												"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$710,000.00	FL	Primary Residence	Refinance	Rate and Term
494399993			C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-10-14 19:07	2021-10-14 19:19	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Hazard Insurance Coverage Amount of $XXX is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $XXX - Due Diligence Vendor-10/14/2021
Ready for Review-Document Uploaded. Replacement Cost Estimator has been received and uploaded. - Seller-10/14/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $ Provide RCE from insurance agent to evidence the coverage for the subject property with the extended coverage is adequate as it is lower than the loan amount and RCE was not provided at review. - Due Diligence Vendor-10/05/2021
																							Ready for Review-Document Uploaded. Replacement Cost Estimator has been received and uploaded. - Seller-10/14/2021	Resolved-Hazard Insurance Coverage Amount of $XXX is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $XXX - Due Diligence Vendor-10/14/2021
Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 711 is Greater Than The Guideline Minimum Of 680 By Twenty (20) or More Points

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 65.79% Is Below the Guideline Maximum Of 80% By Ten Percent (10%) or More

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 65.79% Is Below The Guideline Maximum Of 80% By Ten Percent (10%) Or More

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 8 Years
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$822,375.00	TX	Primary Residence	Refinance	Rate and Term
494478249			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$959,800.00	UT	Primary Residence	Refinance	Rate and Term
494394495			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$1,050,000.00	TX	Primary Residence	Refinance	Rate and Term
494396121			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$664,500.00	TX	Primary Residence	Refinance	Rate and Term
494398259			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$903,000.00	WA	Primary Residence	Refinance	Rate and Term
494407584			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$640,500.00	FL	Primary Residence	Refinance	Rate and Term
494428394			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-10-05 23:25	2021-10-13 12:52	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-10/13/2021 Open-Missing 3rd party valuation. - Due Diligence Vendor-10/05/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-10/13/2021	Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 10 Years Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 778 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points			"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$806,000.00	UT	Primary Residence	Refinance	Cash Out - Other
494390807			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$693,750.00	GA	Primary Residence	Purchase	NA
494390435			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$697,500.00	UT	Primary Residence	Purchase	NA
494385132			C	A	A	A	C	A	A	A	Closed	finding-3652	2021-10-08 14:10	2021-10-12 14:59	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test
Resolved-COC and predatory compliance worksheet provided.  - Due Diligence Vendor-10/12/2021

Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($5,510.52) does not exceed or equal the comparable sum of specific and non-specific lender credits ($5,832.12). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-09/09/2021

Ready for Review-Document Uploaded. Disagree -Total Lender Credits is $5,360.52, there is no variance on Lender Credits under Predatory Test. The Difference of $150  is a Lender Credit to Cure. Approved COC found in file for the Rate Lock Extended, no violation found. Predatory Compliance Worksheet and COC have been uploaded. - Seller-10/08/2021
																							Ready for Review-Document Uploaded. Disagree -Total Lender Credits is $5,360.52, there is no variance on Lender Credits under Predatory Test. The Difference of $150 is a Lender Credit to Cure. Approved COC found in file for the Rate Lock Extended, no violation found. Predatory Compliance Worksheet and COC have been uploaded. - Seller-10/08/2021	Resolved-COC and predatory compliance worksheet provided. - Due Diligence Vendor-10/12/2021
Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 30 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 749 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 10 Years

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 23.69% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 17 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 68.05% Is Below The Guideline Maximum Of 80% By Ten Percent (10%) Or More

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 68.05% Is Below the Guideline Maximum Of 80% By Ten Percent (10%) or More
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$786,000.00	TX	Primary Residence	Refinance	Rate and Term
494385132			C	A	A	A	C	A	A	A	Closed	finding-2504	2021-10-07 22:16	2021-10-12 14:43	Resolved	1 - Information	C	A	Compliance	Points & Fees	TILA Foreclosure Rescission Finance Charge Test
Resolved-This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from  12 CFR §226.23(h) )The finance charge is $397,152.29. The disclosed finance charge of $396,212.29 is not considered accurate for purposes of rescission because it is understated by more than $35. - Due Diligence Vendor-09/09/2021

Ready for Review-Document Uploaded. Disagree -Per Predatory Compliance Worksheet the calculated finance charge is $396,210.06, Finance charge is over disclosed by $2.23 no violation occurred, please see Predatory Compliance Worksheet attached. - Seller-10/07/2021

Open-This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from  12 CFR §226.23(h) )The finance charge is $397,152.29. The disclosed finance charge of $396,212.29 is not considered accurate for purposes of rescission because it is understated by more than $35. It appears the Lender excluded the Administration Fee and it should be a PFC fee. PREDATORY TEST RESULT (Page 597) - Due Diligence Vendor-09/24/2021
																							Ready for Review-Document Uploaded. Disagree -Per Predatory Compliance Worksheet the calculated finance charge is $396,210.06, Finance charge is over disclosed by $2.23 no violation occurred, please see Predatory Compliance Worksheet attached. - Seller-10/07/2021	Resolved-This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) )The finance charge is $397,152.29. The disclosed finance charge of $396,212.29 is not considered accurate for purposes of rescission because it is understated by more than $35. - Due Diligence Vendor-09/09/2021
Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 30 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 749 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 10 Years

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 23.69% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 17 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 68.05% Is Below The Guideline Maximum Of 80% By Ten Percent (10%) Or More

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 68.05% Is Below the Guideline Maximum Of 80% By Ten Percent (10%) or More
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$786,000.00	TX	Primary Residence	Refinance	Rate and Term
494385132			C	A	A	A	C	A	A	A	Closed	finding-651	2021-10-08 14:17	2021-10-12 14:43	Resolved	1 - Information	C	A	Compliance	Points & Fees	TILA Finance Charge Test
Resolved-This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from  12 CFR §226.18(d)(1) )The finance charge is $397,152.29. The disclosed finance charge of  $396,212.29 is not considered accurate because it is understated by more than $100. - Due Diligence Vendor-09/09/2021

Ready for Review-Disagree - Per Predatory Compliance Worksheet the calculated finance charge is $396,210.06, Finance charge is over disclosed  by $2.23 . All the APR charges were covered by the Itemized and Lump Sum Lender Credits. No violation occurred. Predatory Compliance Worksheet has been uploaded. - Seller-10/08/2021

Open-This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from  12 CFR §226.18(d)(1) )The finance charge is $397,152.29. The disclosed finance charge of  $396,212.29 is not considered accurate because it is understated by more than $100. It appears the Lender excluded the Administration Fee and it should be a PFC fee. PREDATORY TEST RESULT (Page 597) - Due Diligence Vendor-09/24/2021
																							Ready for Review-Disagree - Per Predatory Compliance Worksheet the calculated finance charge is $396,210.06, Finance charge is over disclosed by $2.23 . All the APR charges were covered by the Itemized and Lump Sum Lender Credits. No violation occurred. Predatory Compliance Worksheet has been uploaded. - Seller-10/08/2021	Resolved-This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )The finance charge is $397,152.29. The disclosed finance charge of $396,212.29 is not considered accurate because it is understated by more than $100. - Due Diligence Vendor-09/09/2021
Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 30 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 749 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 10 Years

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 23.69% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 17 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 68.05% Is Below The Guideline Maximum Of 80% By Ten Percent (10%) Or More

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 68.05% Is Below the Guideline Maximum Of 80% By Ten Percent (10%) or More
																												"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$786,000.00	TX	Primary Residence	Refinance	Rate and Term
494425701			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$1,429,000.00	CA	Primary Residence	Purchase	NA
494393759			C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-10-08 15:25	2021-10-11 17:45	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Per insurer's anticipated cost to rebuild subject property, sufficient coverage is in place. - Due Diligence Vendor-10/11/2021 Ready for Review-Document Uploaded. HOI and RCE added - Seller-10/08/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $XXX - Due Diligence Vendor-08/23/2021	Ready for Review-Document Uploaded. HOI and RCE added - Seller-10/08/2021	Resolved-Per insurer's anticipated cost to rebuild subject property, sufficient coverage is in place. - Due Diligence Vendor-10/11/2021
Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 11 Years

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 70% Is Below The Guideline Maximum Of 85% By Ten Percent (10%) Or More

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 792 is Greater Than The Guideline Minimum Of 760 By Twenty (20) or More Points

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 13.17% Is Less Than The Guideline Maximum Of 50% By Five Percent (5%) Or More

Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Twenty-Four (24) Months Housing History Reviewed With No Late Payments

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 10 Years

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 39 Are Greater Than The Guideline Minimum Of 0 By Six (6) Or More Months

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 70% Is Below the Guideline Maximum Of 85% By Ten Percent (10%) or More

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 10 Years
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$791,000.00	TX	Primary Residence	Purchase	NA
494401489			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$678,000.00	AZ	Primary Residence	Refinance	Cash Out - Other
494491250			C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-10-12 12:45	2021-10-12 15:47	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Confirmed replacement cost coverage in effect with policy at time of closing and renewal affirming a second increase in coverage. - Due Diligence Vendor-10/12/2021 Ready for Review-Document Uploaded. Hazard Insurance Policy and RCE has been received and uploaded. - Seller-10/12/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $ - Due Diligence Vendor-10/04/2021	Ready for Review-Document Uploaded. Hazard Insurance Policy and RCE has been received and uploaded. - Seller-10/12/2021	Resolved-Confirmed replacement cost coverage in effect with policy at time of closing and renewal affirming a second increase in coverage. - Due Diligence Vendor-10/12/2021
Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 6 Years

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 27 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 22.24% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.2477189531770748

Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Twenty-Four (24) Months Housing History Reviewed With No Late Payments

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 742 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$863,500.00	NY	Primary Residence	Refinance	Rate and Term
494401133			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$1,068,750.00	TX	Primary Residence	Purchase	NA
494399234			C	A	A	A	C	A	A	A	Closed	finding-3631	2021-10-06 20:10	2021-10-07 21:04	Resolved	1 - Information	C	A	Compliance	Points & Fees	Reimbursement Amount Validation Test	Resolved-COC provided. - Due Diligence Vendor-10/07/2021 Ready for Review-Disagree - Loan passed all testing. No reimbursement required. - Seller-10/06/2021 Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-09/09/2021	Ready for Review-Disagree - Loan passed all testing. No reimbursement required. - Seller-10/06/2021	Resolved-COC provided. - Due Diligence Vendor-10/07/2021
Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 13 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.14934782608695651

Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 9 Years

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 13 Years

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 25.81% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 729 is Greater Than The Guideline Minimum Of 700 By Twenty (20) or More Points

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 56.68% Is Below The Guideline Maximum Of 80% By Ten Percent (10%) Or More

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 56.68% Is Below the Guideline Maximum Of 80% By Ten Percent (10%) or More

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 214 Are Greater Than The Guideline Minimum Of 0 By Six (6) Or More Months
																												"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$700,000.00	FL	Primary Residence	Refinance	Cash Out - Home Improvement/Reno
494399234			C	A	A	A	C	A	A	A	Closed	finding-3632	2021-10-06 20:10	2021-10-07 21:04	Resolved	1 - Information	C	A	Compliance	Disclosures (Federal, State, and Data Dependent)	Consummation or Reimbursement Date Validation Test	Resolved-COC provided. - Due Diligence Vendor-10/07/2021 Ready for Review-Disagree - Loan passed all testing. No reimbursement required. - Seller-10/06/2021 Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-09/09/2021	Ready for Review-Disagree - Loan passed all testing. No reimbursement required. - Seller-10/06/2021	Resolved-COC provided. - Due Diligence Vendor-10/07/2021
Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 13 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.14934782608695651

Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 9 Years

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 13 Years

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 25.81% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 729 is Greater Than The Guideline Minimum Of 700 By Twenty (20) or More Points

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 56.68% Is Below The Guideline Maximum Of 80% By Ten Percent (10%) Or More

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 56.68% Is Below the Guideline Maximum Of 80% By Ten Percent (10%) or More

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 214 Are Greater Than The Guideline Minimum Of 0 By Six (6) Or More Months
																												"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$700,000.00	FL	Primary Residence	Refinance	Cash Out - Home Improvement/Reno
494399234			C	A	A	A	C	A	A	A	Closed	finding-3634	2021-10-06 20:09	2021-10-07 21:04	Resolved	1 - Information	C	A	Compliance	TRID Tolerance	Charges That Cannot Increase Test
Resolved-COC provided.  - Due Diligence Vendor-10/07/2021

Ready for Review-Document Uploaded. Disagree - COC in file and lender credits were applied from Final CD to cure increase to appraisal fee and credit report fee.  See attached. - Seller-10/06/2021

Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $178.16.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-09/09/2021
																							Ready for Review-Document Uploaded. Disagree - COC in file and lender credits were applied from Final CD to cure increase to appraisal fee and credit report fee. See attached. - Seller-10/06/2021	Resolved-COC provided. - Due Diligence Vendor-10/07/2021
Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 13 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.14934782608695651

Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 9 Years

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 13 Years

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 25.81% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 729 is Greater Than The Guideline Minimum Of 700 By Twenty (20) or More Points

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 56.68% Is Below The Guideline Maximum Of 80% By Ten Percent (10%) Or More

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 56.68% Is Below the Guideline Maximum Of 80% By Ten Percent (10%) or More

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 214 Are Greater Than The Guideline Minimum Of 0 By Six (6) Or More Months
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$700,000.00	FL	Primary Residence	Refinance	Cash Out - Home Improvement/Reno
494387987			C	A	A	A	C	A	A	A	Closed	finding-3652	2021-10-07 17:42	2021-10-12 17:05	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test
Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($200.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($3,124.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-09/13/2021

Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($200.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($3,124.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Received COC and Revised LE. - Due Diligence Vendor-10/12/2021

Ready for Review-Document Uploaded. See Redisclosed LE & CIC for rate lock found in file & uploaded. No Violation - Seller-10/07/2021
																							Ready for Review-Document Uploaded. See Redisclosed LE & CIC for rate lock found in file & uploaded. No Violation - Seller-10/07/2021
Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($200.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($3,124.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-09/13/2021

 Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($200.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($3,124.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Received COC and Revised LE. - Due Diligence Vendor-10/12/2021

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 16 Are Greater Than The Guideline Minimum Of 0 By Six (6) Or More Months

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.15590330788804072

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 22.1% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - 10 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 12 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 713 is Greater Than The Guideline Minimum Of 680 By Twenty (20) or More Points

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 80% Is Below the Guideline Maximum Of 90% By Ten Percent (10%) or More
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$624,800.00	CA	Primary Residence	Purchase	NA
494397836			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$677,700.00	AZ	Primary Residence	Refinance	Rate and Term
494401380			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$940,000.00	TX	Primary Residence	Purchase	NA
494448193			C	A	A	A	C	A	A	A	Closed	finding-651	2021-10-06 19:32	2021-10-11 17:18	Resolved	1 - Information	C	A	Compliance	Points & Fees	TILA Finance Charge Test
Resolved-Appraisal Review fee performed/paid to 3rd party, excluded from finance charge.
 - Due Diligence Vendor-10/11/2021

Ready for Review-Disagree-Appraisal Review should be excluded.

 1026.4(c)(7) The following fees in a transaction secured by real property or in a residential mortgage transaction, if the fees are bona fide and reasonable in amount:
(i) Fees for title examination, abstract of title, title insurance, property survey, and similar purposes.
(ii) Fees for preparing loan-related documents, such as deeds, mortgages, and reconveyance or settlement documents.
(iii) Notary and credit-report fees.
(iv) Property appraisal fees or fees for inspections to assess the value or condition of the property if the service is performed prior to closing, including fees related to pest-infestation or flood-hazard determinations.
(v) Amounts required to be paid into escrow or trustee accounts if the amounts would not otherwise be included in the finance charge.
Official interpretation of 4(c)(7)
Real estate or residential mortgage transaction charges. The list of charges in § 1026.4(c)(7) applies both to residential mortgage transactions (which may include, for example, the purchase of a mobile home) and to other transactions secured by real estate. The fees are excluded from the finance charge even if the services for which the fees are imposed are performed by the creditor's employees rather than by a third party. In addition, the cost of verifying or confirming information connected to the item is also excluded. For example, credit-report fees cover not only the cost of the report but also the cost of verifying information in the report. In all cases, charges excluded under § 1026.4(c)(7) must be bona fide and reasonable.
 - Seller-10/06/2021

Open-Lender excluded Appraisal Review Fee from their TILA breakdown. - Due Diligence Vendor-09/09/2021

Ready for Review-Disagree-Appraisal Review should be excluded.

 1026.4(c)(7) The following fees in a transaction secured by real property or in a residential mortgage transaction, if the fees are bona fide and reasonable in amount:
(i) Fees for title examination, abstract of title, title insurance, property survey, and similar purposes.
(ii) Fees for preparing loan-related documents, such as deeds, mortgages, and reconveyance or settlement documents.
(iii) Notary and credit-report fees.
(iv) Property appraisal fees or fees for inspections to assess the value or condition of the property if the service is performed prior to closing, including fees related to pest-infestation or flood-hazard determinations.
(v) Amounts required to be paid into escrow or trustee accounts if the amounts would not otherwise be included in the finance charge.
Official interpretation of 4(c)(7)
Real estate or residential mortgage transaction charges. The list of charges in § 1026.4(c)(7) applies both to residential mortgage transactions (which may include, for example, the purchase of a mobile home) and to other transactions secured by real estate. The fees are excluded from the finance charge even if the services for which the fees are imposed are performed by the creditor's employees rather than by a third party. In addition, the cost of verifying or confirming information connected to the item is also excluded. For example, credit-report fees cover not only the cost of the report but also the cost of verifying information in the report. In all cases, charges excluded under § 1026.4(c)(7) must be bona fide and reasonable.
 - Seller-10/06/2021

																								Resolved-Appraisal Review fee performed/paid to 3rd party, excluded from finance charge. - Due Diligence Vendor-10/11/2021
Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 10.08 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.059016800806217816

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 139 Are Greater Than The Guideline Minimum Of 12 By Six (6) Or More Months

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 10 Years
																												"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$1,610,000.00	NY	Primary Residence	Purchase	NA
494453157			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$1,151,900.00	MD	Primary Residence	Refinance	Rate and Term
494396748			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$1,000,000.00	TX	Primary Residence	Refinance	Cash Out - Other
494384668			D	A	D	A	A	A	A	A	Closed	FCRE7497	2021-10-07 14:26	2021-10-11 14:37	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Full payment now validated, ratios remain in line. - Due Diligence Vendor-10/11/2021 Ready for Review-Document Uploaded. Please see attached - Seller-10/07/2021 Open-Missing verification of tax, insurance and HOA for the following REO: XXX - Due Diligence Vendor-10/04/2021	Ready for Review-Document Uploaded. Please see attached - Seller-10/07/2021	Resolved-Full payment now validated, ratios remain in line. - Due Diligence Vendor-10/11/2021
Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.0633695652173913

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 6 Years

Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 6 Years

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 99 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 767 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 29.95% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$808,000.00	GA	Primary Residence	Purchase	NA
494375581			D	A	D	A	A	A	A	A	Closed	FCRE1168	2021-10-05 19:51	2021-10-08 10:23	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Confirmed policy coverage limit is the insurer's estimate cost to rebuild and thus policy is considered sufficient. - Due Diligence Vendor-10/08/2021 Ready for Review-Document Uploaded. Disagree - checklist of Coverages listed for homeowners. See attached. - Seller-10/05/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $641766 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $0 - Due Diligence Vendor-10/04/2021	Ready for Review-Document Uploaded. Disagree - checklist of Coverages listed for homeowners. See attached. - Seller-10/05/2021	Resolved-Confirmed policy coverage limit is the insurer's estimate cost to rebuild and thus policy is considered sufficient. - Due Diligence Vendor-10/08/2021
Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 11 Years

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 7 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 753 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 12 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$1,000,000.00	FL	Primary Residence	Refinance	Rate and Term
494375581			D	A	D	A	A	A	A	A	Closed	FCRE7497	2021-10-05 18:47	2021-10-08 10:16	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Confirmed full payment for investment- ratios remain in line. - Due Diligence Vendor-10/08/2021 Ready for Review-Document Uploaded. Disagree. Please see attached documentation from file verifying HOA dues for XXX are $1168.03/mo - Seller-10/05/2021 Open-Missing verification of HOA for the following REO: XXX - Due Diligence Vendor-10/04/2021	Ready for Review-Document Uploaded. Disagree. Please see attached documentation from file verifying HOA dues for XXX are $1168.03/mo - Seller-10/05/2021	Resolved-Confirmed full payment for investment- ratios remain in line. - Due Diligence Vendor-10/08/2021
Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 11 Years

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 7 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 753 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 12 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$1,000,000.00	FL	Primary Residence	Refinance	Rate and Term
494386925			D	A	C	A	D	A	A	A	Closed	finding-3652	2021-10-05 16:43	2021-10-07 20:47	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test
Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($10,494.40) does not exceed or equal the comparable sum of specific and non-specific lender credits ($14,400.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). COC history provided. - Due Diligence Vendor-10/07/2021

Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($10,494.40) does not exceed or equal the comparable sum of specific and non-specific lender credits ($14,400.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-09/10/2021

Ready for Review-Document Uploaded. Disagree - COC in file. Rate change from 3.25 to 3%. Lender credits decrease due to rate change and pricing change.   There is also itemized credits paid by the lender in the amount of $5,047.20 and a lender cure amount of $200.00 for the increase of the appraisal fee. See attached COC history and closing disclosure.  - Seller-10/05/2021

Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($5,447.20) does not exceed or equal the comparable sum of specific and non-specific lender credits ($14,400.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). There's no COC  explaining why lender credit went down. - Due Diligence Vendor-09/10/2021
																							Ready for Review-Document Uploaded. Disagree - COC in file. Rate change from 3.25 to 3%. Lender credits decrease due to rate change and pricing change. There is also itemized credits paid by the lender in the amount of $5,047.20 and a lender cure amount of $200.00 for the increase of the appraisal fee. See attached COC history and closing disclosure. - Seller-10/05/2021
Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($10,494.40) does not exceed or equal the comparable sum of specific and non-specific lender credits ($14,400.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). COC history provided. - Due Diligence Vendor-10/07/2021

 Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($10,494.40) does not exceed or equal the comparable sum of specific and non-specific lender credits ($14,400.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-09/10/2021

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 26.61% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 15 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.022900763358778626

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 27 Are Greater Than The Guideline Minimum Of 12 By Six (6) Or More Months

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 15 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 778 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$720,000.00	FL	Primary Residence	Purchase	NA
494386925			D	A	C	A	D	A	A	A	Closed	FCRE1168	2021-10-07 14:55	2021-10-07 15:33	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Confirmed coverage amount is sufficient for anticipated replacement cost per insurer estimate. - Due Diligence Vendor-10/07/2021 Ready for Review-Document Uploaded. Disagree - Replacement cost estimator in file. See attached. - Seller-10/07/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $400000 is less than all Subject Lien(s). - Due Diligence Vendor-10/04/2021	Ready for Review-Document Uploaded. Disagree - Replacement cost estimator in file. See attached. - Seller-10/07/2021	Resolved-Confirmed coverage amount is sufficient for anticipated replacement cost per insurer estimate. - Due Diligence Vendor-10/07/2021
Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 26.61% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 15 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.022900763358778626

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 27 Are Greater Than The Guideline Minimum Of 12 By Six (6) Or More Months

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 15 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 778 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$720,000.00	FL	Primary Residence	Purchase	NA
494386925			D	A	C	A	D	A	A	A	Closed	FCOM1227	2021-10-05 16:39	2021-10-06 19:08	Resolved	1 - Information	D	A	Compliance	Missing Doc - Closing Package	PUD Rider is Missing	Resolved-Received DOT with PUD Rider. - Due Diligence Vendor-10/06/2021 Ready for Review-Document Uploaded. Disagree - The PUD Rider is attached to the mortgage. See attached. - Seller-10/05/2021 Open-PUD Rider is Missing - Due Diligence Vendor-08/07/2021	Ready for Review-Document Uploaded. Disagree - The PUD Rider is attached to the mortgage. See attached. - Seller-10/05/2021	Resolved-Received DOT with PUD Rider. - Due Diligence Vendor-10/06/2021
Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 26.61% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 15 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.022900763358778626

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 27 Are Greater Than The Guideline Minimum Of 12 By Six (6) Or More Months

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 15 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 778 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$720,000.00	FL	Primary Residence	Purchase	NA
494386925			D	A	C	A	D	A	A	A	Closed	FCOM1220	2021-10-05 16:39	2021-10-06 19:05	Resolved	1 - Information	D	A	Compliance	Missing Doc - Closing Package	The Deed of Trust is Missing	Resolved-The Deed of Trust is Present. Received DOT with PUD Rider. - Due Diligence Vendor-10/06/2021 Ready for Review-Document Uploaded. Disagree - The deed of trust is in the file. See attached. - Seller-10/05/2021 Open-The Deed of Trust is Missing - Due Diligence Vendor-10/01/2021	Ready for Review-Document Uploaded. Disagree - The deed of trust is in the file. See attached. - Seller-10/05/2021	Resolved-The Deed of Trust is Present. Received DOT with PUD Rider. - Due Diligence Vendor-10/06/2021
Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 26.61% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 15 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.022900763358778626

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 27 Are Greater Than The Guideline Minimum Of 12 By Six (6) Or More Months

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 15 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 778 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$720,000.00	FL	Primary Residence	Purchase	NA
494386925			D	A	C	A	D	A	A	A	Closed	FCOM1477	2021-10-05 16:41	2021-10-06 19:00	Resolved	1 - Information	D	A	Compliance	Missing Doc - Rate Lock	Missing evidence of rate lock	Resolved-Evidence of Rate Lock Provided Yes - received rate lock sheet. - Due Diligence Vendor-10/06/2021 Ready for Review-Document Uploaded. Disagree - Rate lock sheet is in the file. See attached. - Seller-10/05/2021 Open-Evidence of Rate Lock Missing No - Due Diligence Vendor-10/01/2021	Ready for Review-Document Uploaded. Disagree - Rate lock sheet is in the file. See attached. - Seller-10/05/2021	Resolved-Evidence of Rate Lock Provided Yes - received rate lock sheet. - Due Diligence Vendor-10/06/2021
Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 26.61% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 15 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.022900763358778626

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 27 Are Greater Than The Guideline Minimum Of 12 By Six (6) Or More Months

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 15 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 778 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$720,000.00	FL	Primary Residence	Purchase	NA
494416201			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$656,000.00	OR	Primary Residence	Refinance	Rate and Term
494403726			D	B	D	A	C	B	A	A	Closed	finding-3800	2021-10-08 15:12	2021-10-12 15:46	Resolved	1 - Information	C	A	Compliance	ComplianceEase	Qualified Mortgage Lending Policy Points and Fees Test	Resolved- Confirmation processing fee was not paid to lender received. - Due Diligence Vendor-10/12/2021 Counter-Processing fee included in section A of CD which is designated to lender/broker fees. - Due Diligence Vendor-10/12/2021 Ready for Review-Disagree-This is a third Party processing fee paid to xxx Processing and should not be included in QM 3% testing. - Seller-10/08/2021	Ready for Review-Disagree-This is a third Party processing fee paid to xxx Processing and should not be included in QM 3% testing. - Seller-10/08/2021	Resolved- Confirmation processing fee was not paid to lender received. - Due Diligence Vendor-10/12/2021
Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.1635720870698128

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 35.18% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 7 Years

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 70% Is Below the Guideline Maximum Of 80% By Ten Percent (10%) or More

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 801 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 250 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 70% Is Below The Guideline Maximum Of 80% By Ten Percent (10%) Or More
																												"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$840,980.00	FL	Primary Residence	Refinance	Rate and Term
494403726			D	B	D	A	C	B	A	A	Closed	FCOM7646	2021-10-08 15:12	2021-10-12 13:28	Resolved	1 - Information	C	A	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status
Resolved-Originator QM Designation Of QM: Safe Harbor (SH) Matches Final QM Status Of QM: Safe Harbor (SH) - Due Diligence Vendor-10/12/2021

Resolved-Once full income documentation and calculations provided, confirmed Origination Designation. - Due Diligence Vendor-10/12/2021

Ready for Review-Document Uploaded. Disagree-This is a third Party processing fee paid to xxx Processing and should not be included in QM 3% testing.   - Seller-10/08/2021

Open-Originator QM Designation Of QM: Safe Harbor (SH) Differs From Final QM Status Of ATR/QM: Status Pending Missing income documentation  - Due Diligence Vendor-10/05/2021
																							Ready for Review-Document Uploaded. Disagree-This is a third Party processing fee paid to xxx Processing and should not be included in QM 3% testing. - Seller-10/08/2021	Resolved-Originator QM Designation Of QM: Safe Harbor (SH) Matches Final QM Status Of QM: Safe Harbor (SH) - Due Diligence Vendor-10/12/2021 Resolved-Once full income documentation and calculations provided, confirmed Origination Designation. - Due Diligence Vendor-10/12/2021
Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.1635720870698128

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 35.18% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 7 Years

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 70% Is Below the Guideline Maximum Of 80% By Ten Percent (10%) or More

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 801 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 250 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 70% Is Below The Guideline Maximum Of 80% By Ten Percent (10%) Or More
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$840,980.00	FL	Primary Residence	Refinance	Rate and Term
494403726			D	B	D	A	C	B	A	A	Closed	FCRE6763	2021-10-08 19:02	2021-10-12 13:24	Resolved	1 - Information	C	A	Credit	Income	Income documentation does not meet guidelines
Resolved-Confirmed additional sources meet all program requirements and calculations are in line. - Due Diligence Vendor-10/12/2021
Ready for Review-Document Uploaded. UW used the assets from XXX as employment related assets as qualifying income. As per the guidelines : 70% of the value (remaining after costs for the transaction) may be used to determine the income stream.
Borrower income from XXX XXX = 3,782,705 x 70% / 360 = $7,355
Borrower Income from XXX XXX = 2,810,391 x 70% / 360 = $5,464 ( UW was conservative and consider $5,000 only)
Total income with other SSI and pension = 18194.72
Total Liabilities = $6,603.
DTI is 31.73% is still within product guidelines.
Please see attachments - Seller-10/08/2021
Open-Diligence final look: The income variance $-277.00  - Due Diligence Vendor-08/24/2021
																							Ready for Review-Document Uploaded. UW used the assets from XXX as employment related assets as qualifying income. As per the guidelines : 70% of the value (remaining after costs for the transaction) may be used to determine the income stream. Borrower income from XXX XXX = 3,782,705 x 70% / 360 = $7,355 Borrower Income from XXX XXX = 2,810,391 x 70% / 360 = $5,464 ( UW was conservative and consider $5,000 only) Total income with other SSI and pension = 18194.72 Total Liabilities = $6,603. DTI is 31.73% is still within product guidelines. Please see attachments - Seller-10/08/2021	Resolved-Confirmed additional sources meet all program requirements and calculations are in line. - Due Diligence Vendor-10/12/2021
Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.1635720870698128

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 35.18% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 7 Years

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 70% Is Below the Guideline Maximum Of 80% By Ten Percent (10%) or More

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 801 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 250 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 70% Is Below The Guideline Maximum Of 80% By Ten Percent (10%) Or More
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$840,980.00	FL	Primary Residence	Refinance	Rate and Term
494403726			D	B	D	A	C	B	A	A	Closed	FCRE1964	2021-10-08 19:02	2021-10-12 13:23	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing income documentation
Resolved-Confirmed additional sources meet all program requirements and calculations are in line. - Due Diligence Vendor-10/12/2021
Ready for Review-Document Uploaded. UW used the assets from XXX as employment related assets as qualifying income. As per the guidelines : 70% of the value (remaining after costs for the transaction) may be used to determine the income stream.
Borrower income from XXX XXX = 3,782,705 x 70% / 360 = $7,355
Borrower Income from XXX XXX = 2,810,391 x 70% / 360 = $5,464 ( UW was conservative and consider $5,000 only)
Total income with other SSI and pension = 18194.72
Total Liabilities = $6,603.
DTI is 31.73% is still within product guidelines.
Please see attachments - Seller-10/08/2021
Open-BORROWER AND CO-BORROWER LIST INCOME ON 1003 OF $12, 632.32 AND $5000, NO DOCUMENTATION IN FILE TO SOURCE THOSE INCOME, PLEASE PROVIDE DOCUMENTATION EXPLAINING AND PROVIDING THE SOURCE TO CONFIRM THE AMOUNT DISCLOSED ON FINAL 1003. - Due Diligence Vendor-08/19/2021
																							Ready for Review-Document Uploaded. UW used the assets from XXX as employment related assets as qualifying income. As per the guidelines : 70% of the value (remaining after costs for the transaction) may be used to determine the income stream. Borrower income from XXX XXX = 3,782,705 x 70% / 360 = $7,355 Borrower Income from XXX XXX = 2,810,391 x 70% / 360 = $5,464 ( UW was conservative and consider $5,000 only) Total income with other SSI and pension = 18194.72 Total Liabilities = $6,603. DTI is 31.73% is still within product guidelines. Please see attachments - Seller-10/08/2021	Resolved-Confirmed additional sources meet all program requirements and calculations are in line. - Due Diligence Vendor-10/12/2021
Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.1635720870698128

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 35.18% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 7 Years

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 70% Is Below the Guideline Maximum Of 80% By Ten Percent (10%) or More

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 801 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 250 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 70% Is Below The Guideline Maximum Of 80% By Ten Percent (10%) Or More
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$840,980.00	FL	Primary Residence	Refinance	Rate and Term
494403726			D	B	D	A	C	B	A	A	Closed	finding-3631	2021-10-08 15:12	2021-10-12 13:00	Resolved	1 - Information	C	A	Compliance	Points & Fees	Reimbursement Amount Validation Test	Resolved-COC provided. - Due Diligence Vendor-10/12/2021 Ready for Review-Disagree-This is a third Party processing fee paid to xxx Processing and should not be included in QM 3% testing. - Seller-10/08/2021 Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-09/16/2021	Ready for Review-Disagree-This is a third Party processing fee paid to xxx Processing and should not be included in QM 3% testing. - Seller-10/08/2021	Resolved-COC provided. - Due Diligence Vendor-10/12/2021
Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.1635720870698128

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 35.18% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 7 Years

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 70% Is Below the Guideline Maximum Of 80% By Ten Percent (10%) or More

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 801 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 250 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 70% Is Below The Guideline Maximum Of 80% By Ten Percent (10%) Or More
																												"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$840,980.00	FL	Primary Residence	Refinance	Rate and Term
494403726			D	B	D	A	C	B	A	A	Closed	finding-3652	2021-10-06 20:10	2021-10-11 20:31	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test
Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($2,531.35) does not exceed or equal the comparable sum of specific and non-specific lender credits ($2,750.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). COC history received. - Due Diligence Vendor-10/11/2021

Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($2,531.35) does not exceed or equal the comparable sum of specific and non-specific lender credits ($2,750.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-09/09/2021

Resolved-COC history received. - Due Diligence Vendor-10/11/2021

Ready for Review-Document Uploaded. Disagree-Final CD shows credit was items for $2,531.35 on the Lender Title Insurance line in Section C. COC dated 06/16/2021 allows for Lender Credit to decrease - Seller-10/06/2021
																							Ready for Review-Document Uploaded. Disagree-Final CD shows credit was items for $2,531.35 on the Lender Title Insurance line in Section C. COC dated 06/16/2021 allows for Lender Credit to decrease - Seller-10/06/2021
Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($2,531.35) does not exceed or equal the comparable sum of specific and non-specific lender credits ($2,750.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). COC history received. - Due Diligence Vendor-10/11/2021

 Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($2,531.35) does not exceed or equal the comparable sum of specific and non-specific lender credits ($2,750.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-09/09/2021

 Resolved-COC history received. - Due Diligence Vendor-10/11/2021

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.1635720870698128

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 35.18% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 7 Years

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 70% Is Below the Guideline Maximum Of 80% By Ten Percent (10%) or More

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 801 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 250 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 70% Is Below The Guideline Maximum Of 80% By Ten Percent (10%) Or More
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$840,980.00	FL	Primary Residence	Refinance	Rate and Term
494403726			D	B	D	A	C	B	A	A	Closed	finding-3632	2021-10-07 14:37	2021-10-11 20:31	Resolved	1 - Information	C	A	Compliance	Disclosures (Federal, State, and Data Dependent)	Consummation or Reimbursement Date Validation Test	Resolved-Resolved. COC history received - Due Diligence Vendor-10/11/2021 Ready for Review-Uploaded COC dated 06/16/2021 shows Administration fee explanation. - Seller-10/07/2021 Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-09/16/2021	Ready for Review-Uploaded COC dated 06/16/2021 shows Administration fee explanation. - Seller-10/07/2021	Resolved-Resolved. COC history received - Due Diligence Vendor-10/11/2021
Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.1635720870698128

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 35.18% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 7 Years

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 70% Is Below the Guideline Maximum Of 80% By Ten Percent (10%) or More

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 801 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 250 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 70% Is Below The Guideline Maximum Of 80% By Ten Percent (10%) Or More
																												"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$840,980.00	FL	Primary Residence	Refinance	Rate and Term
494403726			D	B	D	A	C	B	A	A	Closed	finding-3634	2021-10-07 14:35	2021-10-11 20:31	Resolved	1 - Information	C	A	Compliance	TRID Tolerance	Charges That Cannot Increase Test
Resolved-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $697.50.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). COC history received. - Due Diligence Vendor-10/11/2021

Resolved-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $697.50.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-09/16/2021

Resolved-COC history received. - Due Diligence Vendor-10/11/2021

Ready for Review-Document Uploaded. Disagree-COC dated 06/16/2021 gives explanation for the Administration fee to be added. - Seller-10/07/2021
																							Ready for Review-Document Uploaded. Disagree-COC dated 06/XX/2021 gives explanation for the Administration fee to be added. - Seller-10/07/2021
Resolved-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $697.50.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). COC history received. - Due Diligence Vendor-10/11/2021

 Resolved-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $697.50.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-09/16/2021

 Resolved-COC history received. - Due Diligence Vendor-10/11/2021

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.1635720870698128

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 35.18% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 7 Years

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 70% Is Below the Guideline Maximum Of 80% By Ten Percent (10%) or More

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 801 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 250 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 70% Is Below The Guideline Maximum Of 80% By Ten Percent (10%) Or More
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$840,980.00	FL	Primary Residence	Refinance	Rate and Term
494403726			D	B	D	A	C	B	A	A	Closed	FCOM5135	2021-10-06 19:23	2021-10-11 19:24	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc - Federal Disclosure	Required Affiliated Business Disclosure Missing
Acknowledged-NonMaterial Finding Noted. - Due Diligence Vendor-10/11/2021

Ready for Review-Non Material - The Correspondent customer has communicated no affiliate business. xxxs records show that the Correspondent does not have ownership in any other company(s). Verification rest with xxx’s TPO Approval Department who inquires and notes in the Correspondent customers profile whether the financial institution has ownership in any other businesses. Periodic re-certifications (at least annual) are also conducted. This information is shared and made available to staff in their loan review. If an affiliated business disclosure is not provided, the reviewer confirms within our LOS system that lender does not have any business affiliates. An affiliated business disclosure is not required on this loan. - Seller-10/06/2021

Open-Required Affiliated Business Disclosure Missing - Due Diligence Vendor-09/09/2021

Ready for Review-Non Material - The Correspondent customer has communicated no affiliate business. xxxs records show that the Correspondent does not have ownership in any other company(s). Verification rest with xxx’s TPO Approval Department who inquires and notes in the Correspondent customers profile whether the financial institution has ownership in any other businesses. Periodic re-certifications (at least annual) are also conducted. This information is shared and made available to staff in their loan review. If an affiliated business disclosure is not provided, the reviewer confirms within our LOS system that lender does not have any business affiliates. An affiliated business disclosure is not required on this loan. - Seller-10/06/2021

																								Acknowledged-NonMaterial Finding Noted. - Due Diligence Vendor-10/11/2021
Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.1635720870698128

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 35.18% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 7 Years

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 70% Is Below the Guideline Maximum Of 80% By Ten Percent (10%) or More

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 801 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 250 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 70% Is Below The Guideline Maximum Of 80% By Ten Percent (10%) Or More
																												"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$840,980.00	FL	Primary Residence	Refinance	Rate and Term
494386724			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$592,000.00	MI	Primary Residence	Purchase	NA
494382993			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$612,000.00	AZ	Primary Residence	Purchase	NA
494418630			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$649,500.00	FL	Primary Residence	Purchase	NA
494394022			C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-10-07 18:08	2021-10-11 16:36	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Confirmed sufficient coverage in place per estimate from insurer. - Due Diligence Vendor-10/11/2021 Ready for Review-Document Uploaded. RCE added to the file and uploaded - Seller-10/07/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $ - Due Diligence Vendor-10/06/2021	Ready for Review-Document Uploaded. RCE added to the file and uploaded - Seller-10/07/2021	Resolved-Confirmed sufficient coverage in place per estimate from insurer. - Due Diligence Vendor-10/11/2021
Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 5.50 Years

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 30.2% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 171 Are Greater Than The Guideline Minimum Of 0 By Six (6) Or More Months

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 752 is Greater Than The Guideline Minimum Of 680 By Twenty (20) or More Points
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$800,000.00	AZ	Primary Residence	Purchase	NA
494396423			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$1,305,000.00	WA	Primary Residence	Refinance	Cash Out - Other
494397337			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$800,000.00	FL	Primary Residence	Refinance	Cash Out - Other
494370893			C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-10-08 19:17	2021-10-11 17:54	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Confirmed sufficient coverage to rebuild subject is in place per estimated cost from insurer. - Due Diligence Vendor-10/11/2021 Ready for Review-Document Uploaded. RCE provided and shows HOI policy contain adequate coverage - Seller-10/08/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $XXX - Due Diligence Vendor-10/05/2021	Ready for Review-Document Uploaded. RCE provided and shows HOI policy contain adequate coverage - Seller-10/08/2021	Resolved-Confirmed sufficient coverage to rebuild subject is in place per estimated cost from insurer. - Due Diligence Vendor-10/11/2021			XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$700,000.00	UT	Primary Residence	Refinance	Rate and Term
494403182			C	A	C	A	C	A	A	A	Closed	finding-3631	2021-10-12 13:13	2021-10-13 17:28	Resolved	1 - Information	C	A	Compliance	Points & Fees	Reimbursement Amount Validation Test	Resolved-Resolved. COC for revised LE received - Due Diligence Vendor-10/13/2021 Ready for Review-Disagree - reimbursement not required all testing passed. - Seller-10/12/2021 Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-09/16/2021	Ready for Review-Disagree - reimbursement not required all testing passed. - Seller-10/12/2021	Resolved-Resolved. COC for revised LE received - Due Diligence Vendor-10/13/2021
Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 13 Years

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 13 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 785 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 42 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 14 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.20628
																												"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$627,700.00	TX	Primary Residence	Purchase	NA
494403182			C	A	C	A	C	A	A	A	Closed	finding-3632	2021-10-13 14:29	2021-10-13 17:28	Resolved	1 - Information	C	A	Compliance	Disclosures (Federal, State, and Data Dependent)	Consummation or Reimbursement Date Validation Test	Resolved-Resolved. COC for revised LE received - Due Diligence Vendor-10/13/2021 Ready for Review-Disagree - reimbursement not required all testing passed. - Seller-10/13/2021 Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-09/16/2021	Ready for Review-Disagree - reimbursement not required all testing passed. - Seller-10/13/2021	Resolved-Resolved. COC for revised LE received - Due Diligence Vendor-10/13/2021
Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 13 Years

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 13 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 785 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 42 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 14 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.20628
																												"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$627,700.00	TX	Primary Residence	Purchase	NA
494403182			C	A	C	A	C	A	A	A	Closed	finding-3634	2021-10-12 13:11	2021-10-13 17:28	Resolved	1 - Information	C	A	Compliance	TRID Tolerance	Charges That Cannot Increase Test
Resolved-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $127.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). COC for revised LE received. - Due Diligence Vendor-10/13/2021

Resolved-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $127.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-09/16/2021

Ready for Review-Document Uploaded. Disagree - COC is in file. See attachment.  - Seller-10/12/2021

Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $127.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). NO COC IN FILE TO EXPLAIN THE INCREASE IN FEE - Due Diligence Vendor-09/16/2021
																							Ready for Review-Document Uploaded. Disagree - COC is in file. See attachment. - Seller-10/12/2021
Resolved-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $127.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). COC for revised LE received. - Due Diligence Vendor-10/13/2021

 Resolved-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $127.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-09/16/2021

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 13 Years

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 13 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 785 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 42 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 14 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.20628
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$627,700.00	TX	Primary Residence	Purchase	NA
494403182			C	A	C	A	C	A	A	A	Closed	FCRE1168	2021-10-12 13:38	2021-10-12 15:37	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Confirmed sufficient coverage in place per replacement cost estimator tool from insurer. - Due Diligence Vendor-10/12/2021
Ready for Review-Document Uploaded. Disagree - REC is in file. See attachment.  - Seller-10/12/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $XXX Insurance policy only covers $XXX which is insufficient to cover the loan amount of $XXX - Due Diligence Vendor-10/05/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $XXX - Due Diligence Vendor-09/16/2021
																							Ready for Review-Document Uploaded. Disagree - REC is in file. See attachment. - Seller-10/12/2021	Resolved-Confirmed sufficient coverage in place per replacement cost estimator tool from insurer. - Due Diligence Vendor-10/12/2021
Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 13 Years

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 13 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 785 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 42 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 14 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.20628
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$627,700.00	TX	Primary Residence	Purchase	NA
494400743			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$919,200.00	FL	Primary Residence	Purchase	NA
494386902			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$700,000.00	MI	Primary Residence	Purchase	NA
494380586			C	A	A	A	C	A	A	A	Closed	finding-651	2021-10-04 16:10	2021-10-06 14:36	Resolved	1 - Information	C	A	Compliance	Points & Fees	TILA Finance Charge Test	Resolved-This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )The finance charge is $436,072.59. The disclosed finance charge of $433,759.09 is not considered accurate because it is understated by more than $100. - Due Diligence Vendor-09/16/2021 Ready for Review-Document Uploaded. Disagree-Final CD and Testing results attached finance charge is accurate if $433,759.09 - Seller-10/04/2021	Ready for Review-Document Uploaded. Disagree-Final CD and Testing results attached finance charge is accurate if $433,759.09 - Seller-10/04/2021	Resolved-This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )The finance charge is $436,072.59. The disclosed finance charge of $433,759.09 is not considered accurate because it is understated by more than $100. - Due Diligence Vendor-09/16/2021
Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 55.39% Is Below the Guideline Maximum Of 85% By Ten Percent (10%) or More

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 805 is Greater Than The Guideline Minimum Of 760 By Twenty (20) or More Points

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 29.08% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 10 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.221075

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 11 Years

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 55.39% Is Below The Guideline Maximum Of 85% By Ten Percent (10%) Or More

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 11 Years
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$745,000.00	OR	Primary Residence	Purchase	NA
494412492			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$700,000.00	FL	Primary Residence	Purchase	NA
494381163			D	A	D	A	C	A	A	A	Closed	FCOM4227	2021-10-06 15:01	2021-10-12 18:58	Resolved	1 - Information	C	A	Compliance	TRID	TRID: Missing Closing Disclosure	Resolved-Received Initial CD - Due Diligence Vendor-10/12/2021 Ready for Review-Document Uploaded. located the Initial Closing Disclosure located in the file under XXX - Seller-10/06/2021 Open-The initial closing disclosure is missing - Due Diligence Vendor-09/17/2021	Ready for Review-Document Uploaded. located the Initial Closing Disclosure located in the file under XXX - Seller-10/06/2021	Resolved-Received Initial CD - Due Diligence Vendor-10/12/2021
Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 31.35% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.0194468085106383

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 68.75% Is Below the Guideline Maximum Of 80% By Ten Percent (10%) or More

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 169 Are Greater Than The Guideline Minimum Of 12 By Six (6) Or More Months

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 794 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 68.75% Is Below The Guideline Maximum Of 80% By Ten Percent (10%) Or More
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$1,100,000.00	TX	Primary Residence	Purchase	NA
494381163			D	A	D	A	C	A	A	A	Closed	FCRE1503	2021-10-01 19:36	2021-10-07 11:51	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Mortgage Statement(s) Missing
Resolved-Full PITIA for departure residence now verified. - Due Diligence Vendor-10/07/2021
Ready for Review-Document Uploaded. Please see the attached Mortgage Statement with the monthly payment of $3723.73 which includes the taxes and insurance.  HOA dues of $525.00 are due quarterly.  Please see the attached document from xxx. - Seller-10/01/2021
Open-Borrower will be retaining the property at XXX, but did not provide any documentation to verify monthly expenses associated. Final 1003 does show an expense of $3,898.00 a month for this property, however nothing else in the file verifies this.  - Due Diligence Vendor-09/16/2021
																							Ready for Review-Document Uploaded. Please see the attached Mortgage Statement with the monthly payment of $3723.73 which includes the taxes and insurance. HOA dues of $525.00 are due quarterly. Please see the attached document from xxx. - Seller-10/01/2021	Resolved-Full PITIA for departure residence now verified. - Due Diligence Vendor-10/07/2021
Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 31.35% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.0194468085106383

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 68.75% Is Below the Guideline Maximum Of 80% By Ten Percent (10%) or More

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 169 Are Greater Than The Guideline Minimum Of 12 By Six (6) Or More Months

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 794 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 68.75% Is Below The Guideline Maximum Of 80% By Ten Percent (10%) Or More
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$1,100,000.00	TX	Primary Residence	Purchase	NA
494381163			D	A	D	A	C	A	A	A	Closed	FCOM7646	2021-10-01 19:37	2021-10-07 11:49	Resolved	1 - Information	C	A	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status
Resolved-Originator QM Designation Of QM: Safe Harbor (SH) Matches Final QM Status Of QM: Safe Harbor (SH)- Full PITIA for departure residence now verified. - Due Diligence Vendor-10/07/2021
Ready for Review-Document Uploaded. Please see the attached Mortgage Statement with the monthly payment of $3723.73 which includes the taxes and insurance.  HOA dues of $525.00 are due quarterly.  Please see the attached document from xxx. - Seller-10/01/2021
Open-Originator QM Designation Of QM: Safe Harbor (SH) Differs From Final QM Status Of ATR/QM: Status Pending Provide estimated CD and evidence of escrows for the borrower former prior housing, located at XXX, with HOA fee for a total of $3,898. - Due Diligence Vendor-09/30/2021
Open-Originator QM Designation Of QM: Safe Harbor (SH) Differs From Final QM Status Of ATR/QM: Status Pending - Due Diligence Vendor-09/16/2021
																							Ready for Review-Document Uploaded. Please see the attached Mortgage Statement with the monthly payment of $3723.73 which includes the taxes and insurance. HOA dues of $525.00 are due quarterly. Please see the attached document from xxx. - Seller-10/01/2021	Resolved-Originator QM Designation Of QM: Safe Harbor (SH) Matches Final QM Status Of QM: Safe Harbor (SH)- Full PITIA for departure residence now verified. - Due Diligence Vendor-10/07/2021
Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 31.35% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.0194468085106383

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 68.75% Is Below the Guideline Maximum Of 80% By Ten Percent (10%) or More

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 169 Are Greater Than The Guideline Minimum Of 12 By Six (6) Or More Months

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 794 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 68.75% Is Below The Guideline Maximum Of 80% By Ten Percent (10%) Or More
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$1,100,000.00	TX	Primary Residence	Purchase	NA
494397831			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$950,000.00	TN	Primary Residence	Purchase	NA
494392631			C	A	A	A	C	A	A	A	Closed	finding-3631	2021-10-01 16:46	2021-10-05 21:00	Resolved	1 - Information	C	A	Compliance	Points & Fees	Reimbursement Amount Validation Test	Resolved-Resolved - Due Diligence Vendor-10/05/2021 Ready for Review-Disagree - reimbursement not required. All testing passed. - Seller-10/01/2021 Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-09/17/2021	Ready for Review-Disagree - reimbursement not required. All testing passed. - Seller-10/01/2021	Resolved-Resolved - Due Diligence Vendor-10/05/2021
Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 8 Years

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 31.09% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.13063953488372093

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 19 Are Greater Than The Guideline Minimum Of 0 By Six (6) Or More Months

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 790 is Greater Than The Guideline Minimum Of 760 By Twenty (20) or More Points
																												"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$767,288.00	TX	Primary Residence	Purchase	NA
494392631			C	A	A	A	C	A	A	A	Closed	finding-3632	2021-10-01 16:46	2021-10-05 21:00	Resolved	1 - Information	C	A	Compliance	Disclosures (Federal, State, and Data Dependent)	Consummation or Reimbursement Date Validation Test	Resolved-Resolved - Due Diligence Vendor-10/05/2021 Ready for Review-Disagree - reimbursement not required. All testing passed. - Seller-10/01/2021 Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-09/17/2021	Ready for Review-Disagree - reimbursement not required. All testing passed. - Seller-10/01/2021	Resolved-Resolved - Due Diligence Vendor-10/05/2021
Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 8 Years

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 31.09% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.13063953488372093

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 19 Are Greater Than The Guideline Minimum Of 0 By Six (6) Or More Months

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 790 is Greater Than The Guideline Minimum Of 760 By Twenty (20) or More Points
																												"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$767,288.00	TX	Primary Residence	Purchase	NA
494392631			C	A	A	A	C	A	A	A	Closed	finding-3634	2021-10-01 16:45	2021-10-05 21:00	Resolved	1 - Information	C	A	Compliance	TRID Tolerance	Charges That Cannot Increase Test
Resolved-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $2,061.45.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-09/17/2021

Resolved-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $2,061.45.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Initial LE provided - Due Diligence Vendor-10/05/2021

Ready for Review-Document Uploaded. Disagree - All 0% tolerance fees were properly disclosed.  No violation  occurred.  See attach doc. - Seller-10/01/2021
																							Ready for Review-Document Uploaded. Disagree - All 0% tolerance fees were properly disclosed. No violation occurred. See attach doc. - Seller-10/01/2021
Resolved-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $2,061.45.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-09/17/2021

 Resolved-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $2,061.45.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Initial LE provided - Due Diligence Vendor-10/05/2021

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 8 Years

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 31.09% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.13063953488372093

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 19 Are Greater Than The Guideline Minimum Of 0 By Six (6) Or More Months

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 790 is Greater Than The Guideline Minimum Of 760 By Twenty (20) or More Points
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$767,288.00	TX	Primary Residence	Purchase	NA
494392631			C	A	A	A	C	A	A	A	Closed	finding-3635	2021-10-01 16:43	2021-10-05 21:00	Resolved	1 - Information	C	A	Compliance	TRID Tolerance	Charges That In Total Cannot Increase More Than 10% Test
Resolved-This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($5,977.85) exceed the comparable charges ($0.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). - Due Diligence Vendor-09/17/2021

Resolved-This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($5,977.85) exceed the comparable charges ($0.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). Initial LE provided - Due Diligence Vendor-10/05/2021

Ready for Review-Disagree - Borrower chose their own service provider for all title fees.  Title fees in section C were not tested at 10% since the borrower shop and chose their own service provider.  The only fee tested at 10% was the recording fee.  Loan passed all testing no tolerance violation occurred. - Seller-10/01/2021
																							Ready for Review-Disagree - Borrower chose their own service provider for all title fees. Title fees in section C were not tested at 10% since the borrower shop and chose their own service provider. The only fee tested at 10% was the recording fee. Loan passed all testing no tolerance violation occurred. - Seller-10/01/2021
Resolved-This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($5,977.85) exceed the comparable charges ($0.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). - Due Diligence Vendor-09/17/2021

 Resolved-This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($5,977.85) exceed the comparable charges ($0.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). Initial LE provided - Due Diligence Vendor-10/05/2021

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 8 Years

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 31.09% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.13063953488372093

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 19 Are Greater Than The Guideline Minimum Of 0 By Six (6) Or More Months

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 790 is Greater Than The Guideline Minimum Of 760 By Twenty (20) or More Points
																												"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$767,288.00	TX	Primary Residence	Purchase	NA
494392631			C	A	A	A	C	A	A	A	Closed	finding-3515	2021-10-01 16:37	2021-10-05 21:00	Resolved	1 - Information	C	A	Compliance	TRID	Initial Loan Estimate Delivery Date Test (from application)
Resolved-This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application. - Due Diligence Vendor-09/17/2021

Resolved-This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application. Initial LE provided - Due Diligence Vendor-10/05/2021

Ready for Review-Document Uploaded. Disagree - Initial LE in file.  See attached Doc's - Seller-10/01/2021

Open-This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application. The application date in file is for 6/01/2021 but LE date is 6/11/2021 on predatory test result it says there was an LE  deliver for 6/01 but I don't see it in the file.
Either they fail to provide us with it LE file or the only LE is for 06/11  - Due Diligence Vendor-09/17/2021
																							Ready for Review-Document Uploaded. Disagree - Initial LE in file. See attached Doc's - Seller-10/01/2021
Resolved-This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application. - Due Diligence Vendor-09/17/2021

 Resolved-This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application. Initial LE provided - Due Diligence Vendor-10/05/2021

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 8 Years

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 31.09% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.13063953488372093

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 19 Are Greater Than The Guideline Minimum Of 0 By Six (6) Or More Months

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 790 is Greater Than The Guideline Minimum Of 760 By Twenty (20) or More Points
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$767,288.00	TX	Primary Residence	Purchase	NA
529867631			C	A	A	A	C	A	A	A	Closed	finding-3719	2021-10-06 14:01	2021-10-06 14:20	Resolved	1 - Information	A	A	Compliance	TRID Tolerance	TILA Post-Consummation Revised Closing Disclosure Finance Charge Test	Resolved-This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )The finance charge is $558,792.22. The disclosed finance charge of $558,242.74 is not considered accurate because it is understated by more than $100. - Due Diligence Vendor-10/06/2021		Resolved-This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )The finance charge is $558,792.22. The disclosed finance charge of $558,242.74 is not considered accurate because it is understated by more than $100. - Due Diligence Vendor-10/06/2021
Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - 21 Years

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 86 Are Greater Than The Guideline Minimum Of 9 By Six (6) Or More Months

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 33.42% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 30 Years

Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 11 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 772 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 44.86% Is Below The Guideline Maximum Of 60% By Ten Percent (10%) Or More

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.2274782608695652

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 44.86% Is Below the Guideline Maximum Of 60% By Ten Percent (10%) or More
																												"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$1,025,000.00	CA	Primary Residence	Refinance	Cash Out - Other
529867631			C	A	A	A	C	A	A	A	Closed	finding-3721	2021-10-06 14:01	2021-10-06 14:20	Resolved	1 - Information	A	A	Compliance	TRID	TILA Post-Consummation Revised Closing Disclosure Foreclosure Rescission Finance Charge Test	Resolved-This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) )The finance charge is $558,792.22. The disclosed finance charge of $558,242.74 is not considered accurate for purposes of rescission because it is understated by more than $35. - Due Diligence Vendor-10/06/2021		Resolved-This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) )The finance charge is $558,792.22. The disclosed finance charge of $558,242.74 is not considered accurate for purposes of rescission because it is understated by more than $35. - Due Diligence Vendor-10/06/2021
Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - 21 Years

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 86 Are Greater Than The Guideline Minimum Of 9 By Six (6) Or More Months

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 33.42% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 30 Years

Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 11 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 772 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 44.86% Is Below The Guideline Maximum Of 60% By Ten Percent (10%) Or More

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.2274782608695652

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 44.86% Is Below the Guideline Maximum Of 60% By Ten Percent (10%) or More
																												"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$1,025,000.00	CA	Primary Residence	Refinance	Cash Out - Other
529867631			C	A	A	A	C	A	A	A	Closed	finding-3652	2021-10-06 14:01	2021-10-06 14:18	Resolved	1 - Information	A	A	Compliance	TRID	Lender Credits That Cannot Decrease Test
Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($1,281.25) does not exceed or equal the comparable sum of specific and non-specific lender credits ($2,562.25). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-10/06/2021

Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($1,281.25) does not exceed or equal the comparable sum of specific and non-specific lender credits ($2,562.25). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-10/06/2021

Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - 21 Years

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 86 Are Greater Than The Guideline Minimum Of 9 By Six (6) Or More Months

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 33.42% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 30 Years

Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 11 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 772 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 44.86% Is Below The Guideline Maximum Of 60% By Ten Percent (10%) Or More

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.2274782608695652

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 44.86% Is Below the Guideline Maximum Of 60% By Ten Percent (10%) or More
																												"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$1,025,000.00	CA	Primary Residence	Refinance	Cash Out - Other
529867631			C	A	A	A	C	A	A	A	Closed	finding-47	2021-09-30 19:00	2021-10-06 14:01	Resolved	1 - Information	C	A	Compliance	Right to Rescind	TILA Right of Rescission Test
Resolved-This loan failed the TILA right of rescission test.

Closed-end ( 12 CFR §1026.23(a)(3) , transferred from  12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from  12 CFR §226.15(a)(3) )The funding date is before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. - Due Diligence Vendor-09/20/2021
Ready for Review-Document Uploaded. RTC was signed 8/16, 3 days = 8/XX and loan funded 8/XX. xxx provided - Seller-09/30/2021
Open-This loan failed the TILA right of rescission test.

Closed-end ( 12 CFR §1026.23(a)(3) , transferred from  12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from  12 CFR §226.15(a)(3) )The funding date is before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. The right to cancel date was revised on the right to cancel form but the disbursement date wasn't change on the final CD. - Due Diligence Vendor-09/20/2021
																							Ready for Review-Document Uploaded. RTC was signed 8/16, 3 days = 8/19 and loan funded 8/20. xxx provided - Seller-09/30/2021	Resolved-This loan failed the TILA right of rescission test. Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from 12 CFR §226.15(a)(3) )The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. - Due Diligence Vendor-09/20/2021
Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - 21 Years

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 86 Are Greater Than The Guideline Minimum Of 9 By Six (6) Or More Months

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 33.42% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 30 Years

Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 11 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 772 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 44.86% Is Below The Guideline Maximum Of 60% By Ten Percent (10%) Or More

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.2274782608695652

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 44.86% Is Below the Guideline Maximum Of 60% By Ten Percent (10%) or More
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$1,025,000.00	CA	Primary Residence	Refinance	Cash Out - Other
494402210			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$732,000.00	MI	Primary Residence	Purchase	NA
494386534			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$962,000.00	NV	Primary Residence	Refinance	Rate and Term
494366648			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$711,000.00	ID	Primary Residence	Purchase	NA
494428324			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$850,000.00	AZ	Primary Residence	Refinance	Cash Out - Other
494406377			C	A	C	A	A	A	A	A	Closed	FCRE1198	2021-10-02 01:00	2021-10-07 12:35	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)
Resolved-Audited Reserves of 24.82 are greater than or equal to Guideline Required Reserves of 9- statements confirm minimal activity for retirement accounts which are permissible for reserves. - Due Diligence Vendor-10/07/2021
Ready for Review-Document Uploaded. Disagree.  Please see attached April and May statements for XXX accounts from file for reserves. - Seller-10/02/2021
Open-Audited Reserves of 7 are less than Guideline Required Reserves of 9. The following assets were used in audit calculations - xxx Checking $234,120 xxx Savings $80,560 xxx Checking $1,249 - Due Diligence Vendor-09/29/2021
																							Ready for Review-Document Uploaded. Disagree. Please see attached April and May statements for XXX accounts from file for reserves. - Seller-10/02/2021	Resolved-Audited Reserves of 24.82 are greater than or equal to Guideline Required Reserves of 9- statements confirm minimal activity for retirement accounts which are permissible for reserves. - Due Diligence Vendor-10/07/2021
Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 32.37% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 817 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 7 Years

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 15 Years

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 24.82 Are Greater Than The Guideline Minimum Of 9 By Six (6) Or More Months

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 20 Years
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$1,020,000.00	WA	Primary Residence	Purchase	NA
494385831			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$637,750.00	CA	Primary Residence	Refinance	Rate and Term
494394500			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$1,279,700.00	CA	Primary Residence	Refinance	Rate and Term
494383378			C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-10-13 15:04	2021-10-13 15:55	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Confirmed sufficient coverage for anticipated cost to rebuild per insurer. - Due Diligence Vendor-10/13/2021
Ready for Review-Document Uploaded. RCE uploaded for review
 - Seller-10/13/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s). Provide the RCE from the insurance company for the subject property to confirm coverage is adequate. - Due Diligence Vendor-09/29/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $XXX - Due Diligence Vendor-09/17/2021
																							Ready for Review-Document Uploaded. RCE uploaded for review - Seller-10/13/2021	Resolved-Confirmed sufficient coverage for anticipated cost to rebuild per insurer. - Due Diligence Vendor-10/13/2021
Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 17 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.02823529411764706

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 17 Years

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 19.51% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 27 Are Greater Than The Guideline Minimum Of 0 By Six (6) Or More Months
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$704,000.00	GA	Primary Residence	Purchase	NA
494416905			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$1,257,000.00	WA	Primary Residence	Refinance	Rate and Term
494365631			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$717,000.00	CA	Primary Residence	Refinance	Rate and Term
494385228			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$742,400.00	ND	Primary Residence	Purchase	NA
494381492			C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-10-04 19:50	2021-10-07 16:28	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Confirmed sufficient coverage in place per anticipated cost to rebuild from insurer. - Due Diligence Vendor-10/07/2021
Ready for Review-Document Uploaded. RCE uploaded - Seller-10/04/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s). Provide RCE from insurance agent to evidence dwelling coverage is adequate. - Due Diligence Vendor-09/27/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $ - Due Diligence Vendor-09/16/2021
																							Ready for Review-Document Uploaded. RCE uploaded - Seller-10/04/2021	Resolved-Confirmed sufficient coverage in place per anticipated cost to rebuild from insurer. - Due Diligence Vendor-10/07/2021
Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 10 Years

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 14.5% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 22 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 786 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.22233387358184764
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$999,999.00	CA	Primary Residence	Purchase	NA
494377066			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$679,250.00	GA	Primary Residence	Refinance	Cash Out - Other
494400202			C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-09-30 14:23	2021-10-06 13:00	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Renewal of policy dated two months post-closing is confirmed as sufficient coverage with RCE provided. - Due Diligence Vendor-10/06/2021 Ready for Review-Document Uploaded. Disagree - the HOI policy shows adequate coverage. The HOI policy and RCE are in the file. See attachments. - Seller-09/30/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $523515 is less than all Subject Lien(s). - Due Diligence Vendor-09/29/2021	Ready for Review-Document Uploaded. Disagree - the HOI policy shows adequate coverage. The HOI policy and RCE are in the file. See attachments. - Seller-09/30/2021	Resolved-Renewal of policy dated two months post-closing is confirmed as sufficient coverage with RCE provided. - Due Diligence Vendor-10/06/2021
Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 59 Are Greater Than The Guideline Minimum Of 12 By Six (6) Or More Months

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 31.06% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 10 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 760 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$1,159,000.00	FL	Primary Residence	Refinance	Rate and Term
494370189			D	A	D	A	C	A	A	A	Closed	FCOM7646	2021-09-30 22:06	2021-10-06 17:00	Resolved	1 - Information	C	A	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status	Resolved-Originator QM Designation Of QM: Safe Harbor (SH) Matches Final QM Status Of QM: Safe Harbor (SH)- balance sheet provided, no additional outstanding items. - Due Diligence Vendor-10/06/2021 Ready for Review-Document Uploaded. Please see the attached Balance sheet for xxx - Seller-09/30/2021 Open-Originator QM Designation Of QM: Safe Harbor (SH) Differs From Final QM Status Of ATR/QM: Status Pending YTD Balance Sheet for xxx required. - Due Diligence Vendor-09/30/2021	Ready for Review-Document Uploaded. Please see the attached Balance sheet for XXX - Seller-09/30/2021	Resolved-Originator QM Designation Of QM: Safe Harbor (SH) Matches Final QM Status Of QM: Safe Harbor (SH)- balance sheet provided, no additional outstanding items. - Due Diligence Vendor-10/06/2021
Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 76 Are Greater Than The Guideline Minimum Of 9 By Six (6) Or More Months

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 785 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 18.87% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.033561904761904765
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$1,080,000.00	UT	Primary Residence	Purchase	NA
494370189			D	A	D	A	C	A	A	A	Closed	FCRE1327	2021-09-30 22:05	2021-10-06 16:59	Resolved	1 - Information	D	A	Credit	Missing Doc - Income	Borrower 1 Balance Sheet Missing	Resolved-Borrower 1 Balance Sheet Resolved - Due Diligence Vendor-10/06/2021 Ready for Review-Document Uploaded. Please see the attached Balance sheet for xxx - Seller-09/30/2021 Open-Borrower 1 Balance Sheet Missing YTD Balance Sheet for XXX required. - Due Diligence Vendor-09/30/2021	Ready for Review-Document Uploaded. Please see the attached Balance sheet for XXX - Seller-09/30/2021	Resolved-Borrower 1 Balance Sheet Resolved - Due Diligence Vendor-10/06/2021
Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 76 Are Greater Than The Guideline Minimum Of 9 By Six (6) Or More Months

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 785 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 18.87% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.033561904761904765
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$1,080,000.00	UT	Primary Residence	Purchase	NA
494420540			D	A	D	A	A	A	A	A	Closed	FCRE7497	2021-09-30 21:55	2021-10-06 16:43	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Verification of taxes and insurance provided along with statement no HOA dues. Full mortgage payment amounts from credit report included along with the above as statements not provided to prove any escrowed amount. Ratios remain in line for program at 25%. - Due Diligence Vendor-10/06/2021 Ready for Review-Document Uploaded. Please see the attached Insurance, Tax cert and LOE stating there are no HOA dues. - Seller-09/30/2021 Open-Missing verification of taxes insurance and mortgage statement for non subject property XXX - Due Diligence Vendor-09/17/2021	Ready for Review-Document Uploaded. Please see the attached Insurance, Tax cert and LOE stating there are no HOA dues. - Seller-09/30/2021	Resolved-Verification of taxes and insurance provided along with statement no HOA dues. Full mortgage payment amounts from credit report included along with the above as statements not provided to prove any escrowed amount. Ratios remain in line for program at 25%. - Due Diligence Vendor-10/06/2021	Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 749 is Greater Than The Guideline Minimum Of 700 By Twenty (20) or More Points Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 90 Are Greater Than The Guideline Minimum Of 0 By Six (6) Or More Months Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 25.75% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More		XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$720,000.00	TX	Primary Residence	Refinance	Cash Out - Other
494401389			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$829,000.00	PA	Primary Residence	Refinance	Rate and Term
494358468			C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-10-01 13:47	2021-10-06 17:17	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Per insurance checklist provided to borrowers, policy amount is based on anticipated cost to rebuild and not merely on policy face value, thus sufficient coverage is in effect. - Due Diligence Vendor-10/06/2021
Ready for Review-Document Uploaded.  adequate coverage letter - Seller-10/01/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s). Provide RCE from insurance company to evidence coverage is adequate. - Due Diligence Vendor-09/30/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $XXX - Due Diligence Vendor-09/17/2021
																							Ready for Review-Document Uploaded. adequate coverage letter - Seller-10/01/2021	Resolved-Per insurance checklist provided to borrowers, policy amount is based on anticipated cost to rebuild and not merely on policy face value, thus sufficient coverage is in effect. - Due Diligence Vendor-10/06/2021
Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 37.91% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 7 Years

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 6 Years

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 70% Is Below The Guideline Maximum Of 80% By Ten Percent (10%) Or More

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 70% Is Below the Guideline Maximum Of 80% By Ten Percent (10%) or More
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$770,000.00	FL	Primary Residence	Refinance	Cash Out - Other
494410158			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$944,000.00	FL	Primary Residence	Refinance	Rate and Term
494367933			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$852,000.00	FL	Primary Residence	Refinance	Cash Out - Debt Consolidation
494358609			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$665,000.00	NC	Primary Residence	Refinance	Rate and Term
494391976			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$872,990.00	CA	Primary Residence	Purchase	NA
494392476			B	A	A	A	B	A	A	A	Closed	FCOM5135	2021-10-04 21:16	2021-10-06 18:43	Resolved	1 - Information	B	A	Compliance	Missing Doc - Federal Disclosure	Required Affiliated Business Disclosure Missing
Resolved-Required Affiliated Business Disclosure Resolved.  Received confirmation that An affiliated business disclosure is not required on this loan. - Due Diligence Vendor-10/06/2021
Ready for Review-Non Material - The Correspondent customer has communicated no affiliate business. xxxs records show that the Correspondent does not have ownership in any other company(s). Verification rest with xxx’s TPO Approval Department who inquires and notes in the Correspondent customers profile whether the financial institution has ownership in any other businesses. Periodic re-certifications (at least annual) are also conducted. This information is shared and made available to staff in their loan review. If an affiliated business disclosure is not provided, the reviewer confirms within our LOS system that lender does not have any business affiliates. An affiliated business disclosure is not required on this loan. - Seller-10/04/2021
Open-Required Affiliated Business Disclosure Missing - Due Diligence Vendor-09/17/2021

Ready for Review-Non Material - The Correspondent customer has communicated no affiliate business. xxxs records show that the Correspondent does not have ownership in any other company(s). Verification rest with xxx’s TPO Approval Department who inquires and notes in the Correspondent customers profile whether the financial institution has ownership in any other businesses. Periodic re-certifications (at least annual) are also conducted. This information is shared and made available to staff in their loan review. If an affiliated business disclosure is not provided, the reviewer confirms within our LOS system that lender does not have any business affiliates. An affiliated business disclosure is not required on this loan. - Seller-10/04/2021

																								Resolved-Required Affiliated Business Disclosure Resolved. Received confirmation that An affiliated business disclosure is not required on this loan. - Due Diligence Vendor-10/06/2021
Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 763 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 9 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.10214946070878274

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 26.6% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 86 Are Greater Than The Guideline Minimum Of 9 By Six (6) Or More Months

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 11 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 11 Years
																												"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$1,124,000.00	CA	Primary Residence	Refinance	Cash Out - Other
494400286			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$848,000.00	CA	Primary Residence	Purchase	NA
494386155			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$651,523.00	FL	Primary Residence	Purchase	NA
494377201			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$776,000.00	FL	Primary Residence	Purchase	NA
494389408			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$1,082,000.00	CA	Primary Residence	Refinance	Rate and Term
494390564			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$742,600.00	TX	Primary Residence	Purchase	NA
494376216			C	A	A	A	C	A	A	A	Closed	finding-3652	2021-10-05 14:11	2021-10-09 00:18	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test
Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($300.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($1,470.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). COC History Doc provided. - Due Diligence Vendor-10/09/2021
Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($300.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($1,470.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-09/20/2021
Ready for Review-Document Uploaded. Disagree – COC history shows COC dated 7/XX/21 shows the rate lock and the rate changed from 2.875% to 2.75% and a discount in the amount of $2,192.40 is reflected in Section A. Which is acceptable for lender credit to decrease.  See attachment. - Seller-10/05/2021
																							Ready for Review-Document Uploaded. Disagree – COC history shows COC dated 7/XX/21 shows the rate lock and the rate changed from 2.875% to 2.75% and a discount in the amount of $2,192.40 is reflected in Section A. Which is acceptable for lender credit to decrease. See attachment. - Seller-10/05/2021
Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($300.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($1,470.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). COC History Doc provided. - Due Diligence Vendor-10/09/2021

 Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($300.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($1,470.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-09/20/2021

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 31.07% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 6 Years

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 9 Years

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 7 Are Greater Than The Guideline Minimum Of 0 By Six (6) Or More Months
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$812,000.00	OR	Primary Residence	Purchase	NA
494388649			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$1,400,000.00	CA	Primary Residence	Purchase	NA
494363683			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$995,000.00	CA	Primary Residence	Refinance	Rate and Term
494391753			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$959,200.00	TX	Primary Residence	Purchase	NA
494441232			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$1,376,100.00	NV	Primary Residence	Refinance	Rate and Term
494374677			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$645,875.00	CO	Primary Residence	Refinance	Cash Out - Other
494386320			C	A	A	A	C	A	A	A	Closed	FCOM4227	2021-10-07 17:31	2021-10-14 17:54	Resolved	1 - Information	C	A	Compliance	TRID	TRID: Missing Closing Disclosure	Resolved-Initial CD received. - Due Diligence Vendor-10/14/2021 Ready for Review-Document Uploaded. Attached is the CD as requested. - Seller-10/07/2021 Counter-Document provided is a xxx dated 8/XX/2021 and a CD watermarked DRAFT dated 6/XX/2021 and is incomplete - missing borrower information, loan calculations, etc. Please provide complete Initial CD. - Due Diligence Vendor-10/06/2021 Ready for Review-Document Uploaded. Attached is the Initial CD and Final CD - Seller-10/04/2021 Open-Initial Closing Disclosure missing. - Due Diligence Vendor-09/24/2021	Ready for Review-Document Uploaded. Attached is the CD as requested. - Seller-10/07/2021 Ready for Review-Document Uploaded. Attached is the Initial CD and Final CD - Seller-10/04/2021	Resolved-Initial CD received. - Due Diligence Vendor-10/14/2021
Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 777 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 70 Are Greater Than The Guideline Minimum Of 9 By Six (6) Or More Months

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.048212809917355375

Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 12 Years

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 26.27% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$1,088,000.00	TX	Primary Residence	Purchase	NA
494382676			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$700,000.00	TX	Primary Residence	Purchase	NA
494407840			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$1,020,000.00	CA	Primary Residence	Refinance	Rate and Term
494408605			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$699,000.00	SC	Primary Residence	Construction-Perm	Rate and Term
494386993			C	A	A	A	C	A	A	A	Closed	finding-3652	2021-10-04 12:52	2021-10-06 20:07	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test
Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($9,523.75) does not exceed or equal the comparable sum of specific and non-specific lender credits ($10,041.25). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Received COC history document. - Due Diligence Vendor-10/06/2021

Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($9,523.75) does not exceed or equal the comparable sum of specific and non-specific lender credits ($10,041.25). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-09/20/2021

Ready for Review-Document Uploaded. Disagree - Change of circumstance in the file.  See attached. - Seller-10/04/2021
																							Ready for Review-Document Uploaded. Disagree - Change of circumstance in the file. See attached. - Seller-10/04/2021
Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($9,523.75) does not exceed or equal the comparable sum of specific and non-specific lender credits ($10,041.25). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Received COC history document. - Due Diligence Vendor-10/06/2021

 Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($9,523.75) does not exceed or equal the comparable sum of specific and non-specific lender credits ($10,041.25). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-09/20/2021

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 57 Are Greater Than The Guideline Minimum Of 9 By Six (6) Or More Months

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 69.07% Is Below the Guideline Maximum Of 80% By Ten Percent (10%) or More

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 69.07% Is Below The Guideline Maximum Of 80% By Ten Percent (10%) Or More

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 781 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.1486951219512195

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 27.19% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 9 Years
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$1,295,000.00	PA	Primary Residence	Refinance	Rate and Term
494405072			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$757,500.00	NV	Primary Residence	Purchase	NA
494390323			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$762,000.00	FL	Second Home	Purchase	NA
494400716			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$638,156.00	GA	Primary Residence	Purchase	NA
494427739			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$708,000.00	CA	Primary Residence	Refinance	Rate and Term
494392559			C	A	A	A	C	A	A	A	Closed	finding-3652	2021-10-05 14:40	2021-10-07 18:36	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test
Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($8,254.60) does not exceed or equal the comparable sum of specific and non-specific lender credits ($8,285.60). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-09/16/2021
Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($8,254.60) does not exceed or equal the comparable sum of specific and non-specific lender credits ($8,285.60). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). COC history provided to resolved. - Due Diligence Vendor-10/07/2021
Ready for Review-Document Uploaded. Disagree – COC history shows COC dated 06/XX/21 shows the rate lock and the rate changed from 3.375% to 3.125% and a change in Origination Charge from $0 to $7,250  is reflected in Section A. Which is acceptable for lender credit to decrease.  See attachment.  - Seller-10/05/2021
																							Ready for Review-Document Uploaded. Disagree – COC history shows COC dated 06/XX/21 shows the rate lock and the rate changed from 3.375% to 3.125% and a change in Origination Charge from $0 to $7,250 is reflected in Section A. Which is acceptable for lender credit to decrease. See attachment. - Seller-10/05/2021
Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($8,254.60) does not exceed or equal the comparable sum of specific and non-specific lender credits ($8,285.60). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-09/16/2021

 Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($8,254.60) does not exceed or equal the comparable sum of specific and non-specific lender credits ($8,285.60). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). COC history provided to resolved. - Due Diligence Vendor-10/07/2021

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 5 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.013891625615763547

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 807 is Greater Than The Guideline Minimum Of 760 By Twenty (20) or More Points

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 25.58% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$644,000.00	TX	Primary Residence	Purchase	NA
494392321			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$748,000.00	OR	Primary Residence	Purchase	NA
494408883			C	A	C	A	A	A	A	A	Closed	FCRE1159	2021-10-05 20:16	2021-10-08 10:26	Resolved	1 - Information	C	A	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Resolved-As noted below, no claims confirmed on gap coverage and thus updated policy term is not required, - Due Diligence Vendor-10/08/2021 Ready for Review-xxx has a Vendor xxx and in the event of a gap in coverage any claims would have been covered during that 4 day window. There are no claims reported for this period of time from 08/17/2021 to 08/22/2021. - Seller-10/05/2021 Open-Hazard Insurance Effective Date of 08-xx-2021 is after the Disbursement Date of 08-xx-2021 - Due Diligence Vendor-10/04/2021	Ready for Review-xxx has a Vendor xxx and in the event of a gap in coverage any claims would have been covered during that 4 day window. There are no claims reported for this period of time from 08/17/2021 to 08/22/2021. - Seller-10/05/2021	Resolved-As noted below, no claims confirmed on gap coverage and thus updated policy term is not required, - Due Diligence Vendor-10/08/2021
Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 776 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 15 Years

Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - 10 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.23482999734469634
																												"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$1,750,000.00	CA	Primary Residence	Refinance	Rate and Term
494435626			D	A	A	A	D	A	A	A	Closed	finding-3732	2021-10-13 17:52	2021-10-14 13:30	Resolved	1 - Information	A	A	Compliance	TRID	TRID Total of Payments Test	Resolved-This loan failed the TRID total of payments test. ( 12 CFR §1026.38(o)(1) )The total of payments is $1,512,632.05. The disclosed total of payments of $1,512,382.05 is not considered accurate because it is understated by more than $100. - Due Diligence Vendor-10/12/2021 Ready for Review-Document Uploaded. Disagree-Based on spreadsheet difference from CD is less than $100.00 - Seller-10/13/2021	Ready for Review-Document Uploaded. Disagree-Based on spreadsheet difference from CD is less than $100.00 - Seller-10/13/2021	Resolved-This loan failed the TRID total of payments test. ( 12 CFR §1026.38(o)(1) )The total of payments is $1,512,632.05. The disclosed total of payments of $1,512,382.05 is not considered accurate because it is understated by more than $100. - Due Diligence Vendor-10/12/2021
Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 38 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 14 Years

Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - 10 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 785 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$976,000.00	CA	Primary Residence	Purchase	NA
494435626			D	A	A	A	D	A	A	A	Closed	FCOM1544	2021-10-07 13:05	2021-10-12 16:06	Resolved	1 - Information	D	A	Compliance	Missing Doc - CD	TRID: Missing Final Closing Disclosure	Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-10/12/2021 Ready for Review-Document Uploaded. xxx Final Closing Disclosure received and uploaded - Seller-10/07/2021 Open-TRID: Missing Final Closing Disclosure - Due Diligence Vendor-09/16/2021	Ready for Review-Document Uploaded. xxx Final Closing Disclosure received and uploaded - Seller-10/07/2021	Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-10/12/2021
Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 38 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 14 Years

Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - 10 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 785 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$976,000.00	CA	Primary Residence	Purchase	NA
494404205			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$980,000.00	DC	Primary Residence	Purchase	NA
494373857			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$915,000.00	MN	Primary Residence	Purchase	NA
494405751			A	A	A	A	A	A	A	A	Closed	finding-3652	2021-09-17 12:05	2021-10-06 17:22	Resolved	1 - Information	A	A	Compliance	TRID	Lender Credits That Cannot Decrease Test
Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($1,465.52) does not exceed or equal the comparable sum of specific and non-specific lender credits ($1,466.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-09/17/2021

Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($1,465.52) does not exceed or equal the comparable sum of specific and non-specific lender credits ($1,466.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-09/17/2021

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 35 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 28.32% Is Below the Guideline Maximum Of 80% By Ten Percent (10%) or More

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 788 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.10840170161045275

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 28.32% Is Below The Guideline Maximum Of 80% By Ten Percent (10%) Or More

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 37.52% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 31 Years
																												"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$609,000.00	WY	Primary Residence	Refinance	Rate and Term
494370823			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$736,400.00	CO	Primary Residence	Refinance	Rate and Term
494392773			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$785,000.00	SC	Primary Residence	Refinance	Rate and Term
494501239			C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-10-08 14:52	2021-10-11 17:34	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Per replacement cost estimate from insurer, sufficient coverage is in place. - Due Diligence Vendor-10/11/2021 Ready for Review-Document Uploaded. Received the RCE uploaded with HOI - Seller-10/08/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $577844 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $0 - Due Diligence Vendor-09/20/2021	Ready for Review-Document Uploaded. Received the RCE uploaded with HOI - Seller-10/08/2021	Resolved-Per replacement cost estimate from insurer, sufficient coverage is in place. - Due Diligence Vendor-10/11/2021
Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 25 Years

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 51 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 25 Years

Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - 20 Years
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$654,900.00	TX	Primary Residence	Refinance	Rate and Term
494473286			C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-10-06 17:28	2021-10-08 17:14	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Confirmed sufficient coverage in place per insurer's estimated cost to rebuild. - Due Diligence Vendor-10/08/2021
Ready for Review-Document Uploaded. Attached is the RCE for Hazard Insurance - Seller-10/06/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $XXX Provide RCE from the insurance agency to evidence insurance with the extended coverage is adequate as it is lower than the loan amount. - Due Diligence Vendor-10/04/2021
																							Ready for Review-Document Uploaded. Attached is the RCE for Hazard Insurance - Seller-10/06/2021	Resolved-Confirmed sufficient coverage in place per insurer's estimated cost to rebuild. - Due Diligence Vendor-10/08/2021
Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.05261541394393197

Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - 17 Years

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 11 Are Greater Than The Guideline Minimum Of 0 By Six (6) Or More Months

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 15.97% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 757 is Greater Than The Guideline Minimum Of 680 By Twenty (20) or More Points

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 16 Years

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 6.91 Years
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$623,000.00	TX	Primary Residence	Refinance	Rate and Term
494390491			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$800,000.00	TX	Primary Residence	Purchase	NA
494399284			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$818,500.00	WI	Primary Residence	Refinance	Rate and Term
494400163			D	A	D	A	C	A	A	A	Closed	FCOM7646	2021-10-01 19:53	2021-10-07 12:00	Resolved	1 - Information	C	A	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status	Resolved-Originator QM Designation Of QM: Safe Harbor (SH) Matches Final QM Status Of QM: Safe Harbor (SH)- VOE obtained 7/22/21, in appropriate timeframe for closing on 7/28/21. - Due Diligence Vendor-10/07/2021 Ready for Review-Document Uploaded. Please see attached verbal verification of employment from file, done within 30 days of consummation - Seller-10/01/2021 Open-Originator QM Designation Of QM: Safe Harbor (SH) Differs From Final QM Status Of ATR/QM: Status Pending Provide evidence of employment within 30 days of consummation. - Due Diligence Vendor-09/28/2021	Ready for Review-Document Uploaded. Please see attached verbal verification of employment from file, done within 30 days of consummation - Seller-10/01/2021	Resolved-Originator QM Designation Of QM: Safe Harbor (SH) Matches Final QM Status Of QM: Safe Harbor (SH)- VOE obtained 7/xx/21, in appropriate timeframe for closing on 7/xx/21. - Due Diligence Vendor-10/07/2021	Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 5 Years Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 795 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points		XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$595,000.00	WA	Primary Residence	Refinance	Cash Out - Other
494400163			D	A	D	A	C	A	A	A	Closed	FCRE1316	2021-10-01 19:52	2021-10-07 11:59	Resolved	1 - Information	D	A	Credit	Missing Doc - Employment	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided 7/22/21, in appropriate timeframe for closing on 7/28/21. - Due Diligence Vendor-10/07/2021 Ready for Review-Document Uploaded. Please see attached verbal verification of employment from file, done within 30 days of consummation - Seller-10/01/2021 Open-Provide evidence of employment within 30 days of consummation. - Due Diligence Vendor-09/28/2021 Open-Borrower 1 3rd Party VOE Prior to Close Missing - Due Diligence Vendor-09/28/2021	Ready for Review-Document Uploaded. Please see attached verbal verification of employment from file, done within 30 days of consummation - Seller-10/01/2021	Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided 7/xx/21, in appropriate timeframe for closing on 7/xx/21. - Due Diligence Vendor-10/07/2021	Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 5 Years Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 795 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points		XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$595,000.00	WA	Primary Residence	Refinance	Cash Out - Other
494417088			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$805,783.00	NV	Primary Residence	Purchase	NA
494401042			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$745,000.00	IL	Primary Residence	Refinance	Rate and Term
494393649			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$1,172,500.00	CA	Primary Residence	Refinance	Rate and Term
494390310			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$796,000.00	TX	Primary Residence	Purchase	NA
494396692			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$827,000.00	CO	Primary Residence	Refinance	Rate and Term
494495720			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$846,000.00	FL	Primary Residence	Refinance	Rate and Term
494383135			C	A	C	A	A	A	A	A	Closed	FCRE1159	2021-09-29 17:40	2021-10-06 10:44	Resolved	1 - Information	C	A	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Resolved-Hazard Insurance Effective Date of 07-XX-2021 is prior to or equal to the Disbursement Date of 07-XX-2021- revised policy provided - Due Diligence Vendor-10/06/2021 Ready for Review-Document Uploaded. Disagree- Hazard Insurance Policy effective date 07/XX/2021 – 07/XX/2022. Certificate of Insurance found in file and has been uploaded. - Seller-09/29/2021 Open-Hazard Insurance Effective Date of 07-XX-2021 is after the Disbursement Date of 07-XX-2021 - Due Diligence Vendor-09/15/2021	Ready for Review-Document Uploaded. Disagree- Hazard Insurance Policy effective date 07/XX/2021 – 07/XX/2022. Certificate of Insurance found in file and has been uploaded. - Seller-09/29/2021	Resolved-Hazard Insurance Effective Date of 07-XX-2021 is prior to or equal to the Disbursement Date of 07-XX-2021- revised policy provided - Due Diligence Vendor-10/06/2021
Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 741 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 10 Years

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 7 Years

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 6 Years
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$852,000.00	WA	Primary Residence	Purchase	NA
494403256			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$704,000.00	UT	Primary Residence	Refinance	Rate and Term
494422642			D	A	D	A	A	A	A	A	Closed	FCRE7497	2021-10-01 16:25	2021-10-06 21:53	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Confirmed payments for both properties; ratios remain in line at 36%. - Due Diligence Vendor-10/06/2021 Ready for Review-Document Uploaded. Disagree. Please see attached tax & HOA documentation for XXX from file. Please note that this is vacant land, I have attached xxx search as supporting documentation. Please see documentation for taxes and HOA fees for xxx from file. - Seller-10/01/2021 Open-Missing verification of taxes and insurance for XXX . Missing taxes and HOA fees for XXXand - Due Diligence Vendor-09/16/2021	Ready for Review-Document Uploaded. Disagree. Please see attached tax & HOA documentation for XXX from file. Please note that this is vacant land, I have attached xxx search as supporting documentation. Please see documentation for taxes and HOA fees for xxx from file. - Seller-10/01/2021	Resolved-Confirmed payments for both properties; ratios remain in line at 36%. - Due Diligence Vendor-10/06/2021
Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.028388349514563108

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 29.75 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 35 Years

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 53.02% Is Below The Guideline Maximum Of 70% By Ten Percent (10%) Or More

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 36.06% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 53.02% Is Below the Guideline Maximum Of 70% By Ten Percent (10%) or More

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 35 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 811 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$1,113,500.00	AZ	Second Home	Refinance	Rate and Term
494399857			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$2,437,000.00	WA	Primary Residence	Refinance	Rate and Term
494393809			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$840,000.00	CA	Primary Residence	Refinance	Rate and Term
494399821			D	A	D	A	C	A	A	A	Closed	FCRE7497	2021-10-01 15:27	2021-10-06 17:30	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property
Resolved-Payment fully validated for investment property with no change to qualifying ratios. - Due Diligence Vendor-10/06/2021
Ready for Review-Document Uploaded. Disagree.  Verification of mortgage and taxes forXXX were provided.  Please see attached xxx mortgage payment history that reflects mortgage paid as agreed and current for month due (due for 7/1/21) at the time of closing.   The verification of mortgage also reflects full PITI payment of 1,632.30 which includes the taxes (PI: $1,035.95 + Escrow: $596.35 = $1,632.30).   - Seller-10/01/2021
Open-missing verification of mortgage and taxes for xxx - Due Diligence Vendor-09/16/2021
																							Ready for Review-Document Uploaded. Disagree. Verification of mortgage and taxes for xxx were provided. Please see attached xxx mortgage payment history that reflects mortgage paid as agreed and current for month due (due for 7/1/21) at the time of closing. The verification of mortgage also reflects full PITI payment of 1,632.30 which includes the taxes (PI: $1,035.95 + Escrow: $596.35 = $1,632.30). - Seller-10/01/2021	Resolved-Payment fully validated for investment property with no change to qualifying ratios. - Due Diligence Vendor-10/06/2021	Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 796 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points		XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$960,000.00	NJ	Primary Residence	Refinance	Rate and Term
494399821			D	A	D	A	C	A	A	A	Closed	finding-3652	2021-09-30 21:44	2021-10-04 19:18	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test
Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($1,020.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($1,788.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-09/16/2021
Resolved-COC history document provided, updated Revised CD and final CD.  New CE - minimal. - Due Diligence Vendor-10/04/2021
Ready for Review-Document Uploaded. Disagree -Total Lender Credits $500, there is no variance on Lender Credits under Predatory Test. The Difference of $260.00 is a Lender Credit to Cure. Approved COC found in file for the rate change, no violation found. Predatory Compliance Worksheet and COC have been uploaded. - Seller-09/30/2021
Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($1,020.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($1,788.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Lender credit decreased from 6/XX/21 Initial CD to 7/XX Revised CD without a valid COC. - Due Diligence Vendor-09/30/2021
																							Ready for Review-Document Uploaded. Disagree -Total Lender Credits $500, there is no variance on Lender Credits under Predatory Test. The Difference of $260.00 is a Lender Credit to Cure. Approved COC found in file for the rate change, no violation found. Predatory Compliance Worksheet and COC have been uploaded. - Seller-09/30/2021
Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($1,020.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($1,788.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-09/16/2021

 Resolved-COC history document provided, updated Revised CD and final CD.  New CE - minimal. - Due Diligence Vendor-10/04/2021

																									Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 796 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points		XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$960,000.00	NJ	Primary Residence	Refinance	Rate and Term
494397826			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$760,000.00	FL	Primary Residence	Purchase	NA
494400539			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$675,000.00	CA	Primary Residence	Refinance	Cash Out - Other
494358099			D	A	D	A	A	A	A	A	Closed	FCRE7497	2021-09-30 22:14	2021-10-06 17:10	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Payment validated from resubmission and confirmed net rent loss. - Due Diligence Vendor-10/06/2021 Ready for Review-Document Uploaded. Please see the taxes and insurance. The property is free and clear and co-owned with the sister. - Seller-09/30/2021 Open-missing taxes and insurance for xxx - Due Diligence Vendor-09/16/2021	Ready for Review-Document Uploaded. Please see the taxes and insurance. The property is free and clear and co-owned with the sister. - Seller-09/30/2021	Resolved-Payment validated from resubmission and confirmed net rent loss. - Due Diligence Vendor-10/06/2021	Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 24.68% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.12169736842105264 Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 20 Years		XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$670,312.00	OR	Primary Residence	Purchase	NA
494367808			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$1,875,000.00	FL	Primary Residence	Purchase	NA
494420492			C	B	C	A	C	B	A	A	Closed	finding-3652	2021-10-14 12:55	2021-10-14 14:30	Cured	2 - Non-Material	C	B	Compliance	TRID	Lender Credits That Cannot Decrease Test
Cured-PC-CD, copy of check, proof of delivery, and LOE provided - Due Diligence Vendor-10/14/2021

Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($223.45) does not exceed or equal the comparable sum of specific and non-specific lender credits ($390.45). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-09/22/2021

Ready for Review-Document Uploaded. Restitution documentation has been provided. - Seller-10/14/2021
																							Ready for Review-Document Uploaded. Restitution documentation has been provided. - Seller-10/14/2021
Cured-PC-CD, copy of check, proof of delivery, and LOE provided - Due Diligence Vendor-10/14/2021

 Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($223.45) does not exceed or equal the comparable sum of specific and non-specific lender credits ($390.45). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-09/22/2021

																									Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 30.33% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 744 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points		XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$736,000.00	FL	Primary Residence	Refinance	Rate and Term
494420492			C	B	C	A	C	B	A	A	Closed	finding-3551	2021-10-14 14:29	2021-10-14 14:30	Resolved	1 - Information	A	A	Compliance	TRID	Post-Consummation Cure Reimbursement and Revised Closing Disclosure Delivery Date Test
Resolved-PC-CD, copy of check, proof of delivery, and LOE provided within 60 days of discovery.  - Due Diligence Vendor-10/14/2021

Open-This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test. ( 12 CFR §1026.19(f)(2)(v) )The post-consummation reason for redisclosure is "post-consummation cure for violation of tolerance/variation" or:The post-consummation revised closing disclosure delivery date is more than 60 calendar days after the consummation date, or closing / settlement date if no consummation date was provided; orThe provided reimbursement date is more than 60 calendar days after the consummation date, or closing / settlement date if no consummation date was provided.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than 60 days after consummation, and the creditor complies with §1026.19(f)(1)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than 60 days after consummation. - Due Diligence Vendor-10/14/2021
																								Resolved-PC-CD, copy of check, proof of delivery, and LOE provided within 60 days of discovery. - Due Diligence Vendor-10/14/2021	Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 30.33% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 744 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points			"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$736,000.00	FL	Primary Residence	Refinance	Rate and Term
494420492			C	B	C	A	C	B	A	A	Closed	FCRE1168	2021-10-12 16:49	2021-10-12 17:04	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $XXX Updated insurance policy provided with $XXX dwelling coverage with additional extended replacement coverage of 25% plus $XXX for other structures.  - Due Diligence Vendor-10/12/2021
Ready for Review-Document Uploaded. Attached in the insurance policy can you please confirm with the additional 25% coverage if there is sufficient evidence to satisfy the 80% UPB requirement - Seller-10/12/2021
Counter-Appraisal reflects a Cost Approach of $XXX; coverage in file for subject and outbuildings is $XXX, and loan amount is $XXX.  Based on information provided, insufficient coverage is in place on the subject. - Due Diligence Vendor-10/11/2021
Ready for Review-Document Uploaded. Attached is the Appraisal p. 3 stating Cost Approach to Value (RCE) and the Hazard Checklist of Coverage - Seller-10/08/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $ Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $ The dwelling coverage per the declaration page equals $XXX, the lien amount per the note is $XXX. replacement cost coverage of 25% of dwelling coverage - Due Diligence Vendor-09/17/2021
																							Ready for Review-Document Uploaded. Attached in the insurance policy can you please confirm with the additional 25% coverage if there is sufficient evidence to satisfy the 80% UPB requirement - Seller-10/12/2021 Ready for Review-Document Uploaded. Attached is the Appraisal p. 3 stating Cost Approach to Value (RCE) and the Hazard Checklist of Coverage - Seller-10/08/2021	Resolved-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $XXX Updated insurance policy provided with $XXX dwelling coverage with additional extended replacement coverage of 25% plus $XXX for other structures. - Due Diligence Vendor-10/12/2021	Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 30.33% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 744 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points		XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$736,000.00	FL	Primary Residence	Refinance	Rate and Term
494384749			D	A	A	A	D	A	A	A	Closed	FCOM1544	2021-10-05 19:41	2021-10-07 21:37	Resolved	1 - Information	D	A	Compliance	Missing Doc - CD	TRID: Missing Final Closing Disclosure	Resolved-TRID: Final Closing Disclosure Provided. xxx and Settlement Statement provided in lieu of Final CD. - Due Diligence Vendor-10/07/2021 Ready for Review-Document Uploaded. Disagree - Final Closing Disclosure and Final Settlement Statement in file. See attachments. - Seller-10/05/2021 Open-TRID: Missing Final Closing Disclosure Missing final CD, compliance cannot be tested until receipt. - Due Diligence Vendor-10/01/2021 Open-TRID: Missing Final Closing Disclosure - Due Diligence Vendor-09/16/2021	Ready for Review-Document Uploaded. Disagree - Final Closing Disclosure and Final Settlement Statement in file. See attachments. - Seller-10/05/2021	Resolved-TRID: Final Closing Disclosure Provided. xxx and Settlement Statement provided in lieu of Final CD. - Due Diligence Vendor-10/07/2021	Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 33.17% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 750 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points		XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$668,000.00	CA	Primary Residence	Purchase	NA
494384749			D	A	A	A	D	A	A	A	Closed	FCOM1266	2021-10-05 19:42	2021-10-06 19:18	Resolved	1 - Information	B	A	Compliance	Disclosures (Federal, State, and Data Dependent)	Homeownership Counseling Disclosure Is Missing	Resolved-Homeownership Counseling Disclosure Is Present or Not Applicable. Received Homeownership Counseling Disclosure document. - Due Diligence Vendor-10/06/2021 Ready for Review-Document Uploaded. Disagree - Homeownership Counseling Disclosure in file. See attachment. - Seller-10/05/2021 Open-Homeownership Counseling Disclosure Is Missing - Due Diligence Vendor-09/21/2021	Ready for Review-Document Uploaded. Disagree - Homeownership Counseling Disclosure in file. See attachment. - Seller-10/05/2021	Resolved-Homeownership Counseling Disclosure Is Present or Not Applicable. Received Homeownership Counseling Disclosure document. - Due Diligence Vendor-10/06/2021	Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 33.17% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 750 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points		XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$668,000.00	CA	Primary Residence	Purchase	NA
494377319			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$880,000.00	AZ	Second Home	Purchase	NA
279867624			D	A	D	A	A	A	A	A	Closed	FCRE1335	2021-10-05 19:22	2021-10-08 13:56	Resolved	1 - Information	D	A	Credit	Missing Doc - Income	Borrower 1 IRS Transcripts Missing	Resolved-Borrower 1 IRS Transcripts Resolved - Due Diligence Vendor-10/08/2021 Ready for Review-Document Uploaded. Disagree. Borrower 1 IRS Transcripts provided. Please see attached IRS Tax Transcripts for Borrower 1 (XXX). - Seller-10/05/2021 Open-Borrower 1 IRS Transcripts Missing - Due Diligence Vendor-09/16/2021	Ready for Review-Document Uploaded. Disagree. Borrower 1 IRS Transcripts provided. Please see attached IRS Tax Transcripts for Borrower 1 (XXX). - Seller-10/05/2021	Resolved-Borrower 1 IRS Transcripts Resolved - Due Diligence Vendor-10/08/2021	Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 752 is Greater Than The Guideline Minimum Of 700 By Twenty (20) or More Points Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 27.9% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 8 Years		XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$810,600.00	CA	Primary Residence	Refinance	Cash Out - Other
494427280			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$1,095,000.00	CA	Primary Residence	Refinance	Rate and Term
494392464			C	A	C	A	A	A	A	A	Closed	FCRE1320	2021-10-06 16:05	2021-10-08 17:06	Resolved	1 - Information	C	A	Credit	Income	Borrower 1 Personal Tax Returns Less Than 24 Months Provided
Resolved-Agree with the above- 2020 returns in file indicate household receives a K-1 with minor net positive earnings reported.  While that K-1 itself was not provided, as net cash flow does not impact ratios, not required per investor guidelines.  2019 tax transcripts support a net of $0 from K-1s with expenses matching positive revenues.  With these details, full second year return not required. - Due Diligence Vendor-10/08/2021

Ready for Review-Disagree with finding: the borrower is non-self-employed as such, the tax return is not required.  - Seller-10/06/2021

Open-Borrower 1 Personal Tax Returns Less Than 24 Months Provided 2019 Tax Return is missing. - Due Diligence Vendor-09/16/2021
																							Ready for Review-Disagree with finding: the borrower is non-self-employed as such, the tax return is not required. - Seller-10/06/2021	Resolved-Agree with the above- 2020 returns in file indicate household receives a K-1 with minor net positive earnings reported. While that K-1 itself was not provided, as net cash flow does not impact ratios, not required per investor guidelines. 2019 tax transcripts support a net of $0 from K-1s with expenses matching positive revenues. With these details, full second year return not required. - Due Diligence Vendor-10/08/2021
Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 13.32% Is Less Than The Guideline Maximum Of 45% By Five Percent (5%) Or More

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 32 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 70% Is Below the Guideline Maximum Of 80% By Ten Percent (10%) or More

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 70% Is Below The Guideline Maximum Of 80% By Ten Percent (10%) Or More

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 10 Years
																												"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$682,500.00	AZ	Primary Residence	Refinance	Rate and Term
494433673			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$992,000.00	CO	Primary Residence	Refinance	Rate and Term
494415473			C	A	C	A	A	A	A	A	Closed	FCRE2515	2021-10-07 20:35	2021-10-11 16:55	Resolved	1 - Information	C	A	Credit	Eligibility	Credit history does not meet guidelines
Resolved-Explanation and supporting documentation provided- each payment is included in ratios. - Due Diligence Vendor-10/11/2021
Ready for Review-Document Uploaded. Please see attached documentation.  The xxx debts were incorrectly input, they are not revolving debts, it appears they were just input that way to make sure they would be picked up in total liabilities.  You can see the original xxx loans on the credit report (page attached), they are paid in full and these are just the ongoing monthly maintenance fees for the timeshares. - Seller-10/07/2021
Open-Revolving xxx Timesahre account ending XXX and XXX does not on credit report, missing proof of documentation  - Due Diligence Vendor-09/20/2021
																							Ready for Review-Document Uploaded. Please see attached documentation. The xxx debts were incorrectly input, they are not revolving debts, it appears they were just input that way to make sure they would be picked up in total liabilities. You can see the original xxx loans on the credit report (page attached), they are paid in full and these are just the ongoing monthly maintenance fees for the timeshares. - Seller-10/07/2021	Resolved-Explanation and supporting documentation provided- each payment is included in ratios. - Due Diligence Vendor-10/11/2021
Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 11 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 782 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - 35 Years

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 20 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 20 Years
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$688,000.00	FL	Primary Residence	Purchase	NA
494393305			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$950,000.00	TX	Second Home	Purchase	NA
529875282			D	A	A	A	C	A	D	A	Closed	FPRO1244	2021-10-04 21:00	2021-10-08 01:53	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-10/08/2021 Open-Missing the required third party valuation. - Due Diligence Vendor-10/04/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-10/08/2021	Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 23 Years Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 5 Years Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 755 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points			"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$900,000.00	CA	Primary Residence	Purchase	NA
529875282			D	A	A	A	C	A	D	A	Closed	FCOM1252	2021-10-05 19:53	2021-10-06 21:42	Resolved	1 - Information	C	A	Compliance	TRID	TRID: Missing Loan Estimate	Resolved-Received Initial LE and located COC for Revised LE. - Due Diligence Vendor-10/06/2021 Ready for Review-Document Uploaded. ILE found in file & has been uploaded - Seller-10/05/2021 Open-"****It appears the initial LE is missing from the file. There are documents which indicate the initial LE was sent to the borrower on 5/26/2021. The earliest LE in the file appears to be dated 6/2/2021. - Due Diligence Vendor-09/15/2021	Ready for Review-Document Uploaded. ILE found in file & has been uploaded - Seller-10/05/2021	Resolved-Received Initial LE and located COC for Revised LE. - Due Diligence Vendor-10/06/2021	Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 23 Years Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 5 Years Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 755 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points		XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$900,000.00	CA	Primary Residence	Purchase	NA
529875282			D	A	A	A	C	A	D	A	Closed	finding-3625	2021-10-05 19:47	2021-10-06 21:39	Resolved	1 - Information	C	A	Compliance	TRID	TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" Validation Test
Resolved-Resolved - Due Diligence Vendor-10/06/2021

Ready for Review-Document Uploaded. all fees disclosed in section B are correct.  xxx provided - Seller-10/05/2021

Open-This loan failed the TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" validation test.This loan contains a fee or fees where "compensation to" is set to the lender or broker but this fee or fees should not be retained by the lender or broker."Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" should contain an itemization of each amount, and a subtotal of all such amounts, the consumer will pay for settlement services for which the consumer cannot shop in accordance with Regulation Z and that are provided by persons other than the creditor or mortgage broker. - Due Diligence Vendor-10/04/2021
																							Ready for Review-Document Uploaded. all fees disclosed in section B are correct. xxx provided - Seller-10/05/2021	Resolved-Resolved - Due Diligence Vendor-10/06/2021	Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 23 Years Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 5 Years Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 755 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points		XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$900,000.00	CA	Primary Residence	Purchase	NA
529875282			D	A	A	A	C	A	D	A	Closed	finding-3631	2021-10-05 19:58	2021-10-06 21:39	Resolved	1 - Information	C	A	Compliance	Points & Fees	Reimbursement Amount Validation Test	Resolved-Resolved - Due Diligence Vendor-10/06/2021 Ready for Review-No Violation found - Seller-10/05/2021 Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-10/04/2021	Ready for Review-No Violation found - Seller-10/05/2021	Resolved-Resolved - Due Diligence Vendor-10/06/2021	Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 23 Years Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 5 Years Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 755 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points			"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$900,000.00	CA	Primary Residence	Purchase	NA
529875282			D	A	A	A	C	A	D	A	Closed	finding-3632	2021-10-05 19:59	2021-10-06 21:39	Resolved	1 - Information	C	A	Compliance	Disclosures (Federal, State, and Data Dependent)	Consummation or Reimbursement Date Validation Test	Resolved-Resolved - Due Diligence Vendor-10/06/2021 Ready for Review-No Violation found - Seller-10/05/2021 Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-10/04/2021	Ready for Review-No Violation found - Seller-10/05/2021	Resolved-Resolved - Due Diligence Vendor-10/06/2021	Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 23 Years Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 5 Years Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 755 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points			"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$900,000.00	CA	Primary Residence	Purchase	NA
529875282			D	A	A	A	C	A	D	A	Closed	finding-3634	2021-10-05 19:52	2021-10-06 21:39	Resolved	1 - Information	C	A	Compliance	TRID Tolerance	Charges That Cannot Increase Test
Resolved-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $6,755.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Received Initial LE and located COC for Revised LE. - Due Diligence Vendor-10/06/2021

Resolved-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $6,755.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-10/04/2021

Ready for Review-fees disclosed on LE and xxx are all the same.  No violation found - Seller-10/05/2021
																							Ready for Review-fees disclosed on LE and xxx are all the same. No violation found - Seller-10/05/2021
Resolved-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $6,755.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Received Initial LE and located COC for Revised LE. - Due Diligence Vendor-10/06/2021

 Resolved-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $6,755.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-10/04/2021

																									Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 23 Years Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 5 Years Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 755 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points			"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$900,000.00	CA	Primary Residence	Purchase	NA
494394572			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$746,000.00	UT	Primary Residence	Refinance	Rate and Term
494388019			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$688,000.00	TX	Primary Residence	Purchase	NA
494423829			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$704,000.00	TN	Primary Residence	Purchase	NA
494369938			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$791,000.00	AZ	Primary Residence	Purchase	NA
494373610			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$1,000,000.00	TX	Primary Residence	Purchase	NA
494410634			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$700,000.00	MD	Primary Residence	Refinance	Rate and Term
494400227			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$1,020,000.00	UT	Second Home	Purchase	NA
494387609			C	A	C	A	A	A	A	A	Closed	FCRE1159	2021-09-29 14:46	2021-09-30 17:58	Resolved	1 - Information	C	A	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Resolved-Verification provided of no claims to gap coverage within two day margin- revised policy not required. - Due Diligence Vendor-09/30/2021 Ready for Review-Disagree - – xxx has a Vendor xxx, and in the event of a gap in coverage, any claims would have been covered during that 2 day window. There are no claims reported for this period of time from 09/13/21 to 9/15/21. - Seller-09/29/2021 Open-Hazard Insurance Effective Date of 09-XX-2021 is after the Disbursement Date of 09-XX-2021 - Due Diligence Vendor-09/24/2021	Ready for Review-Disagree - – xxx has a Vendor xxx, and in the event of a gap in coverage, any claims would have been covered during that 2 day window. There are no claims reported for this period of time from 09/13/21 to 9/15/21. - Seller-09/29/2021	Resolved-Verification provided of no claims to gap coverage within two day margin- revised policy not required. - Due Diligence Vendor-09/30/2021
Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 15 Years

Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 15 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.06415286624203821

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 800 is Greater Than The Guideline Minimum Of 700 By Twenty (20) or More Points
																												"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$618,837.00	NM	Primary Residence	Purchase	NA
494378916			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$634,000.00	AZ	Primary Residence	Refinance	Rate and Term
494386651			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$640,000.00	CA	Primary Residence	Purchase	NA
529867788			D	A	A	A	D	A	A	A	Closed	FCOM1512	2021-09-28 19:40	2021-09-29 16:13	Resolved	1 - Information	D	A	Compliance	Missing Doc - Closing Package	Closing/Settlement Disclosure Unexecuted	Resolved-Received Final CD with signature page. - Due Diligence Vendor-09/29/2021 Ready for Review-Document Uploaded. final CD found in file and has been uploaded - Seller-09/28/2021 Open-Final CD is unexecuted pg 197 - Due Diligence Vendor-09/24/2021	Ready for Review-Document Uploaded. final CD found in file and has been uploaded - Seller-09/28/2021	Resolved-Received Final CD with signature page. - Due Diligence Vendor-09/29/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$753,250.00	CA	Primary Residence	Purchase	NA
494391899			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$557,000.00	CA	Primary Residence	Refinance	Cash Out - Other
494425722			C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-10-08 14:19	2021-10-11 17:25	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Updated insurance policy provided with sufficient coverage in place per estimate from insurer.  Increase in ratios is in line for program. - Due Diligence Vendor-10/11/2021

Ready for Review-Document Uploaded. HOI and RCE added  - Seller-10/08/2021

Counter-Replacement Cost Estimator tool provided indicates a rebuild value of $573,122.82, however insurance evidence in file reflects coverage of only $540,900 which is insufficient.  No endorsement for guaranteed replacement cost or expanded coverage indicated. - Due Diligence Vendor-10/06/2021

Counter-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $540900 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $573122.82 - Due Diligence Vendor-10/06/2021

Ready for Review-Document Uploaded. RCE uploaded  - Seller-09/30/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $540000 is less than all Subject Lien(s). Replacement Cost Value of $573122.82. - Due Diligence Vendor-09/28/2021
																							Ready for Review-Document Uploaded. HOI and RCE added - Seller-10/08/2021 Ready for Review-Document Uploaded. RCE uploaded - Seller-09/30/2021	Resolved-Updated insurance policy provided with sufficient coverage in place per estimate from insurer. Increase in ratios is in line for program. - Due Diligence Vendor-10/11/2021
Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 36 Are Greater Than The Guideline Minimum Of 12 By Six (6) Or More Months

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 36.45% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 805 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 5 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.050743169398907106
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$679,500.00	MN	Primary Residence	Refinance	Rate and Term
494380816			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$971,250.00	WA	Primary Residence	Purchase	NA
494377487			B	A	A	A	B	A	A	A	Closed	FCOM1266	2021-10-04 21:14	2021-10-05 15:37	Resolved	1 - Information	B	A	Compliance	Disclosures (Federal, State, and Data Dependent)	Homeownership Counseling Disclosure Is Missing	Resolved-HO Counseling doc received. - Due Diligence Vendor-10/05/2021 Resolved-Homeownership Counseling Disclosure Is Present or Not Applicable - Due Diligence Vendor-10/05/2021 Ready for Review-Document Uploaded. Documentation has been provided. - Seller-10/04/2021 Open-Homeownership Counseling Disclosure Is Missing - Due Diligence Vendor-09/24/2021	Ready for Review-Document Uploaded. Documentation has been provided. - Seller-10/04/2021	Resolved-HO Counseling doc received. - Due Diligence Vendor-10/05/2021 Resolved-Homeownership Counseling Disclosure Is Present or Not Applicable - Due Diligence Vendor-10/05/2021			XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$650,000.00	UT	Primary Residence	Refinance	Cash Out - Other
494392834			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$834,000.00	CA	Primary Residence	Refinance	Cash Out - Other
529866883			C	A	C	A	C	A	A	A	Closed	FCRE1324	2021-10-08 20:06	2021-10-14 15:42	Resolved	1 - Information	C	A	Credit	Income	Borrower 1 Tax Returns Not Signed
Resolved-Borrower 1 Signed Tax Returns Resolved - Due Diligence Vendor-10/14/2021

Resolved-Borrower 1 Signed Tax Returns Resolved- all returns were signed within appropriate timeframe with exception to one. 2019 returns were dated one day post-close, however, tax transcripts were obtained prior to settlement which match details used in qualifying. - Due Diligence Vendor-10/13/2021

Resolved-Borrower 1 Signed Tax Returns Resolved- all returns were signed within appropriate timeframe with exception to one.  Per lender, tax transcripts were obtained prior to settlement, however a copy of same not provided- separate item added. - Due Diligence Vendor-10/12/2021

Ready for Review-Document Uploaded. Disagree. The 2020 return being signed one day after consummation does not affect the QM status. According to Appendix Q, a tax transcript obtained from the IRS may be used in lieu of signed tax returns. The file contains the IRS transcript for the 2020 tax return. - Seller-10/08/2021

Open-2020 1040 Tax Return executed post consummation (9/9/21) on 9/10/21. - Due Diligence Vendor-09/28/2021
																							Ready for Review-Document Uploaded. Disagree. The 2020 return being signed one day after consummation does not affect the QM status. According to Appendix Q, a tax transcript obtained from the IRS may be used in lieu of signed tax returns. The file contains the IRS transcript for the 2020 tax return. - Seller-10/08/2021
Resolved-Borrower 1 Signed Tax Returns Resolved - Due Diligence Vendor-10/14/2021

 Resolved-Borrower 1 Signed Tax Returns Resolved- all returns were signed within appropriate timeframe with exception to one. 2019 returns were dated one day post-close, however, tax transcripts were obtained prior to settlement which match details used in qualifying. - Due Diligence Vendor-10/13/2021

 Resolved-Borrower 1 Signed Tax Returns Resolved- all returns were signed within appropriate timeframe with exception to one.  Per lender, tax transcripts were obtained prior to settlement, however a copy of same not provided- separate item added. - Due Diligence Vendor-10/12/2021

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 58.82% Is Below the Guideline Maximum Of 75% By Ten Percent (10%) or More

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 820 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.030204897551224387

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 58.82% Is Below The Guideline Maximum Of 75% By Ten Percent (10%) Or More

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 9 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 34 Years

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 37.34% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$2,000,000.00	CA	Primary Residence	Purchase	NA
529866883			C	A	C	A	C	A	A	A	Closed	FCRE1335	2021-10-13 15:08	2021-10-14 15:42	Resolved	1 - Information	A	A	Credit	Missing Doc - Income	Borrower 1 IRS Transcripts Missing
Resolved-Borrower 1 IRS Transcripts Resolved - Due Diligence Vendor-10/14/2021

Resolved-Tax transcripts now provided- and confirmed obtained prior to closing- which match returns used in qualifying, confirmed Origination Status. - Due Diligence Vendor-10/13/2021

Ready for Review-Document Uploaded. The 2019 and 2020 IRS transcripts were in the file and have been uploaded. They were pulled on 8/25/21 which was prior to the 9/9/21 consummation date. - Seller-10/13/2021

Open-Borrower 1 IRS Transcripts Missing- All tax returns were signed within appropriate timeframe with exception to one. Per lender, tax transcripts were obtained prior to settlement, however a copy of same was not provided in the loan file.  Must support income as reflected on returns in file and confirm receipt prior to consummation. - Due Diligence Vendor-10/12/2021
																							Ready for Review-Document Uploaded. The 2019 and 2020 IRS transcripts were in the file and have been uploaded. They were pulled on 8/25/21 which was prior to the 9/9/21 consummation date. - Seller-10/13/2021	Resolved-Borrower 1 IRS Transcripts Resolved - Due Diligence Vendor-10/14/2021 Resolved-Tax transcripts now provided- and confirmed obtained prior to closing- which match returns used in qualifying, confirmed Origination Status. - Due Diligence Vendor-10/13/2021
Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 58.82% Is Below the Guideline Maximum Of 75% By Ten Percent (10%) or More

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 820 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.030204897551224387

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 58.82% Is Below The Guideline Maximum Of 75% By Ten Percent (10%) Or More

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 9 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 34 Years

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 37.34% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$2,000,000.00	CA	Primary Residence	Purchase	NA
529866883			C	A	C	A	C	A	A	A	Closed	FCOM7646	2021-10-13 15:07	2021-10-13 15:48	Resolved	1 - Information	C	A	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status
Resolved-Tax transcripts now provided and obtained prior to closing, which match returns used in qualifying, confirmed Origination Status. - Due Diligence Vendor-10/13/2021

Ready for Review-Document Uploaded. The 2019 and 2020 IRS transcripts were in the file and have been uploaded. They were pulled on 8/25/21 which was prior to the 9/9/21 consummation date. - Seller-10/13/2021

Counter-All tax returns were signed within appropriate timeframe with exception to one. Per lender, tax transcripts were obtained prior to settlement, however a copy of same was not provided in the loan file. Pending status remains until validated that IRS verification received prior to settlement and a separate item added for this. - Due Diligence Vendor-10/12/2021

Ready for Review-Document Uploaded. Disagree. The 2020 return being signed one day after consummation does not affect the QM status. According to Appendix Q, a tax transcript obtained from the IRS may be used in lieu of signed tax returns. The file contains the IRS transcript for the 2020 tax return. - Seller-10/08/2021

Open-Originator QM Designation Of QM: Safe Harbor (SH) Differs From Final QM Status Of ATR/QM: Status Pending 2020 1040 Tax Return executed post consummation (9/9/21) on 9/10/21. - Due Diligence Vendor-09/28/2021
																							Ready for Review-Document Uploaded. The 2019 and 2020 IRS transcripts were in the file and have been uploaded. They were pulled on 8/25/21 which was prior to the 9/9/21 consummation date. - Seller-10/13/2021 Ready for Review-Document Uploaded. Disagree. The 2020 return being signed one day after consummation does not affect the QM status. According to Appendix Q, a tax transcript obtained from the IRS may be used in lieu of signed tax returns. The file contains the IRS transcript for the 2020 tax return. - Seller-10/08/2021	Resolved-Tax transcripts now provided and obtained prior to closing, which match returns used in qualifying, confirmed Origination Status. - Due Diligence Vendor-10/13/2021
Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 58.82% Is Below the Guideline Maximum Of 75% By Ten Percent (10%) or More

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 820 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.030204897551224387

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 58.82% Is Below The Guideline Maximum Of 75% By Ten Percent (10%) Or More

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 9 Years

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 34 Years

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 37.34% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$2,000,000.00	CA	Primary Residence	Purchase	NA
494344541			D	A	D	A	A	A	A	A	Closed	FCRE1167	2021-09-27 19:25	2021-09-28 12:03	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s)and Replacement Cost Estimator by Insurer was not Provided	Resolved-Confirmed per insuring agent sufficient coverage is in place for anticipated cost to rebuild. - Due Diligence Vendor-09/28/2021 Ready for Review-Document Uploaded. Replacement Cost Estimator found in file and has been uploaded. - Seller-09/27/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage of $350000 is less than all Subject Lien(s), and Guaranteed Replacement Coverage is provided but Replacement Cost Estimator by Insurer was not Provided - Due Diligence Vendor-09/27/2021	Ready for Review-Document Uploaded. Replacement Cost Estimator found in file and has been uploaded. - Seller-09/27/2021	Resolved-Confirmed per insuring agent sufficient coverage is in place for anticipated cost to rebuild. - Due Diligence Vendor-09/28/2021	Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 18 Years Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 28.3% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 18 Years		XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$637,500.00	FL	Second Home	Purchase	NA
494344541			D	A	D	A	A	A	A	A	Closed	FCRE1201	2021-09-27 17:41	2021-09-28 11:59	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Third Party Fraud Report not Provided	Resolved-Third Party Fraud Report is provided; only remaining item is a validation regarding recent acquisition of the borrower's primary residence as listed on the 1003, no issue. - Due Diligence Vendor-09/28/2021 Ready for Review-Document Uploaded. The Third Party Fraud Guard Report has been uploaded. - Seller-09/27/2021 Open-Missing Third Party Fraud Report - Due Diligence Vendor-09/24/2021	Ready for Review-Document Uploaded. The Third Party Fraud Guard Report has been uploaded. - Seller-09/27/2021	Resolved-Third Party Fraud Report is provided; only remaining item is a validation regarding recent acquisition of the borrower's primary residence as listed on the 1003, no issue. - Due Diligence Vendor-09/28/2021	Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 18 Years Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 28.3% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 18 Years		XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$637,500.00	FL	Second Home	Purchase	NA
494394057			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$690,000.00	OR	Primary Residence	Refinance	Cash Out - Other
494450591			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$669,125.00	IA	Primary Residence	Refinance	Rate and Term
494411874			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$1,475,000.00	FL	Primary Residence	Purchase	NA
494416705			C	A	A	A	A	A	C	A	Closed	FVAL5257	2021-09-30 13:53	2021-10-01 16:12	Resolved	1 - Information	C	A	Property	Appraisal	Appraiser's license is expired/deficient	Resolved-Received Appraiser's Cert. New Search resolved. - Due Diligence Vendor-10/01/2021 Ready for Review-Document Uploaded. Disagree. Per Appraisal Report the Effective Date of Appraisal is 5/11/2021 and the expiration date of Certification/License is not until 7/31/21. Appraiser (XXX) license good through 7/31/21 as of the date of the Appraisal Report. Please see attached copy the Appraiser’s license which is also reflected on page #31 of 32 of the Appraisal Report. - Seller-09/30/2021 Open-UNABLE TO DETERMINE APPRAISER STATUS. NO INFO ON ASC.GOV WEBSITE - Due Diligence Vendor-09/23/2021	Ready for Review-Document Uploaded. Disagree. Per Appraisal Report the Effective Date of Appraisal is 5/11/2021 and the expiration date of Certification/License is not until 7/31/21. Appraiser (XXX) license good through 7/31/21 as of the date of the Appraisal Report. Please see attached copy the Appraiser’s license which is also reflected on page #31 of 32 of the Appraisal Report. - Seller-09/30/2021	Resolved-Received Appraiser's Cert. New Search resolved. - Due Diligence Vendor-10/01/2021	Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 10 Years Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.05453731343283582		XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$648,000.00	GA	Primary Residence	Refinance	Cash Out - Other
494416705			C	A	A	A	A	A	C	A	Closed	FPRO1137	2021-09-30 13:52	2021-10-01 16:12	Resolved	1 - Information	C	A	Property	Appraisal	The appraiser was not licensed (Primary Value)
Resolved-Received Appraiser's Cert.  New Search, resolved. - Due Diligence Vendor-10/01/2021
Resolved-Primary Value appraiser's license was effective prior to the Valuation Date and expired after the Valuation Date Or Primary Valuation Is Not Selected Or Appraiser License Dates Are Not Provided - Due Diligence Vendor-10/01/2021
Ready for Review-Document Uploaded. Disagree.  Per Appraisal Report the Effective Date of Appraisal is 5/11/2021 and the expiration date of Certification/License is not until 7/31/21.  Appraiser (XXX) license good through 7/31/21 as of the date of the Appraisal Report.  Please see attached copy the Appraiser’s license which is also reflected on page #31 of 32 of the Appraisal Report.  - Seller-09/30/2021
Open-Primary Value appraiser's license was not effective prior to the Valuation Date or expired prior to the Valuation Date - Due Diligence Vendor-09/23/2021
																							Ready for Review-Document Uploaded. Disagree. Per Appraisal Report the Effective Date of Appraisal is 5/11/2021 and the expiration date of Certification/License is not until 7/31/21. Appraiser (Eric Colcord) license good through 7/31/21 as of the date of the Appraisal Report. Please see attached copy the Appraiser’s license which is also reflected on page #31 of 32 of the Appraisal Report. - Seller-09/30/2021	Resolved-Received Appraiser's Cert. New Search, resolved. - Due Diligence Vendor-10/01/2021 Resolved-Primary Value appraiser's license was effective prior to the Valuation Date and expired after the Valuation Date Or Primary Valuation Is Not Selected Or Appraiser License Dates Are Not Provided - Due Diligence Vendor-10/01/2021	Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 10 Years Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.05453731343283582		XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$648,000.00	GA	Primary Residence	Refinance	Cash Out - Other
529867889			C	A	A	A	C	A	C	A	Closed	FPRO868	2021-09-27 17:34	2021-10-15 22:06	Resolved	1 - Information	C	A	Property	Third Party Valuation	Desk Review Value(s) Do Not Adhere To Tolerance Criteria	Resolved-Desk Review Value(s) Does Adhere To Tolerance Criteria (Desk Review Value is $XXX and Appraised Value is $XXX For a Variance of XX%) - Due Diligence Vendor-10/14/2021 Open-Desk Review Value(s) Do Not Adhere To Tolerance Criteria (Desk Review Value is $XXX and Appraised Value is $XXX For a Variance of XX%) - Due Diligence Vendor-09/27/2021		Resolved-Desk Review Value(s) Does Adhere To Tolerance Criteria (Desk Review Value is $XXX and Appraised Value is $XXX For a Variance of XX%) - Due Diligence Vendor-10/14/2021	Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 24 Years Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 7 Years Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.09941422594142259			"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$836,500.00	CA	Primary Residence	Purchase	NA
529867889			C	A	A	A	C	A	C	A	Closed	finding-3652	2021-09-29 18:49	2021-10-06 13:22	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test
Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($400.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($500.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-09/28/2021
Ready for Review-Document Uploaded. Disagree - Lender Credit in the amount of $400 was provided in the Paid by Others Column and the additional $100 Lender Credit was provided to the borrower on the xxx and it is also disclosed on the Final Settlement Statement. Documents have been provided. - Seller-09/29/2021
Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($400.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($500.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ***It appears Lender credits of $500 was disclosed on LE dated 8/XX/21. The Initial and Final Closing Disclosures show the lender paid the appraisal review fee in the amount of $400. History of the credits reducing without a valid reason was not provided. - Due Diligence Vendor-09/28/2021
																							Ready for Review-Document Uploaded. Disagree - Lender Credit in the amount of $400 was provided in the Paid by Others Column and the additional $100 Lender Credit was provided to the borrower on the xxx and it is also disclosed on the Final Settlement Statement. Documents have been provided. - Seller-09/29/2021
Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($400.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($500.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-09/28/2021

																									Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 24 Years Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 7 Years Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.09941422594142259		XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$836,500.00	CA	Primary Residence	Purchase	NA
494385557			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$925,000.00	WA	Primary Residence	Purchase	NA
494355363			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$640,000.00	AZ	Primary Residence	Purchase	NA
494351050			C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-10-07 20:32	2021-10-11 14:52	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Replacement cost estimate provided confirming sufficient coverage to rebuild is in effect. - Due Diligence Vendor-10/11/2021 Ready for Review-Document Uploaded. Replacement Cost Estimator attached - Seller-10/07/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $ - Due Diligence Vendor-10/05/2021	Ready for Review-Document Uploaded. Replacement Cost Estimator attached - Seller-10/07/2021	Resolved-Replacement cost estimate provided confirming sufficient coverage to rebuild is in effect. - Due Diligence Vendor-10/11/2021
Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 801 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 46.58% Is Below the Guideline Maximum Of 60% By Ten Percent (10%) or More

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.04810909090909091

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 46.58% Is Below The Guideline Maximum Of 60% By Ten Percent (10%) Or More

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 36.41% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 24 Are Greater Than The Guideline Minimum Of 9 By Six (6) Or More Months
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$1,479,000.00	CA	Primary Residence	Refinance	Rate and Term
494355915			C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-09-29 15:12	2021-10-06 10:26	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Per agent, subject is insured to the provider's estimated cost to rebuild. Additionally, per policy, $XXX total coverage for subject and additional buildings is sufficient for cost to rebuild of $XXX as listed by appraiser under the Cost Approach to Value. - Due Diligence Vendor-10/06/2021 Ready for Review-Document Uploaded. email received with letter attached and uploaded - Seller-09/29/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s). Replacement Cost Value of $XXX. - Due Diligence Vendor-09/28/2021	Ready for Review-Document Uploaded. email received with letter attached and uploaded - Seller-09/29/2021	Resolved-Per agent, subject is insured to the provider's estimated cost to rebuild. Additionally, per policy, $XXX total coverage for subject and additional buildings is sufficient for cost to rebuild of $XXX as listed by appraiser under the Cost Approach to Value. - Due Diligence Vendor-10/06/2021
Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 67.76% Is Below the Guideline Maximum Of 80% By Ten Percent (10%) or More

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 20 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 761 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 67.76% Is Below The Guideline Maximum Of 80% By Ten Percent (10%) Or More

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 61 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.04130328270455659

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 36.3% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 15 Years
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$881,000.00	FL	Primary Residence	Refinance	Rate and Term
494422600			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$945,838.00	VA	Primary Residence	Refinance	Rate and Term
529901194			C	A	A	A	A	A	C	A	Closed	FPRO1245	2021-09-29 14:58	2021-10-01 15:25	Resolved	1 - Information	C	A	Property	Appraisal	Appraisal is Expired	Resolved-Received 1004D Appraisal Update - Due Diligence Vendor-10/01/2021 Open-Received 1004D Appraisal Update - Due Diligence Vendor-10/01/2021 Ready for Review-Document Uploaded. Please see the attached Appraisal Update form 1004D dated 2/8/2021. - Seller-09/29/2021 Open-Dated 9/25/2020. Updated appraisal required. - Due Diligence Vendor-09/23/2021 Open-Primary Value Appraisal is Expired - Due Diligence Vendor-09/23/2021	Ready for Review-Document Uploaded. Please see the attached Appraisal Update form 1004D dated 2/8/2021. - Seller-09/29/2021	Resolved-Received 1004D Appraisal Update - Due Diligence Vendor-10/01/2021			XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$985,000.00	CA	Primary Residence	Refinance	Rate and Term
494374492			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$685,500.00	TX	Primary Residence	Refinance	Rate and Term
529870036			D	A	D	A	C	A	A	A	Closed	FCRE1326	2021-10-04 13:59	2021-10-14 15:08	Resolved	1 - Information	D	A	Credit	Missing Doc - Income	Borrower 1 YTD Profit & Loss Missing	Resolved-Borrower 1 YTD Profit & Loss Resolved - Due Diligence Vendor-10/14/2021 Resolved-Borrower 1 YTD Profit & Loss Resolved. P&L and Balance Sheet for secondary business provided. While unsigned, this positive income is not being used to qualify and supports a stable earnings trend. - Due Diligence Vendor-10/07/2021 Ready for Review-Document Uploaded. Please see attached - Seller-10/04/2021 Open-Borrower 1 YTD Profit & Loss Missing Profit and Loss for B1 and B2 business - XXX missing from file. - Due Diligence Vendor-09/30/2021	Ready for Review-Document Uploaded. Please see attached - Seller-10/04/2021	Resolved-Borrower 1 YTD Profit & Loss Resolved - Due Diligence Vendor-10/14/2021 Resolved-Borrower 1 YTD Profit & Loss Resolved. P&L and Balance Sheet for secondary business provided. While unsigned, this positive income is not being used to qualify and supports a stable earnings trend. - Due Diligence Vendor-10/07/2021
Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 39 Years

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 35 Are Greater Than The Guideline Minimum Of 9 By Six (6) Or More Months

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.08618990384615384

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 18 Years

Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 6 Years

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 37.9% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 787 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - 28 Years
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$1,160,000.00	ID	Primary Residence	Purchase	NA
529870036			D	A	D	A	C	A	A	A	Closed	FCRE1327	2021-10-04 13:59	2021-10-14 15:08	Resolved	1 - Information	D	A	Credit	Missing Doc - Income	Borrower 1 Balance Sheet Missing	Resolved-Borrower 1 Balance Sheet Resolved - Due Diligence Vendor-10/14/2021 Resolved-Borrower 1 Balance Sheet Resolved. P&L and Balance Sheet for secondary business provided. While unsigned, this positive income is not being used to qualify and supports a stable earnings trend. - Due Diligence Vendor-10/07/2021 Ready for Review-Document Uploaded. Please see attached - Seller-10/04/2021 Open-Borrower 1 Balance Sheet Missing Balance for B1 and B2 business - Kasper Investments missing from file. - Due Diligence Vendor-09/30/2021	Ready for Review-Document Uploaded. Please see attached - Seller-10/04/2021	Resolved-Borrower 1 Balance Sheet Resolved - Due Diligence Vendor-10/14/2021 Resolved-Borrower 1 Balance Sheet Resolved. P&L and Balance Sheet for secondary business provided. While unsigned, this positive income is not being used to qualify and supports a stable earnings trend. - Due Diligence Vendor-10/07/2021
Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 39 Years

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 35 Are Greater Than The Guideline Minimum Of 9 By Six (6) Or More Months

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.08618990384615384

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 18 Years

Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 6 Years

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 37.9% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 787 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - 28 Years
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$1,160,000.00	ID	Primary Residence	Purchase	NA
529870036			D	A	D	A	C	A	A	A	Closed	FCOM7646	2021-10-04 13:59	2021-10-07 15:23	Resolved	1 - Information	C	A	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status	Resolved-Originator QM Designation Of QM: Safe Harbor (SH) Matches Final QM Status Of QM: Safe Harbor (SH). P&L and Balance Sheet for secondary business provided. While unsigned, this positive income is not being used to qualify and supports a stable earnings trend. - Due Diligence Vendor-10/07/2021 Ready for Review-Document Uploaded. Please see attached - Seller-10/04/2021 Open-Originator QM Designation Of QM: Safe Harbor (SH) Differs From Final QM Status Of ATR/QM: Status Pending P&L and Balance for B1 and B2 business - Kasper Investments missing from file. - Due Diligence Vendor-09/30/2021	Ready for Review-Document Uploaded. Please see attached - Seller-10/04/2021	Resolved-Originator QM Designation Of QM: Safe Harbor (SH) Matches Final QM Status Of QM: Safe Harbor (SH). P&L and Balance Sheet for secondary business provided. While unsigned, this positive income is not being used to qualify and supports a stable earnings trend. - Due Diligence Vendor-10/07/2021
Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 39 Years

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 35 Are Greater Than The Guideline Minimum Of 9 By Six (6) Or More Months

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.08618990384615384

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 18 Years

Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 6 Years

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 37.9% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 787 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 2 Has Stable Time In Profession By Ten (10) Years Or More - 28 Years
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$1,160,000.00	ID	Primary Residence	Purchase	NA
494358617			D	A	D	A	A	A	A	A	Closed	FCRE1168	2021-10-13 18:17	2021-10-14 11:10	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Confirmed sufficient coverage is in place per insurer's anticipated cost to rebuild. - Due Diligence Vendor-10/14/2021

Ready for Review-Document Uploaded. The document provided states that the property is insured up to the minimum estimated rebuilding cost. USAA was unable to provide an RCE detailing the break down of the costs associated with replacement. - Seller-10/13/2021

Counter-Item uploaded is for a different borrower and a different transaction- please provide evidence of sufficient coverage for the subject property. - Due Diligence Vendor-10/13/2021

Ready for Review-Document Uploaded. The document provided states that the property is insured up to the minimum estimated rebuilding cost. USAA was unable to provide an RCE detailing the break down of the costs associated with replacement. - Seller-10/12/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $790000 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $0 - Due Diligence Vendor-10/05/2021
																							Ready for Review-Document Uploaded. The document provided states that the property is insured up to the minimum estimated rebuilding cost. USAA was unable to provide an RCE detailing the break down of the costs associated with replacement. - Seller-10/13/2021 Ready for Review-Document Uploaded. The document provided states that the property is insured up to the minimum estimated rebuilding cost. USAA was unable to provide an RCE detailing the break down of the costs associated with replacement. - Seller-10/12/2021	Resolved-Confirmed sufficient coverage is in place per insurer's anticipated cost to rebuild. - Due Diligence Vendor-10/14/2021	Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 21 Years		XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$974,000.00	CA	Primary Residence	Refinance	Cash Out - Debt Consolidation
494358617			D	A	D	A	A	A	A	A	Closed	FCRE2371	2021-10-08 13:45	2021-10-11 17:15	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing final HUD-1 from sale of non-subject property
Open-PROVIDE COPY OF FINAL HUD1/CD FOR XXX. (LOX IN FILE STATES THAT THIS RENTAL PROPERTY HAS BEEN SOLD IN 2019 BUT IT IS STILL REPORTING A LOSS / INCOME FOR 365 DAYS IN 2020.  LENDER DID NOT INCLUDE LOSSS INTO DTI) (finding moved from Comments to Details section). - Due Diligence Vendor-10/11/2021
Resolved-Proof of sale of property on XXX in 2021 provided. - Due Diligence Vendor-10/11/2021
Ready for Review-Document Uploaded. Please see attached CD from sale, from file (pg 472).  I was unable to find the referenced LOX however it appears this property was not sold until 2021.  I have attached county records as supporting documentation of date of sale. - Seller-10/08/2021
																							Ready for Review-Document Uploaded. Please see attached CD from sale, from file (pg 472). I was unable to find the referenced LOX however it appears this property was not sold until 2021. I have attached county records as supporting documentation of date of sale. - Seller-10/08/2021	Resolved-Proof of sale of property on XXX in 2021 provided. - Due Diligence Vendor-10/11/2021	Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 21 Years		XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$974,000.00	CA	Primary Residence	Refinance	Cash Out - Debt Consolidation
494359218			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$817,000.00	CA	Primary Residence	Refinance	Rate and Term
494383977			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$984,000.00	CA	Primary Residence	Purchase	NA
494402197			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$957,500.00	IN	Second Home	Refinance	Rate and Term
494401273			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$715,000.00	ID	Primary Residence	Refinance	Cash Out - Other
494390342			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$659,500.00	FL	Primary Residence	Refinance	Rate and Term
279871184			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$1,200,000.00	FL	Primary Residence	Purchase	NA
494419200			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$671,000.00	KY	Primary Residence	Refinance	Cash Out - Other
494377497			C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-10-08 20:47	2021-10-12 14:11	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Per renewal of policy dated just after funding, guaranteed replacement cost coverage is in effect.  Face value of policy did not change from term during which loan closed to the renewal. - Due Diligence Vendor-10/12/2021
Ready for Review-Document Uploaded. RCE uploaded for review and shows adequate coverage - Seller-10/08/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $XXX - Due Diligence Vendor-09/24/2021
																							Ready for Review-Document Uploaded. RCE uploaded for review and shows adequate coverage - Seller-10/08/2021	Resolved-Per renewal of policy dated just after funding, guaranteed replacement cost coverage is in effect. Face value of policy did not change from term during which loan closed to the renewal. - Due Diligence Vendor-10/12/2021
Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 15 Years

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.24254706883543015

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 24% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 68.46% Is Below The Guideline Maximum Of 80% By Ten Percent (10%) Or More

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 68.46% Is Below the Guideline Maximum Of 80% By Ten Percent (10%) or More

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 7 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 774 is Greater Than The Guideline Minimum Of 700 By Twenty (20) or More Points
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$821,500.00	MI	Primary Residence	Refinance	Cash Out - Debt Consolidation
494350377			C	A	A	A	C	A	A	A	Closed	finding-3652	2021-10-08 18:31	2021-10-13 19:15	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test
Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($300.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($400.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Lender Cure on Initial CD and Final CD are credits for increase in closing costs above legal limit. - Due Diligence Vendor-10/13/2021

Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($300.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($400.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-09/24/2021

Ready for Review-Disagree-The Initial LE or re-disclosed LE disclose any non-specific lender credits. No Violation for Lender Credits occurred. - Seller-10/08/2021

Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($300.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($400.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). No COC in file addressing the decrease in lender credit - Due Diligence Vendor-09/24/2021
																							Ready for Review-Disagree-The Initial LE or re-disclosed LE disclose any non-specific lender credits. No Violation for Lender Credits occurred. - Seller-10/08/2021
Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($300.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($400.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Lender Cure on Initial CD and Final CD are credits for increase in closing costs above legal limit. - Due Diligence Vendor-10/13/2021

 Resolved-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($300.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($400.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-09/24/2021

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 17 Years

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 51.4% Is Below The Guideline Maximum Of 75% By Ten Percent (10%) Or More

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 51.4% Is Below the Guideline Maximum Of 75% By Ten Percent (10%) or More Unable to determine guidelines used

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.15935483870967743

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 785 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 35.96% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 17 Years
																												"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$1,226,000.00	CA	Primary Residence	Refinance	Rate and Term
494365635			B	A	A	A	B	A	A	A	Closed	FCOM5135	2021-09-29 19:00	2021-10-01 16:54	Resolved	1 - Information	B	A	Compliance	Missing Doc - Federal Disclosure	Required Affiliated Business Disclosure Missing
Resolved-Required Affiliated Business Disclosure Resolved - Due Diligence Vendor-10/01/2021

Ready for Review-Doc located on Page 106.   - Due Diligence Vendor-10/01/2021

Ready for Review-Non Material - The Correspondent customer has communicated no affiliate business. xxxs records show that the Correspondent does not have ownership in any other company(s). Verification rest with xxx’s TPO Approval Department who inquires and notes in the Correspondent customers profile whether the financial institution has ownership in any other businesses. Periodic re-certifications (at least annual) are also conducted. This information is shared and made available to staff in their loan review. If an affiliated business disclosure is not provided, the reviewer confirms within our LOS system that lender does not have any business affiliates. An affiliated business disclosure is not required on this loan. - Seller-09/29/2021

Open-Required Affiliated Business Disclosure Missing - Due Diligence Vendor-09/23/2021

Ready for Review-Doc located on Page 106.   - Due Diligence Vendor-10/01/2021

 Ready for Review-Non Material - The Correspondent customer has communicated no affiliate business. xxxs records show that the Correspondent does not have ownership in any other company(s). Verification rest with xxx’s TPO Approval Department who inquires and notes in the Correspondent customers profile whether the financial institution has ownership in any other businesses. Periodic re-certifications (at least annual) are also conducted. This information is shared and made available to staff in their loan review. If an affiliated business disclosure is not provided, the reviewer confirms within our LOS system that lender does not have any business affiliates. An affiliated business disclosure is not required on this loan. - Seller-09/29/2021

																								Resolved-Required Affiliated Business Disclosure Resolved - Due Diligence Vendor-10/01/2021
Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 792 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 100 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 19.56% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 7 Years
																												"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$999,000.00	GA	Primary Residence	Purchase	NA
494399380			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$960,000.00	NC	Primary Residence	Purchase	NA
529865008			C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-10-08 15:56	2021-10-11 17:49	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Confirmed sufficient coverage is in place per insurer's estimated cost to rebuild. - Due Diligence Vendor-10/11/2021 Ready for Review-Document Uploaded. Uploaded Correct Ins. - Seller-10/08/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $XXX - Due Diligence Vendor-09/24/2021	Ready for Review-Document Uploaded. Uploaded Correct Ins. - Seller-10/08/2021	Resolved-Confirmed sufficient coverage is in place per insurer's estimated cost to rebuild. - Due Diligence Vendor-10/11/2021	Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 761 is Greater Than The Guideline Minimum Of 700 By Twenty (20) or More Points Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.16258903685351503 Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 5.50 Years		XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$1,000,000.00	CA	Primary Residence	Purchase	NA
494392397			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$579,128.00	CA	Primary Residence	Refinance	Rate and Term
494402672			C	B	C	B	A	A	A	A	Closed	FCRE9745	2021-10-05 21:31	2021-10-15 14:23	Acknowledged	2 - Non-Material	C	B	Credit	Liabilities	Credit Report Expired > 120 Days	Acknowledged-Credit report expired one day prior to closing. Re-pull confirms lower current outstanding debt service than that used at origination. The lack of refreshed report prior to settlement is noted accordingly however. - Due Diligence Vendor-10/15/2021 Ready for Review-Document Uploaded. Please see the attached credit report which reflects no material change in the credit scores and liabilities. - Seller-10/05/2021 Open-Credit Report Date Of 05-10-2021 Is 121 Days Old And Is Expired Updated Credit is not on file - Due Diligence Vendor-09/27/2021	Ready for Review-Document Uploaded. Please see the attached credit report which reflects no material change in the credit scores and liabilities. - Seller-10/05/2021	Acknowledged-Credit report expired one day prior to closing. Re-pull confirms lower current outstanding debt service than that used at origination. The lack of refreshed report prior to settlement is noted accordingly however. - Due Diligence Vendor-10/15/2021			XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$2,000,000.00	CA	Primary Residence	Construction-Perm	Rate and Term
494377472			C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-09-30 19:10	2021-10-06 16:28	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Confirmation provided from insurance agent of anticipated cost to rebuild subject home and outbuildings is in line with coverage validated in file. - Due Diligence Vendor-10/06/2021 Ready for Review-Document Uploaded. Attached is a memo of explanation for RCE - Seller-09/30/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s). - Due Diligence Vendor-09/29/2021	Ready for Review-Document Uploaded. Attached is a memo of explanation for RCE - Seller-09/30/2021	Resolved-Confirmation provided from insurance agent of anticipated cost to rebuild subject home and outbuildings is in line with coverage validated in file. - Due Diligence Vendor-10/06/2021			XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$665,700.00	TX	Primary Residence	Refinance	Cash Out - Other
494369311			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$925,000.00	FL	Primary Residence	Refinance	Rate and Term
494398472			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$936,800.00	TX	Primary Residence	Purchase	NA
494346412			C	A	A	A	C	A	A	A	Closed	finding-3632	2021-09-30 21:10	2021-10-01 17:20	Resolved	1 - Information	C	A	Compliance	Disclosures (Federal, State, and Data Dependent)	Consummation or Reimbursement Date Validation Test
Resolved-resolved with document with borrowers electronic signature confirming Initial CD receipt date. - Due Diligence Vendor-10/01/2021

Resolved-Resolved - Due Diligence Vendor-10/01/2021

Ready for Review-Disagree-Title fees from initial LE to final CD and xxx  does not increase by more than 10%. - Seller-09/30/2021

Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. Pending initial closing disclosure. - Due Diligence Vendor-09/29/2021

Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-09/29/2021
																							Ready for Review-Disagree-Title fees from initial LE to final CD and xxx does not increase by more than 10%. - Seller-09/30/2021	Resolved-resolved with document with borrowers electronic signature confirming Initial CD receipt date. - Due Diligence Vendor-10/01/2021 Resolved-Resolved - Due Diligence Vendor-10/01/2021
Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 11 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 753 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 33 Are Greater Than The Guideline Minimum Of 12 By Six (6) Or More Months

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 22.67% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 27 Years
																												"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$672,000.00	CA	Primary Residence	Purchase	NA
494346412			C	A	A	A	C	A	A	A	Closed	finding-3631	2021-09-30 21:10	2021-10-01 17:20	Resolved	1 - Information	C	A	Compliance	Points & Fees	Reimbursement Amount Validation Test
Resolved-resolved with document with borrowers electronic signature confirming Initial CD receipt date. - Due Diligence Vendor-10/01/2021

Resolved-Resolved - Due Diligence Vendor-10/01/2021

Ready for Review-Disagree-Title fees from initial LE to final CD and xxx  does not increase by more than 10%. - Seller-09/30/2021

Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Pending initial closing disclosure. - Due Diligence Vendor-09/29/2021

Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-09/29/2021
																							Ready for Review-Disagree-Title fees from initial LE to final CD and xxx does not increase by more than 10%. - Seller-09/30/2021	Resolved-resolved with document with borrowers electronic signature confirming Initial CD receipt date. - Due Diligence Vendor-10/01/2021 Resolved-Resolved - Due Diligence Vendor-10/01/2021
Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 11 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 753 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 33 Are Greater Than The Guideline Minimum Of 12 By Six (6) Or More Months

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 22.67% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 27 Years
																												"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$672,000.00	CA	Primary Residence	Purchase	NA
494346412			C	A	A	A	C	A	A	A	Closed	finding-3532	2021-09-29 20:19	2021-10-01 17:18	Resolved	1 - Information	C	A	Compliance	TRID	Initial Closing Disclosure Delivery Date Test
Resolved-This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation. - Due Diligence Vendor-09/29/2021

Resolved-This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation. Received document with borrowers electronic signature confirming Initial CD receipt date. - Due Diligence Vendor-10/01/2021

Ready for Review-Document Uploaded. Disagree-Evidence Borrower received Pre Close CD dated 08/20/2021 - Seller-09/29/2021

Open-This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation. Initial Closing Disclosure not provided. - Due Diligence Vendor-09/29/2021
																							Ready for Review-Document Uploaded. Disagree-Evidence Borrower received Pre Close CD dated 08/20/2021 - Seller-09/29/2021
Resolved-This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation. - Due Diligence Vendor-09/29/2021

 Resolved-This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation. Received document with borrowers electronic signature confirming Initial CD receipt date. - Due Diligence Vendor-10/01/2021

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 11 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 753 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 33 Are Greater Than The Guideline Minimum Of 12 By Six (6) Or More Months

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 22.67% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 27 Years
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$672,000.00	CA	Primary Residence	Purchase	NA
494346412			C	A	A	A	C	A	A	A	Closed	finding-3635	2021-09-30 21:09	2021-10-01 17:18	Resolved	1 - Information	C	A	Compliance	TRID Tolerance	Charges That In Total Cannot Increase More Than 10% Test
Resolved-This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($5,951.50) exceed the comparable charges ($250.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). Received document with borrowers electronic signature confirming Initial CD receipt date. - Due Diligence Vendor-10/01/2021

Resolved-This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($5,951.50) exceed the comparable charges ($250.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). - Due Diligence Vendor-09/29/2021

Ready for Review-Document Uploaded. Disagree-Title fees from initial LE to final CD and xxx  does not increase by more than 10%. - Seller-09/30/2021

Open-This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($5,951.50) exceed the comparable charges ($250.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). Pending initial closing disclosure. - Due Diligence Vendor-09/29/2021
																							Ready for Review-Document Uploaded. Disagree-Title fees from initial LE to final CD and xxx does not increase by more than 10%. - Seller-09/30/2021
Resolved-This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($5,951.50) exceed the comparable charges ($250.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). Received document with borrowers electronic signature confirming Initial CD receipt date. - Due Diligence Vendor-10/01/2021

 Resolved-This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($5,951.50) exceed the comparable charges ($250.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). - Due Diligence Vendor-09/29/2021

Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 11 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 753 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 33 Are Greater Than The Guideline Minimum Of 12 By Six (6) Or More Months

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 22.67% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 27 Years
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$672,000.00	CA	Primary Residence	Purchase	NA
529864125			C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-09-29 19:03	2021-10-06 10:51	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Hazard Insurance Coverage Amount of $XXX is equal to or greater than all anticipated replacement cost appraisal of $XXX. - Due Diligence Vendor-10/06/2021
Resolved-Hazard Insurance Coverage Amount of $XXX is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $XXX - Due Diligence Vendor-10/06/2021
Ready for Review-Document Uploaded. Disagree - The HOI Policy shows adequate coverage. See attachment. - Seller-09/29/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s). - Due Diligence Vendor-09/27/2021
																							Ready for Review-Document Uploaded. Disagree - The HOI Policy shows adequate coverage. See attachment. - Seller-09/29/2021	Resolved-Hazard Insurance Coverage Amount of $XXX is equal to or greater than all anticipated replacement cost appraisal of $XXX. - Due Diligence Vendor-10/06/2021 Resolved-Hazard Insurance Coverage Amount of $XXX is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $XXX - Due Diligence Vendor-10/06/2021
Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 42 Are Greater Than The Guideline Minimum Of 24 By Six (6) Or More Months

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 28 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 784 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 8.86% Is Less Than The Guideline Maximum Of 36% By Five Percent (5%) Or More

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.14678030303030304
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$2,214,000.00	CA	Primary Residence	Refinance	Rate and Term
529871427			D	A	D	A	A	A	A	A	Closed	FCRE1201	2021-09-27 20:06	2021-09-28 11:53	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Third Party Fraud Report not Provided	Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-09/28/2021 Ready for Review-Document Uploaded. Disagree - Third Party Fraud Report in file. See Attachment. - Seller-09/27/2021 Open-Missing Third Party Fraud Report - Due Diligence Vendor-09/24/2021	Ready for Review-Document Uploaded. Disagree - Third Party Fraud Report in file. See Attachment. - Seller-09/27/2021	Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-09/28/2021	Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 20 Years Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.1763574123585118		XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$600,000.00	CA	Primary Residence	Purchase	NA
529870623			C	A	A	A	C	A	A	A	Closed	finding-3542	2021-09-29 17:56	2021-10-06 13:38	Resolved	1 - Information	C	A	Compliance	TRID	Revised Closing Disclosure Delivery Date Test (Waiting Period Required) Test
Resolved-This loan failed the revised closing disclosure delivery date test (waiting period required).( 12 CFR §1026.19(f)(2)(ii) )The revised closing disclosure delivery requires a new waiting period andThe revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation requiring a new waiting period. If one of the following disclosures provided under §1026.19(f)(1)(i) becomes inaccurate in the following manner before consummation, the creditor shall ensure that the consumer receives corrected disclosures containing all changed terms in accordance with the requirements of §1026.19(f)(1)(ii)(A):(A) The annual percentage rate disclosed under §1026.38(o)(4) becomes inaccurate, as defined in §1026.22.(B) The loan product is changed, causing the information disclosed under §1026.38(a)(5)(iii) to become inaccurate.(C) A prepayment penalty is added, causing the statement regarding a prepayment penalty required under §1026.38(b) to become inaccurate.The creditor shall ensure that the consumer receives the disclosures required under §1026.19(f)(1)(i) no later than three business days before consummation. - Due Diligence Vendor-09/29/2021

Ready for Review-Document Uploaded. System glitch on entire FCD.  However, ICD & xxx both disclosure the information correctly. ICD & xxx have been provided. - Seller-09/29/2021

Open-This loan failed the revised closing disclosure delivery date test (waiting period required).( 12 CFR §1026.19(f)(2)(ii) )The revised closing disclosure delivery requires a new waiting period andThe revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation requiring a new waiting period. If one of the following disclosures provided under §1026.19(f)(1)(i) becomes inaccurate in the following manner before consummation, the creditor shall ensure that the consumer receives corrected disclosures containing all changed terms in accordance with the requirements of §1026.19(f)(1)(ii)(A):(A) The annual percentage rate disclosed under §1026.38(o)(4) becomes inaccurate, as defined in §1026.22.(B) The loan product is changed, causing the information disclosed under §1026.38(a)(5)(iii) to become inaccurate.(C) A prepayment penalty is added, causing the statement regarding a prepayment penalty required under §1026.38(b) to become inaccurate.The creditor shall ensure that the consumer receives the disclosures required under §1026.19(f)(1)(i) no later than three business days before consummation. Final CD issued 2 days prior to consummation. - Due Diligence Vendor-09/29/2021
																							Ready for Review-Document Uploaded. System glitch on entire FCD. However, ICD & xxx both disclosure the information correctly. ICD & xxx have been provided. - Seller-09/29/2021
Resolved-This loan failed the revised closing disclosure delivery date test (waiting period required).( 12 CFR §1026.19(f)(2)(ii) )The revised closing disclosure delivery requires a new waiting period andThe revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation requiring a new waiting period. If one of the following disclosures provided under §1026.19(f)(1)(i) becomes inaccurate in the following manner before consummation, the creditor shall ensure that the consumer receives corrected disclosures containing all changed terms in accordance with the requirements of §1026.19(f)(1)(ii)(A):(A) The annual percentage rate disclosed under §1026.38(o)(4) becomes inaccurate, as defined in §1026.22.(B) The loan product is changed, causing the information disclosed under §1026.38(a)(5)(iii) to become inaccurate.(C) A prepayment penalty is added, causing the statement regarding a prepayment penalty required under §1026.38(b) to become inaccurate.The creditor shall ensure that the consumer receives the disclosures required under §1026.19(f)(1)(i) no later than three business days before consummation. - Due Diligence Vendor-09/29/2021

																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$976,000.00	ID	Primary Residence	Purchase	NA
529870623			C	A	A	A	C	A	A	A	Closed	finding-14	2021-09-29 17:36	2021-10-06 13:38	Resolved	1 - Information	C	A	Compliance	Points & Fees	TILA APR Test
Resolved-This loan failed the TILA APR test.
( 12 CFR §1026.22(a)(2), (4) , transferred from  12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 2.964%. The disclosed APR  of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. - Due Diligence Vendor-09/29/2021

Ready for Review-Document Uploaded. The APR was disclosed correctly on the xxx with a rate of 2.963. No violation found - Seller-09/29/2021

Open-This loan failed the TILA APR test.
( 12 CFR §1026.22(a)(2), (4) , transferred from  12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 2.964%. The disclosed APR  of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. Final CD missing TOP, Finance Charge, APR information. - Due Diligence Vendor-09/29/2021
																							Ready for Review-Document Uploaded. The APR was disclosed correctly on the xxx with a rate of 2.963. No violation found - Seller-09/29/2021	Resolved-This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is 2.964%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. - Due Diligence Vendor-09/29/2021			XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$976,000.00	ID	Primary Residence	Purchase	NA
529867208			D	A	D	A	A	A	A	A	Closed	FCRE1201	2021-09-28 16:05	2021-09-30 13:57	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Third Party Fraud Report not Provided	Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-09/30/2021 Ready for Review-Document Uploaded. See attached fraud guard report. - Seller-09/28/2021 Open-Missing Third Party Fraud Report - Due Diligence Vendor-09/24/2021	Ready for Review-Document Uploaded. See attached fraud guard report. - Seller-09/28/2021	Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-09/30/2021	Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 19 Years Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 19 Years		XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$650,000.00	CA	Primary Residence	Refinance	Cash Out - Other
494341346			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$790,000.00	CA	Primary Residence	Purchase	NA
494396603			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$648,000.00	FL	Primary Residence	Purchase	NA
494375262			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$648,000.00	MI	Primary Residence	Purchase	NA
494417706			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$698,500.00	TX	Primary Residence	Refinance	Rate and Term
494407265			D	A	A	A	D	A	A	A	Closed	FCOM1227	2021-10-14 16:23	2021-10-14 17:27	Resolved	1 - Information	D	A	Compliance	Missing Doc - Closing Package	PUD Rider is Missing	Resolved-An updated appraisal provided stating property is not considered to be a PUD. PUD Rider is not required. Finding resolved. - Due Diligence Vendor-10/14/2021 Ready for Review-Document Uploaded. uploaded -revised appraisal - Seller-10/14/2021 Open-PUD Rider is Missing - Due Diligence Vendor-09/23/2021	Ready for Review-Document Uploaded. uploaded -revised appraisal - Seller-10/14/2021	Resolved-An updated appraisal provided stating property is not considered to be a PUD. PUD Rider is not required. Finding resolved. - Due Diligence Vendor-10/14/2021			XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$700,000.00	MT	Second Home	Refinance	Cash Out - Other
494354622			A	A	A	A	A	A	A	A							A	A										"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$814,500.00	MD	Primary Residence	Purchase	NA
494391865			C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-10-08 14:09	2021-10-11 17:21	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Per insurer's anticipated cost to replace, sufficient coverage is in effect. - Due Diligence Vendor-10/11/2021 Ready for Review-Document Uploaded. RCE and HOI uploaded - Seller-10/08/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $XXX - Due Diligence Vendor-09/27/2021	Ready for Review-Document Uploaded. RCE and HOI uploaded - Seller-10/08/2021	Resolved-Per insurer's anticipated cost to replace, sufficient coverage is in effect. - Due Diligence Vendor-10/11/2021	Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 769 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.2348292682926829 Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 30.72% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More		XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$1,208,000.00	CA	Primary Residence	Purchase	NA
529871408			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$767,000.00	CA	Primary Residence	Refinance	Rate and Term
494345684			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$999,999.00	UT	Primary Residence	Purchase	NA
494386128			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$602,400.00	TX	Primary Residence	Refinance	Rate and Term
494396698			C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-10-04 20:14	2021-10-07 17:05	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Confirmed policy includes guaranteed replacement cost coverage and face value is greater than appraiser's anticipated rebuild of $XXX. - Due Diligence Vendor-10/07/2021
Resolved-Hazard Insurance Coverage Amount of $XXX is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $XXX - Due Diligence Vendor-10/07/2021
Ready for Review-Document Uploaded. Received the full HOI Policy with the full replacement coverage on pages 22 and 23.  - Seller-10/04/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s). - Due Diligence Vendor-09/28/2021
																							Ready for Review-Document Uploaded. Received the full HOI Policy with the full replacement coverage on pages 22 and 23. - Seller-10/04/2021	Resolved-Confirmed policy includes guaranteed replacement cost coverage and face value is greater than appraiser's anticipated rebuild of $650,350. - Due Diligence Vendor-10/07/2021 Resolved-Hazard Insurance Coverage Amount of $750000 is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $0 - Due Diligence Vendor-10/07/2021
Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.08860942741869497

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 47 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 816 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 14 Years

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 10 Years

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 19.52% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$952,000.00	VA	Primary Residence	Purchase	NA
529864615			C	A	C	A	A	A	C	A	Closed	FPRO9939	2021-09-30 02:54	2021-10-14 15:41	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Findings resolved. - Due Diligence Vendor-10/14/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.6) - Due Diligence Vendor-09/30/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Findings resolved. - Due Diligence Vendor-10/14/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$822,375.00	CA	Primary Residence	Purchase	NA
529864615			C	A	C	A	A	A	C	A	Closed	FCRE1168	2021-10-01 16:00	2021-10-06 17:40	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Statement from insurer indicates anticipated cost to rebuild of $XXX, matching face value of policy, which also includes an additional 50% endorsement should costs exceed this. Thus validated sufficient coverage to rebuild is present. - Due Diligence Vendor-10/06/2021 Ready for Review-Document Uploaded. Confirmed with letter that the insured property as of the inception date is $XXX - Seller-10/01/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s). - Due Diligence Vendor-09/30/2021	Ready for Review-Document Uploaded. Confirmed with letter that the insured property as of the inception date is $XXX - Seller-10/01/2021	Resolved-Statement from insurer indicates anticipated cost to rebuild of $XXX, matching face value of policy, which also includes an additional 50% endorsement should costs exceed this. Thus validated sufficient coverage to rebuild is present. - Due Diligence Vendor-10/06/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$822,375.00	CA	Primary Residence	Purchase	NA
494428608			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$767,000.00	MN	Primary Residence	Refinance	Rate and Term
494389782			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$786,000.00	OH	Primary Residence	Refinance	Rate and Term
494384588			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$770,000.00	TX	Second Home	Purchase	NA
494420948			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$706,500.00	TX	Primary Residence	Refinance	Rate and Term
529866394			C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-10-05 16:43	2021-10-07 16:37	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Confirmed sufficient coverage in effect per anticipated cost to rebuild from insurer. - Due Diligence Vendor-10/07/2021 Ready for Review-Document Uploaded. RCE has been uploaded to clear condition - Seller-10/05/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $XXX is less than all Subject Lien(s). - Due Diligence Vendor-10/04/2021	Ready for Review-Document Uploaded. RCE has been uploaded to clear condition - Seller-10/05/2021	Resolved-Confirmed sufficient coverage in effect per anticipated cost to rebuild from insurer. - Due Diligence Vendor-10/07/2021
Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.0739196675900277

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 33.44% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 6 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 755 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$969,200.00	WA	Primary Residence	Purchase	NA
529866394			C	A	C	A	A	A	A	A	Closed	FCRE1159	2021-10-04 20:08	2021-10-07 16:37	Resolved	1 - Information	C	A	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Resolved-Confirmed per post-closing CD Disbursement occurred on 8/XX/21, the same day coverage became effective. - Due Diligence Vendor-10/07/2021 Ready for Review-Document Uploaded. Haz Ins effective date correct as loan disbursed/funded 8.XX.2021. policy effective 8.XX.2021. xxx provided. - Seller-10/04/2021 Open-Hazard Insurance Effective Date of 08-XX-2021 is after the Disbursement Date of 08-XX-2021 - Due Diligence Vendor-10/02/2021	Ready for Review-Document Uploaded. Haz Ins effective date correct as loan disbursed/funded 8.26.2021. policy effective 8.XX.2021. xxx provided. - Seller-10/04/2021	Resolved-Confirmed per post-closing CD Disbursement occurred on 8/XX/21, the same day coverage became effective. - Due Diligence Vendor-10/07/2021
Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.0739196675900277

Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 33.44% Is Less Than The Guideline Maximum Of 43% By Five Percent (5%) Or More

Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 2 Has Stable Job Time Of Five (5) Or More Years At Current Job - 6 Years

Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 755 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$969,200.00	WA	Primary Residence	Purchase	NA
494398754			C	A	A	A	C	A	C	A	Closed	FPRO1137	2021-10-01 16:44	2021-10-05 16:04	Resolved	1 - Information	C	A	Property	Appraisal	The appraiser was not licensed (Primary Value)	Resolved-Primary Value appraiser's license was effective prior to the Valuation Date and expired after the Valuation Date Or Primary Valuation Is Not Selected Or Appraiser License Dates Are Not Provided - Due Diligence Vendor-10/05/2021 Ready for Review-Document Uploaded. Disagree. Please see attached pages from appraisal, effective date of appraisal was 6/XX/21 and appraiser's current license expired 8/31/21. - Seller-10/01/2021 Open-Primary Value appraiser's license was not effective prior to the Valuation Date or expired prior to the Valuation Date - Due Diligence Vendor-09/23/2021	Ready for Review-Document Uploaded. Disagree. Please see attached pages from appraisal, effective date of appraisal was 6/XX/21 and appraiser's current license expired 8/31/21. - Seller-10/01/2021	Resolved-Primary Value appraiser's license was effective prior to the Valuation Date and expired after the Valuation Date Or Primary Valuation Is Not Selected Or Appraiser License Dates Are Not Provided - Due Diligence Vendor-10/05/2021	Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 20 Years Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 69.57% Is Below The Guideline Maximum Of 80% By Ten Percent (10%) Or More Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 69.57% Is Below the Guideline Maximum Of 80% By Ten Percent (10%) or More		XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$661,000.00	TX	Primary Residence	Refinance	Cash Out - Other
494398754			C	A	A	A	C	A	C	A	Closed	finding-3631	2021-09-27 21:33	2021-09-28 21:53	Resolved	1 - Information	C	A	Compliance	Points & Fees	Reimbursement Amount Validation Test
Resolved-Resolved - Due Diligence Vendor-09/28/2021

Ready for Review-Disagree-Please review SPL and LE's the borrower selected there own title provider. There is no 10% or 0% failures. - Seller-09/27/2021

Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Loan estimate provided in file is dated 7/28/21. Provide LE within 3 days of application. - Due Diligence Vendor-09/27/2021

Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-09/24/2021
																							Ready for Review-Disagree-Please review SPL and LE's the borrower selected there own title provider. There is no 10% or 0% failures. - Seller-09/27/2021	Resolved-Resolved - Due Diligence Vendor-09/28/2021	Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 20 Years Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 69.57% Is Below The Guideline Maximum Of 80% By Ten Percent (10%) Or More Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 69.57% Is Below the Guideline Maximum Of 80% By Ten Percent (10%) or More			"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$661,000.00	TX	Primary Residence	Refinance	Cash Out - Other
494398754			C	A	A	A	C	A	C	A	Closed	finding-3632	2021-09-27 21:33	2021-09-28 21:53	Resolved	1 - Information	C	A	Compliance	Disclosures (Federal, State, and Data Dependent)	Consummation or Reimbursement Date Validation Test
Resolved-Resolved - Due Diligence Vendor-09/28/2021
Ready for Review-Disagree-Please review SPL and LE's the borrower selected there own title provider. There is no 10% or 0% failures. - Seller-09/27/2021
Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. Loan estimate provided in file is dated 7/XX/21. Provide LE within 3 days of application. - Due Diligence Vendor-09/27/2021
Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-09/24/2021
																							Ready for Review-Disagree-Please review SPL and LE's the borrower selected there own title provider. There is no 10% or 0% failures. - Seller-09/27/2021	Resolved-Resolved - Due Diligence Vendor-09/28/2021	Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 20 Years Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 69.57% Is Below The Guideline Maximum Of 80% By Ten Percent (10%) Or More Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 69.57% Is Below the Guideline Maximum Of 80% By Ten Percent (10%) or More			"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$661,000.00	TX	Primary Residence	Refinance	Cash Out - Other
494398754			C	A	A	A	C	A	C	A	Closed	finding-3634	2021-09-27 21:33	2021-09-28 21:53	Resolved	1 - Information	C	A	Compliance	TRID Tolerance	Charges That Cannot Increase Test
Resolved-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $1,841.45.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Received Initial LE dated 5/20/2021, updated revised LE with COC 7/28/2021. - Due Diligence Vendor-09/28/2021
Resolved-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $1,841.45.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-09/24/2021
Ready for Review-Document Uploaded. Disagree-Please review SPL and LE's the borrower selected there own title provider. There is no 10% or 0% failures. - Seller-09/27/2021
Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $1,841.45.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Loan estimate provided in file is dated 7/XX/21. Provide LE within 3 days of application. - Due Diligence Vendor-09/27/2021
																							Ready for Review-Document Uploaded. Disagree-Please review SPL and LE's the borrower selected there own title provider. There is no 10% or 0% failures. - Seller-09/27/2021
Resolved-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $1,841.45.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Received Initial LE dated 5/20/2021, updated revised LE with COC 7/XX/2021. - Due Diligence Vendor-09/28/2021
 Resolved-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $1,841.45.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-09/24/2021

																									Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 20 Years Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 69.57% Is Below The Guideline Maximum Of 80% By Ten Percent (10%) Or More Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 69.57% Is Below the Guideline Maximum Of 80% By Ten Percent (10%) or More		XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$661,000.00	TX	Primary Residence	Refinance	Cash Out - Other
494398754			C	A	A	A	C	A	C	A	Closed	finding-3635	2021-09-27 21:31	2021-09-28 21:53	Resolved	1 - Information	C	A	Compliance	TRID Tolerance	Charges That In Total Cannot Increase More Than 10% Test
Resolved-This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($4,051.40) exceed the comparable charges ($0.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). Received Initial LE dated 5/XX/2021, updated revised LE with COC 7/28/2021. - Due Diligence Vendor-09/28/2021
Resolved-This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($4,051.40) exceed the comparable charges ($0.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). - Due Diligence Vendor-09/24/2021
Ready for Review-Document Uploaded. Please review SPL and LE's the borrower selected there own title provider. There is no 10% or 0% failures. - Seller-09/27/2021
Open-This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($4,051.40) exceed the comparable charges ($0.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). Loan estimate provided in file is dated 7/28/21. Provide LE within 3 days of application. - Due Diligence Vendor-09/27/2021
																							Ready for Review-Document Uploaded. Please review SPL and LE's the borrower selected there own title provider. There is no 10% or 0% failures. - Seller-09/27/2021
Resolved-This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($4,051.40) exceed the comparable charges ($0.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). Received Initial LE dated 5/20/2021, updated revised LE with COC 7/XX/2021. - Due Diligence Vendor-09/28/2021
 Resolved-This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($4,051.40) exceed the comparable charges ($0.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). - Due Diligence Vendor-09/24/2021

																									Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 20 Years Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 69.57% Is Below The Guideline Maximum Of 80% By Ten Percent (10%) Or More Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 69.57% Is Below the Guideline Maximum Of 80% By Ten Percent (10%) or More		XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$661,000.00	TX	Primary Residence	Refinance	Cash Out - Other
494398754			C	A	A	A	C	A	C	A	Closed	finding-3515	2021-09-27 21:26	2021-09-28 21:53	Resolved	1 - Information	C	A	Compliance	TRID	Initial Loan Estimate Delivery Date Test (from application)
Resolved-This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application. Received Initial LE dated 5/20/2021 - Due Diligence Vendor-09/28/2021
Resolved-This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application. - Due Diligence Vendor-09/24/2021
Ready for Review-Document Uploaded. Initial Application and initial LE dated 05/XX/2021 - Seller-09/27/2021
Open-This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application. Loan estimate provided in file is dated 7/28/21. Provide LE within 3 days of application. - Due Diligence Vendor-09/27/2021
																							Ready for Review-Document Uploaded. Initial Application and initial LE dated 05/20/2021 - Seller-09/27/2021
Resolved-This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application. Received Initial LE dated 5/XX/2021 - Due Diligence Vendor-09/28/2021
 Resolved-This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application. - Due Diligence Vendor-09/24/2021

																									Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 20 Years Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 69.57% Is Below The Guideline Maximum Of 80% By Ten Percent (10%) Or More Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 69.57% Is Below the Guideline Maximum Of 80% By Ten Percent (10%) or More		XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$661,000.00	TX	Primary Residence	Refinance	Cash Out - Other
494398754			C	A	A	A	C	A	C	A	Closed	FCOM1266	2021-09-27 21:24	2021-09-28 21:23	Resolved	1 - Information	B	A	Compliance	Disclosures (Federal, State, and Data Dependent)	Homeownership Counseling Disclosure Is Missing	Resolved-Homeownership Counseling Disclosure received - Due Diligence Vendor-09/28/2021 Resolved-Homeownership Counseling Disclosure Is Present or Not Applicable - Due Diligence Vendor-09/28/2021 Ready for Review-Document Uploaded. Homeownership Notification - Seller-09/27/2021 Open-HOMEOWNERSHIP COUNSELING DISCLOSURE IS MISSING - Due Diligence Vendor-09/27/2021 Open-Homeownership Counseling Disclosure Is Missing - Due Diligence Vendor-09/24/2021	Ready for Review-Document Uploaded. Homeownership Notification - Seller-09/27/2021	Resolved-Homeownership Counseling Disclosure received - Due Diligence Vendor-09/28/2021 Resolved-Homeownership Counseling Disclosure Is Present or Not Applicable - Due Diligence Vendor-09/28/2021	Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 20 Years Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 69.57% Is Below The Guideline Maximum Of 80% By Ten Percent (10%) Or More Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 69.57% Is Below the Guideline Maximum Of 80% By Ten Percent (10%) or More		XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$661,000.00	TX	Primary Residence	Refinance	Cash Out - Other
494354163			C	A	A	A	C	A	A	A	Closed	FCOM4227	2021-10-05 14:40	2021-10-09 00:59	Resolved	1 - Information	C	A	Compliance	TRID	TRID: Missing Closing Disclosure	Resolved-Received Initial CD - Due Diligence Vendor-10/09/2021 Ready for Review-Document Uploaded. Disagree - Initial Closing Disclosure found in file and has been uploaded. - Seller-10/05/2021 Open-Missing Initial Closing Disclosure from packet. Cannot clear findings when running compliance. - Due Diligence Vendor-09/27/2021	Ready for Review-Document Uploaded. Disagree - Initial Closing Disclosure found in file and has been uploaded. - Seller-10/05/2021	Resolved-Received Initial CD - Due Diligence Vendor-10/09/2021
Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of 792 is Greater Than The Guideline Minimum Of 720 By Twenty (20) or More Points

Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 49.18% Is Below the Guideline Maximum Of 80% By Ten Percent (10%) or More

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 13 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 49.18% Is Below The Guideline Maximum Of 80% By Ten Percent (10%) Or More

Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.013333333333333334
																											XXX	"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$750,000.00	OR	Primary Residence	Refinance	Rate and Term
494358989			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$1,196,000.00	CA	Primary Residence	Refinance	Rate and Term
529866965			A	A	A	A	A	A	A	A							A	A										"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$822,000.00	CA	Primary Residence	Refinance	Rate and Term
494492479			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$653,600.00	FL	Primary Residence	Refinance	Rate and Term
494401836			A	A	A	A	A	A	A	A							A	A										"QM: Safe Harbor (SH)"	"QM: Safe Harbor (SH)"	$995,500.00	TX	Primary Residence	Refinance	Rate and Term